As filed with the Securities and Exchange Commission on February 14, 2014

Registration No. 333-156019

811-21397

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 10	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 37	☒

NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue,

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (212) 576-7000

Laura Molnar Bramson, Esq. New York Life Insurance and Annuity Corporation 1 Rockwood Road Sleepy Hollow, New York 10591 (Name and Address of Agent for Service)

Copy to:

Richard T. Choi, Esq. Carlton Fields Jorden Burt 1025 Thomas Jefferson Street, NW Suite 400 East Washington, D.C. 20007-5208	Thomas F. English, Esq. Senior Vice President, Deputy General Counsel and Chief Insurance Counsel New York Life Insurance Company 51 Madison Avenue New York, New York 10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on May 1, 2014 pursuant to paragraph (b) of Rule 485.
☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in a separate account under variable annuity contracts.

Explanatory Note

Registrant is filing this Post-Effective Amendment No. 10 (the “Amendment”) for the purpose of adding the following features to New York Life Premier Variable Annuity and New York Life Premier Plus Variable Annuity policies: (i) the Guaranteed Investment Protection Rider 2.0, (ii) new Investment Divisions, and (iii) new static Asset Allocation Models (as defined in the prospectuses) and associated disclosures. Registrant anticipates that the effective date of these changes will be May 1, 2014. We are asking that the Amendment become effective automatically 60 days after filing pursuant to Rule 485(a)(1), on April 15, 2014. Registrant will file a subsequent amendment pursuant to Rule 485(b) to include annual update changes to the registration statement and the prospectuses contained therein.

The Amendment includes prospectuses for the New York Life Premier Variable Annuity and New York Life Premier Plus Variable Annuity. The prospectuses contained in the Amendment note that the Guaranteed Investment Protection Rider 2.0, new Investment Divisions and new static Asset Allocation Models will be available as of May 1, 2014. This Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein. No other material changes were made to the prospectuses contained in the Amendment.

PROSPECTUS DATED May 1, 2014

for

New York Life Premier Variable Annuity

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A Delaware Corporation)

51 Madison Avenue, Room 251,

New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-III

NYLIAC Variable Annuity Separate Account-IV

This Prospectus describes the individual flexible premium New York Life Premier Variable Annuity policies issued by New York Life Insurance and Annuity Corporation (NYLIAC). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer no additional tax benefit when used with plans that qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner dies before Income Payments have commenced.

NYLIAC offers an individual single premium version of the policies in some states. Appendix 1 of this Prospectus modifies the May 1, 2014 Prospectus for the policies to describe the single premium version of the policies. The principal difference between the single premium version and the flexible premium version of the policies is that under the single premium policies you can only make one premium payment.

You can choose to have the Mortality and Expense Risk and Administrative Costs Charge (M&E Charge) associated with your policy assessed based on either the Accumulation Value of the policy (which invests in Separate Account III) or the Adjusted Premium Payments (which invests in Separate Account IV). The M&E Charge assessed to your policy will be based on the option that you choose. You must choose your M&E Charge option prior to the issuance of the policy. Once the M&E Charge option is chosen it cannot be changed.

For Accumulation Value based M&E Charge policies, the M&E Charge is assessed based on the Accumulation Value of the policy and will vary with fluctuations in the policy’s Accumulation Value. For Premium based M&E Charge policies, the M&E Charge is assessed based on the Adjusted Premium Payments and will not vary with fluctuations in the policy’s Accumulation Value. Please see “TABLE OF FEES AND EXPENSES—Periodic Charges Other Than Fund Company Charges” for more information.

Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account, Our Dollar Cost Averaging programs, and the Investment Divisions listed below. You may also allocate your premium payments to one of the available Asset Allocation Models. The Investment Divisions and Asset Allocation Models listed below are available regardless of the M&E Charge structure that you choose.

•       MainStay VP Balanced — Service Class

•       MainStay VP Bond — Service Class

•       MainStay VP Cash Management

•       MainStay VP Common Stock — Service Class

•       MainStay VP Conservative Allocation — Service Class

•       MainStay VP Convertible — Service Class

•       MainStay VP Cornerstone Growth — Service Class

•       MainStay VP DFA/DuPont Capital Emerging Markets Equity — Service Class

•       MainStay VP Eagle Small Cap Growth

•       MainStay VP Floating Rate — Service Class

•       MainStay VP Government — Service Class

•       MainStay VP Growth Allocation — Service Class

•       MainStay VP High Yield Corporate Bond — Service Class

•       MainStay VP ICAP Select Equity — Service Class

•       MainStay VP Income Builder — Service Class

•       MainStay VP International Equity — Service Class

•       MainStay VP Janus Balanced

•       MainStay VP Large Cap Growth — Service Class

•       MainStay VP Marketfield – Service Class

•       MainStay VP MFS® Utilities — Service Class

•       MainStay VP Mid Cap Core — Service Class

•       MainStay VP Moderate Allocation — Service Class

•        MainStay VP S&P 500 Index — Service Class

•        MainStay VP T. Rowe Price Equity Income — Service Class

•        MainStay VP Unconstrained Bond — Service Class

•        MainStay VP U.S. Small Cap — Service Class

•        MainStay VP Van Eck Global Hard Assets — Initial Class

•        American Funds IS New World – Class 4

•         BlackRock® Global Allocation V.I. Fund — Class III Shares

•         BlackRock® High Yield V. I. Fund – Class III Shares

•        Columbia Variable Portfolio — Small Cap Value Fund — Class 2

•        Dreyfus IP Technology Growth — Service Shares

•        Fidelity® VIP Contrafund® — Service Class 2

•        Fidelity® VIP Equity-Income — Service Class 2

•        Fidelity® VIP Growth Opportunities — Service Class 2

•        Fidelity® VIP Mid Cap — Service Class 2

•        Invesco V.I. American Value Fund – Series II

•        Invesco V.I. International Growth Fund – Series II

•        Janus Aspen Global Research Portfolio — Service Shares

•        MFS® Investors Trust Series — Service Class

•        MFS® Research Series — Service Class

•        Neuberger Berman AMT Mid-Cap Growth Portfolio — Class S

•        PIMCO VIT Total Return Portfolio – Advisor Class

• MainStay VP Moderate Growth Allocation — Service Class • MainStay VP PIMCO Real Return — Service Class

•        PIMCO VIT Foreign Bond Portfolio (U. S. Dollar Hedged)- Advisor Class

•        Royce Micro-Cap Portfolio — Investment Class

•        UIF U.S. Real Estate Portfolio – Class II

•        Victory VIF Diversified Stock — Class A Shares

Please note that if you have selected the Guaranteed Investment Protection Rider or the Guaranteed Investment Protection Rider 2.0, there are restrictions with regard to your ability to allocate your Premium Payments (as defined in this Prospectus) to the Investment Divisions or Asset Allocation Models. Please see “THE POLICIES—Riders—Guaranteed Investment Protection Rider (optional) and Guaranteed Investment Protection Rider 2.0 (optional)” for more information.

2014 Asset Allocation Models (available for allocation on or after May 1, 2014)*

Aggressive

35% MainStay VP Growth Allocation

15% Fidelity® VIP Contrafund

10% MainStay VP Marketfield

10% MainStay VP Unconstrained Bond

10% MFS® Investors Trust Series

  7% American Funds IS New World Fund

  7% Neuberger Berman AMT Mid-Cap Growth Portfolio

  6% Invesco V.I. International Growth Fund

Moderately Aggressive

35% MainStay VP Growth Allocation

12% Fidelity® VIP Contrafund

10% MainStay VP High Yield Corporate Bond

10% MainStay VP Unconstrained Bond

  8% MainStay VP Marketfield

  5% MFS® Investors Trust Series

  5% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

  5% PIMCO VIT Total Return

  4% Invesco V.I. International Growth Fund

  3% American Funds IS New World Fund

  3% Neuberger Berman AMT Mid-Cap Growth Portfolio

Moderate

35% MainStay VP Moderate Growth Allocation

15% MainStay VP Unconstrained Bond

10% Fidelity® VIP Contrafund

10% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

10% PIMCO VIT Total Return

  8% MainStay VP High Yield Corporate Bond

  5% MainStay VP Marketfield

  3% Invesco V.I. International Growth Fund

  2% American Funds IS New World Fund

  2% Neuberger Berman AMT Mid-Cap Growth Portfolio

Moderately Conservative

35% MainStay VP Moderate Allocation

20% MainStay VP Unconstrained Bond

15% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

15% PIMCO VIT Total Return

  6% MainStay VP High Yield Corporate Bond

  3% MainStay VP Marketfield

  2% Fidelity® VIP Contrafund

  2% Invesco V.I. International Growth Fund

  1% American Funds IS New World Fund

  1% Neuberger Berman AMT Mid-Cap Growth Portfolio

Conservative

30% MainStay VP Unconstrained Bond

25% MainStay VP Conservative Allocation

20% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

20% PIMCO VIT Total Return

  5% MainStay VP High Yield Corporate Bond

*	Subject to regulatory approval

2013 Asset Allocation Models*

Appreciation

35% MainStay VP Growth Allocation

20% MainStay VP Marketfield

20% MainStay VP Unconstrained Bond

10% MainStay VP Floating Rate

  5% Fidelity® VIP Contrafund

  5% MainStay VP International Equity

  5% MainStay VP DFA/DuPont Emerging Markets Equity

Balanced

35% MainStay VP Moderate Growth Allocation

25% MainStay VP Unconstrained Bond

15% Fidelity® VIP Contrafund

10% MainStay VP Marketfield

  5% MainStay VP Floating Rate

  5% MainStay VP International Equity

  5% BlackRock® Global Allocation V.I. Fund

Protection

30% MainStay VP Moderate Growth Allocation

25% MainStay VP Unconstrained Bond

20% BlackRock® Global Allocation V.I. Fund

10% MainStay VP Bond

  5% MainStay VP Floating Rate

  5% MainStay VP PIMCO Real Return

  5% MainStay VP Marketfield

*	The 2013 Asset Allocation Models are not available for new allocations after May 1, 2014 in jurisdictions that have approved the 2014 Asset Allocation Models.

Please be advised that you should select an Asset Allocation Model based on several factors including, but not limited to your risk tolerance, time horizon and investment objectives. The Conservative Asset Allocation Model may be appropriate for policyowners whose investment objective is income with capital preservation. The Moderately Conservative Asset Allocation Model may be appropriate for policyowners whose investment objective is income with moderate growth. The Moderate Asset Allocation Model may be appropriate for policyowners whose investment objective is growth with income. The Moderately Aggressive Asset Allocation Model may be appropriate for policyowners whose investment objective is growth. The Aggressive Asset Allocation Model may be appropriate for policyowners whose investment objective is aggressive growth.

The Fixed Account is not available for policies issued in the State of New York.

We do not guarantee the investment performance of the Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless it is accompanied by the current prospectuses for the MainStay VP Funds Trust, the American Funds Insurance Series, the BlackRock® Variable Series Funds, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the Janus Aspen Series, the MFS® Variable Insurance Trust, the Neuberger Berman Advisers Management Trust, , the PIMCO Variable Insurance Trust, the Royce Capital Fund, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (the “Funds,” and each individually, a “Fund”). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 598-2019, or your registered representative if you do not have the accompanying book of underlying fund prospectuses.

To learn more about the policies, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2014. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address noted above. The SEC maintains a website (http://www.sec.gov) that contains the SAI and other information that is filed electronically with the SEC.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

The policies involve risks, including potential loss of principal invested. The policies are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the FDIC, the Federal Reserve Board, or any other agency.

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TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION	77
APPENDIX 1	A-1

APPENDIX 2	A-2

This Prospectus is not considered an offering in any state where the sale of this policy cannot lawfully be made. We do not authorize any information or representations regarding the offering other than as described in this Prospectus or in any accompanying supplement to this Prospectus or in any authorized supplemental sales material.

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DEFINITIONS

Accumulation Unit—An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

Accumulation Value—The sum of the Variable Accumulation Value, the Fixed Accumulation Value (if applicable), and the DCA Advantage Accumulation Value of a policy.

Adjusted Death Benefit Premium Payments—The total dollar amount of premium payments made under this Policy reduced by any Adjusted Death Benefit Premium Payment Proportional Withdrawals.

Adjusted Death Benefit Premium Payment Proportional Withdrawal—An amount equal to the amount withdrawn from this Policy (including any amount withdrawn that may include surrender charges), divided by this Policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Death Benefit Premium Payments immediately preceding the withdrawal.

Adjusted Premium Payment—The total dollar amount of premium payments made under the policy and allocated to the Investment Divisions and DCA Advantage Account reduced by any withdrawals and applicable surrender charges in excess of any gain in the policy.

Allocation Alternatives—The Investment Divisions of the Separate Account, any Asset Allocation Model and the Fixed Account.

Annuitant—The person named on the Policy Data Page and whose life determines the Income Payments.

Annuity Commencement Date—The date on which We are to make the first Income Payment under the policy.

Asset Allocation Category(ies)—A group of Investment Divisions of the Separate Account categorized based on investment risk determined by NYLIAC.

Asset Allocation Model—A model portfolio comprised of Investment Divisions of the Separate Account. The model portfolio is designed by New York Life Investment Management and based primarily on investment risk.

Beneficiary—The person or entity having the right to receive the death benefit proceeds set forth in the policy and who is the “designated beneficiary” for purposes of Section 72 of the Code (as defined below).

Business Day—Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.

Code—The Internal Revenue Code of 1986, as amended.

Consideration—A premium payment, or a portion thereof and/or, if allowable, a transfer amount from an Investment Division to the Fixed Account.

Dollar Cost Averaging (DCA) Advantage Plan Account—The 6-month DCA account used specifically for the DCA Advantage Plan.

Dollar Cost Averaging (DCA) Advantage Plan—A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Account.

Dollar Cost Averaging (DCA) Accumulation Value—The sum of premium payments and Breakpoint Credits allocated to the DCA Advantage Plan Account, plus interest credited on those premium payments and Breakpoint Credits, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC’s general account. These assets are subject to the claims of Our general creditors. The DCA Accumulation Value will never be less than the DCA Advantage Plan Account portion of the Nonforfeiture Value.

Eligible Portfolios (Portfolios)—The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

Fixed Account—An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC’s general account, which are subject to the claims of Our general creditors.

Fixed Accumulation Value—The sum of premium payments and Breakpoint Credits and, if allowable, transfers allocated to the Fixed Account, plus interest credited on those premium payments and Breakpoint Credits and, if allowable,

4

transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account. The Fixed Accumulation Value will never be less than the Fixed Account portion of the Nonforfeiture Value.

Income Payments—Periodic payments NYLIAC makes after the Annuity Commencement Date.

Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

Non-Qualified Policies—Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

Nonforfeiture Rate—The rate used to calculate the Fixed Account and DCA Advantage Plan Nonforfeiture Values. This rate, as shown on the Policy Data Page, is equal to the lesser of: a) 3.00%, and b) a rate that is not less than 1.00% and determined by using the six-month average of the five-year Constant Maturity Treasury Rate reported by the Federal Reserve for December through May (for period beginning July 1) and June through November (for period beginning January 1), rounded to the nearest .05%, minus 1.25%.

Nonforfeiture Value—The Nonforfeiture Value is equal to 87.50% of the Consideration(s) allocated to the Fixed Account and/or to the DCA Advantage Plan accumulated at the Nonforfeiture Rate since the Payment Date or transfer date, minus any amounts withdrawn or transferred from the Fixed Account and/or the DCA Advantage Account, with the remaining amount accumulated at the Nonforfeiture Rate since the date of withdrawal or transfer.

NYLIAC, We, Our or Us—New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the addresses listed in Question 15 of the section of the Prospectus entitled, “Questions and Answers About New York Life Premier Variable Annuity.”

Payment Date—The Business Day on which We receive a premium payment at the address specified in this Prospectus to receive such payment.

Payment Year(s)—With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.

Policy Data Page—Page 2 of the policy which contains the policy specifications.

Policy Date—The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

Qualified Policies—Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

Reset Value—Please see “Riders-Annual Death Benefit Reset Rider (optional)”.

Separate Account—NYLIAC Variable Annuity Separate Account-III or NYLIAC Variable Annuity Separate Account-IV, each a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Eligible Portfolios.

Variable Accumulation Value—The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

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TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

Policyowner Transaction Expenses

	Accumulation Value Based M&E Charge Policies	Premium Based M&E Charge Policies
Current and guaranteed maximum Surrender Charge as a percentage of the amount withdrawn[1]	8.00%	8.00%
Current and guaranteed maximum Transfer Fee for each transfer over 12 in a Policy Year (currently no charge for the first 12 transfers in a Policy Year).	$30	$30

[1]

In Payment Years 2 and beyond, the percentage applied to calculate the maximum Surrender Charge is reduced as follows: 7% during Payment Year 2; 6% during Payment Year 3; 5% during Payment Year 4; 4% during Payment Year 5; 3% during Payment Year 6; 2% during Payment Year 7; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

Periodic Charges Other Than Fund Company Charges

	Accumulation Value Based M&E Charge Policies	Premium Based M&E Charge Policies
Annual Policy Service Charge (for policies with less than $100,000 Accumulation Value)	$30	$30
Current and guaranteed maximum Mortality and Expense Risk and Administrative Costs Charge (calculated either as an annualized percentage of the daily average Variable Accumulation Value or the Adjusted Premium Payments, includes mortality and expense risk and administrative fees).	1.35%	1.55%

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Optional Rider Charges

Accumulation Value and Premium Based M&E Charge Policies
Guaranteed maximum Investment Protection Plan Rider Charge for policyowners that selected the rider before February 15, 2010 (calculated as an annualized percentage of the amount that is guaranteed under the Investment Protection Plan Rider, deducted on a quarterly basis).	1.00%
Guaranteed maximum Investment Protection Plan Rider Charge for policyowners that select the rider on or after February 15, 2010 (calculated as annualized percentage of the amount that is guaranteed under the Investment Protection Plan Rider, deducted on a quarterly basis).	1.25%
Current Investment Protection Plan Rider Charge	0.65%
Guaranteed maximum Investment Protection Plan II Rider Charge (calculated as an annualized percentage of the amount that is guaranteed under the Investment Protection Plan II Rider, deducted on a quarterly basis).	1.50%
Current Investment Protection Plan II Rider Charge	0.65%
Guaranteed maximum Guaranteed Investment Protection Rider Charge (calculated as an annualized percentage of the amount that is guaranteed under the Guaranteed Investment Protection Rider, deducted on a quarterly basis).	1.50%
Current Guaranteed Investment Protection Rider Charge	0.65%

Guaranteed maximum Guaranteed Investment Protection Rider 2.0 Charge (calculated as an annualized percentage of the amount that is guaranteed under the Guaranteed Investment Protection Rider, deducted on a quarterly basis).

10 Year Rider Term	2.00%
11 Year Rider Term	2.00%
12 Year Rider Term	1.50%
13 Year Rider Term	1.50%
14 Year Rider Term	1.50%
15 Year Rider Term	1.50%
20 Year Rider Term	1.50%
Current Guaranteed Investment Protection Rider 2.0 Charge
10 Year Rider Term	1.10%
11 Year Rider Term	0.85%
12 Year Rider Term	0.65%
13 Year Rider Term	0.50%
14 Year Rider Term	0.40%
15 Year Rider Term	0.30%
20 Year Rider Term	0.50%
Current and Guaranteed maximum Rider Risk Charge Adjustment (one-time charge for cancellation of either the Investment Protection Plan Rider, the Investment Protection Plan II Rider or the Guaranteed Investment Protection Rider; calculated as a percentage of the amount that is guaranteed under either the Investment Protection Plan Rider, the Investment Protection Plan II Rider or the Guaranteed Investment Protection Rider).	2.00%

Current and Guaranteed maximum Rider Risk Charge Adjustment for GIPR 2.0 (one-time charge for cancellation of the Guaranteed Investment Protection Rider 2.0; calculated as a percentage of the amount that is guaranteed under the Guaranteed Investment Protection Rider 2.0):

10 Year Rider Term	2.00%
11 Year Rider Term	2.00%
12 Year Rider Term	2.00%
13 Year Rider Term	2.00%
14 Year Rider Term	2.00%
15 Year Rider Term	2.00%
20 Year Rider Term	1.00%

7

Guaranteed maximum Annual Death Benefit Reset Rider Charge (calculated as an annualized percentage of the Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis; for a detailed explanation of the term “Reset Value,” see “THE POLICIES-Riders-Annual Death Benefit Reset Rider”).	1.00%
Current Annual Death Benefit Rider Charge if the oldest Owner is age 65 or younger	0.30%
Current Annual Death Benefit Rider Charge if the oldest Owner is age 66 to 75 inclusive	0.35%
Guaranteed maximum Investment Protection Plan Rider/Annual Death Benefit Reset Rider Package (IPP + ADBR) Charge (calculated as the sum of (1) the Investment Protection Plan Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Investment Protection Plan Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the Reset Value as of the last Policy anniversary (or as of the Policy Date if within the first Policy Year)).	2.00%
Current Investment Protection Plan Rider Charge with IPP + ADBR	0.60%
Current Annual Death Benefit Reset Rider Charge with IPP + ADBR	0.25%
Guaranteed maximum Investment Protection Plan II Rider/Annual Death Benefit Reset Rider Package (IPP II + ADBR) Charge (calculated as the sum of (1) the Investment Protection Plan II Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Investment Protection Plan II Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the Reset Value as of the last Policy anniversary (or as of the Policy Date if within the first Policy Year)).	2.00%
Current Investment Protection Plan II Rider Charge with IPP II + ADBR	0.60%
Current Annual Death Benefit Reset Rider Charge with IPP II + ADBR	0.25%
Guaranteed maximum Guaranteed Investment Protection Rider/Annual Death Benefit Reset Rider Package (GIPR + ADBR) Charge (calculated as the sum of (1) the Guaranteed Investment Protection Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Guaranteed Investment Protection Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the Reset Value as of the last Policy anniversary (or as of the Policy Date if within the first Policy Year)).	2.00%
Current Guaranteed Investment Protection Rider Charge with GIPR + ADBR	0.60%
Current Annual Death Benefit Reset Rider Charge with GIPR + ADBR	0.25%

Guaranteed maximum Guaranteed Investment Protection Rider 2.0 /Annual Death Benefit Reset Rider Package (GIPR 2.0 + ADBR) Charge (calculated as the sum of (1) the Guaranteed Investment Protection Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Guaranteed Investment Protection Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the Reset Value as of the last Policy anniversary (or as of the Policy Date if within the first Policy Year)).

10 Year Term	2.50%
11 Year Term	2.50%
12 Year Term	2.00%
13 Year Term	2.00%
14 Year Term	2.00%
15 Year Term	2.00%
20 Year Term	2.00%
Current Guaranteed Investment Protection Rider 2.0 Charge with GIPR 2.0 + ADBR
10 Year Term	1.05%
11 Year Term	0.80%
12 Year Term	0.60%
13 Year Term	0.45%
14 Year Term	0.35%
15 Year Term	0.25%
20 Year Term	0.45%

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Current Annual Death Benefit Reset Rider Charge with GIPR 2.0 + ADBR
All Terms	0.25%
Guaranteed maximum Enhanced Beneficiary Benefit Rider Charge (calculated as an annualized percentage of the policy’s Accumulation Value, deducted on a quarterly basis).	1.00%
Current Enhanced Beneficiary Benefit Rider Charge	0.30%

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses(#)

	Minimum	Maximum
Expenses that are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other expenses as of 12/31/2012.	0.47%	2.65%

(#)	Shown as a percentage of average net assets for the fiscal year ended 12/31/2012. The Fund or its agents provided the fees and charges that are based on 2012 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

Annual Portfolio Company Operating Expenses(#)

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Underlying Portfolio Fees and Expenses	Total Fund Annual Expense
MainStay VP Conservative Allocation — Service Class	0.00%	0.25%	0.03%	0.85%	1.13%
MainStay VP Growth Allocation — Service Class	0.00%	0.25%	0.04%	1.14%	1.43%
MainStay VP Moderate Allocation — Service Class	0.00%	0.25%	0.03%	0.98%	1.26%
MainStay VP Moderate Growth Allocation — Service Class	0.00%	0.25%	0.03%	1.06%	1.34%

Please refer to the applicable fund prospectus for additional information.

#	Shown as a percentage of average net assets for the fiscal year ended 12/31/2012, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2012 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.
§	Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees designated as “12b-1 fees” may reflect “Service Fees.”

Fund	Management Fees(¶)		Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)
MainStay VP Balanced — Service Class	0.70%		0.25%	0.09%	1.04%
MainStay VP Bond — Service Class	0.49%		0.25%	0.04%	0.78%
MainStay VP Cash Management	0.44%		0.00%	0.03%	0.47%
MainStay VP Common Stock — Service Class	0.55%		0.25%	0.04%	0.84%
MainStay VP Convertible — Service Class	0.60%		0.25%	0.04%	0.89%
MainStay VP Cornerstone Growth — Service Class	0.70%		0.25%	0.04%	0.99%
MainStay VP DFA/DuPont Capital Emerging Markets Equity – Service Class	1.20	%(a)	0.25%	0.23%	1.68	%(b)
MainStay VP Eagle Small Cap Growth –Initial Class*	0.81	%(c)	0.00%	0.05%	0.86	%(b)
MainStay VP Eagle Small Cap Growth — Service Class	0.81	%(c)	0.25%	0.05%	1.11	%(b)
MainStay VP Floating Rate — Service Class	0.60%		0.25%	0.05%	0.90%
MainStay VP Government — Service Class	0.50%		0.25%	0.04%	0.79%
MainStay VP High Yield Corporate Bond — Service Class	0.56%		0.25%	0.03%	0.84%

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Fund	Management Fees(¶)		Distribution (12b-1) Fees(§)		Other Expenses	Total Fund Annual Expense(#)
MainStay VP ICAP Select Equity — Service Class	0.76%		0.25%		0.03%	1.04%
MainStay VP Income Builder — Service Class	0.57%		0.25%		0.07%	0.89%
MainStay VP International Equity — Service Class	0.89%		0.25%		0.06%	1.20%
MainStay VP Janus Balanced — Service Class	0.55	%(d)	0.25%		0.04%	0.84	%(b)
MainStay VP Janus Balanced — Initial Class*	0.55	%(d)	0.00%		0.04%	0.59	%(b)
MainStay VP Large Cap Growth — Service Class	0.74%		0.25%		0.04%	1.03%
MainStay VP Marketfield – Service Class	1.40%		0.25%		1.00%	2.65	%(e)
MainStay VP MFS® Utilities — Service Class	0.73	%(f)	0.25%		0.07%	1.05	%(b)
MainStay VP Mid Cap Core — Service Class	0.85%		0.25%		0.05%	1.15	%(g)
MainStay VP PIMCO Real Return — Service Class	0.50%		0.25%		0.12%	0.87	%(b)
MainStay VP S&P 500 Index — Service Class	0.25%		0.25%		0.04%	0.54%
MainStay VP T. Rowe Price Equity Income — Service Class	0.80	%(h)	0.25%		0.04%	1.09	%(b)
MainStay VP Unconstrained Bond — Service Class	0.60%		0.25%		0.05%	0.90%
MainStay VP U.S. Small Cap — Service Class	0.79%		0.25%		0.04%	1.08%
MainStay VP Van Eck Global Hard Assets — Initial Class	0.89	%(i)	0.00%		0.05%	0.94	%(b)
American Funds IS New World – Class 4	0.74%		0.25%		0.30%	1.29%
BlackRock® Global Allocation V.I. Fund — Class III Shares	0.63%		0.25%		0.27%	1.15%
BlackRock® High Yield V. I. Fund — Class III Shares	0.54%		0.25%		0.34%	1.13%
Columbia Variable Portfolio — Small Cap Value Fund — Class 2	0.87%		0.25%		0.13%	1.25	%(j)
Dreyfus IP Technology Growth — Service Shares	0.75%		0.25%		0.08%	1.08%
Fidelity® VIP Contrafund® — Service Class 2	0.56%		0.25%		0.08%	0.89%
Fidelity® VIP Equity-Income — Service Class 2	0.46%		0.25%		0.10%	0.81	%(k)
Fidelity® VIP Growth Opportunities — Service Class 2	0.56%		0.25%		0.08%	0.89%
Fidelity® VIP Mid Cap — Service Class 2	0.56%		0.25%		0.09%	0.90%
Invesco V.I. American Value Fund — Series II	0.72%		0.25%		0.28%	1.25%
Janus Aspen Global Research Portfolio — Service Shares	0.49%		0.25%		0.06%	0.80%
Invesco VI International Growth Fund — Series II	0.71%		0.25%		0.30%	1.26%
MFS® Investors Trust Series — Service Class	0.75%		0.25%		0.07%	1.07%
MFS® Research Series — Service Class	0.75%		0.25%		0.12%	1.12%
Neuberger Berman AMT Mid-Cap Growth — Class S	0.84%		0.25%		0.15%	1.24	%(l)
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class	0.75%		0.25%		0.00%	1.00%
PIMCO VIT Total Return Portfolio – Advisor Class	0.50%		0.25%		0.00%	0.75%
Royce Micro-Cap Portfolio — Investment Class	1.25%		0.00%		0.10%	1.35%
UIF U.S. Real Estate Portfolio — Class II	0.80%		0.35	%(m)	0.30%	1.45%
Victory VIF Diversified Stock — Class A Shares	0.30%		0.25%		0.64%	1.19%

Please refer to the applicable fund prospectus for additional information.
¶	Management Fees may include Adviser and/or Administration Fees.
§	Because the distribution (12b-1) fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees designated as “12b-1 fees” may reflect “Service Fees.”
#	Shown as a percentage of average net assets for the fiscal year ended 12/31/2012, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2012 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.
*	New allocations to the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions will not be accepted from policyowners who were not invested in the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Division on February 17, 2012. For existing policyowners, if you remove all of your Accumulation Value from the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions on or after February 17, 2012, you will not be able to reinvest in these Investment Divisions.

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(a)	The management fee is 1.20% on all assets. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed: 1.20% on assets up to $1 billion; and 1.19% on assets over $1 billion. This agreement will remain in effect until May 1, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
(b)

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Fund Annual Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed 1.65%, 1.22%, 0.83%, 1.06%, 0.76% and 1.10% of the average daily net assets of the Service Class shares of MainStay VP DFA/DuPont Capital Emerging Markets Equity, MainStay VP Eagle Small Cap Growth, MainStay VP Janus Balanced, MainStay VP MFS® Utilities, MainStay VP PIMCO Real Return and MainStay VP T. Rowe Price Equity Income Portfolios, and 0.95%, 0.58% and 0.97% of the average daily net assets of the Initial Class of MainStay VP Eagle Small Cap Growth, MainStay VP Janus Balanced and MainStay VP Van Eck Global Hard Assets Portfolios, respectively. This agreement expires on May 1, 2014, and may only be amended or terminated prior to that date by action of the Board.

(c)	The management fee is 0.81% on all assets. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed: 0.81% on assets up to $1 billion; and 0.785% on assets over $1 billion. This agreement will remain in effect until May 1, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
(d)	The management fee is 0.55% on all assets. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed: 0.55% on assets up to $1 billion; and 0.525% on assets over $1 billion. This agreement will remain in effect until May 1, 2014, and shall renew automatically for one year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
(e)	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Service Class shares do not exceed 1.85% of its average daily net assets. This agreement expires on May 1, 2014, and may only be amended or terminated prior to that date by action of the Board.
(f)	The management fee is 0.73% on all assets. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed: 0.73% on assets up to $1 billion; and 0.70% on assets over $1 billion. This agreement will remain in effect until May 1, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
(g)	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses of a class do not exceed the following percentage of average daily net assets: Service Class, 1.09%. This agreement will remain in effect until May 1, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.
(h)	The management fee is as follows: 0.80% on assets up to $500 million; and 0.775% on assets over $500 million. New York Life Investments has contractually agreed to waive its management fee to 0.75% on assets up to $500 million; and 0.725% on assets over $500 million. This agreement will remain in effect until May 1, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.
(i)	The management fee is 0.89% on all assets. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed: 0.89% on assets up to $1 billion; and 0.88% on assets over $1 billion. This agreement will remain in effect until May 1, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund
(j)	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.03% for Class 2
(k)	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
(l)	Neuberger Berman Management LLC (“NBM”) has undertaken through December 31, 2015 to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.25% of the average daily net asset value of the Mid Cap Growth Portfolio; The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
(m)	The Portfolio’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive 0.10% of the 0.35% 12b-1 fee that it may receive. This waiver will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

11

Examples

The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the Investment Division with the highest charges and expenses of the policy including, policyowner transaction expenses, the annual policy service charge (for policies with less than $100,000 Accumulation Value), separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy’s Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see “CHARGES AND DEDUCTIONS” and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or on the Annuity Commencement Date.

You would pay the following expenses on a $10,000 allocation in the Investment Division listed, assuming a 5% annual return on assets:

For Accumulation Value based M&E Charge New York Life Premier Variable Annuity policies:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
Investment Division	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
MainStay VP Marketfield—Service Class
without any Riders	$	$	$	$	$	$	$	$	$	$	$	$
With GIPR 2.0 Rider (10-yr. term)	$	$	$	$	$	$	$	$	$	$	$	$
with EBB Rider	$	$	$	$	$	$	$	$	$	$	$	$
with ADBR Rider	$	$	$	$	$	$	$	$	$	$	$	$
With GIPR 2.0 & ADBR Riders	$	$	$	$	$	$	$	$	$	$	$	$
with EBB & ADBR Riders	$	$	$	$	$	$	$	$	$	$	$	$
With GIPR 2.0 & EBB Riders	$	$	$	$	$	$	$	$	$	$	$	$
with All Riders(GIPR 2.0, ADBR and EBB)	$	$	$	$	$	$	$	$	$	$	$	$

For Premium based M&E Charge New York Life Premier Variable Annuity Policies:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
Investment Division	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
MainStay VP Marketfield—Service Class
without any Riders	$	$	$	$	$	$	$	$	$	$	$	$
With GIPR 2.0 Rider (10-yr. term)	$	$	$	$	$	$	$	$	$	$	$	$
with EBB Rider	$	$	$	$	$	$	$	$	$	$	$	$
with ADBR Rider	$	$	$	$	$	$	$	$	$	$	$	$
With GIPR 2.0 & ADBR Riders	$	$	$	$	$	$	$	$	$	$	$	$
with EBB & ADBR Riders	$	$	$	$	$	$	$	$	$	$	$	$
With GIPR 2.0 & EBB Riders	$	$	$	$	$	$	$	$	$	$	$	$
with All Riders (GIPR 2.0, ADBR and EBB)	$	$	$	$	$	$	$	$	$	$	$	$

12

QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIER VARIABLE ANNUITY

NOTE: The following section contains brief questions and answers about the New York Life Premier Variable Annuity. You should refer to the body of this Prospectus for more detailed information.

1. What is the New York Life Premier Variable Annuity?

The New York Life Premier Variable Annuity is a Flexible Premium Deferred Variable Retirement Annuity Policy issued by NYLIAC. You may allocate premium payments to the Investment Divisions of the Separate Account, an Asset Allocation Model, the DCA Advantage Plan Account, and/or to the Fixed Account (if available). (See “ASSET ALLOCATION MODELS” for more information about which Asset Allocation Models are currently available to you.) The Accumulation Value will fluctuate according to the performance of the Investment Divisions or Asset Allocation Model selected, the daily deduction of the Separate Account charges, and the interest credited on amounts in the Fixed Account and the DCA Advantage Plan Account.

2. Where can I allocate my premium payments?

(a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

(i) SEPARATE ACCOUNT

Separate Account III currently consists of 74 Investment Divisions, some of which may not be available under your policy. Separate Account IV currently consists of 51 Investment Divisions, some of which may not be available under your policy. The available Investment Divisions and Asset Allocation Models are listed on the first and second page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions or an Asset Allocation Model, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund(s).

(ii) FIXED ACCOUNT

Each premium payment, or the portion of any premium payment you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed minimum interest rate. The Fixed Account is not available for policies issued in the State of New York.

(b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of a 6-month DCA Advantage Plan Account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Account at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic dollar cost averaging from the DCA Advantage Plan Account into the Investment Divisions. (See “THE DCA ADVANTAGE PLAN.”)

3. Can I make transfers among the Investment Divisions and the Fixed Account?

You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions and one of the available Asset Allocation Models or from the Investment Divisions and/or an Asset Allocation Model to the Fixed Account at least 30 days before the Annuity Commencement Date (See “RIDERS — Investment Protection Plan Rider (optional)”, Investment Protection Plan II Rider (optional) ,”Guaranteed Investment Protection Rider (optional)” or “Guaranteed Investment Protection Rider 2.0 (optional)” for more information on transfer restrictions if the Investment Protection Plan Rider, Investment Protection Plan II Rider , Guaranteed Investment Protection Rider or Guaranteed Investment Protection Rider 2.0 is selected). For Premium based M&E Charge policies, no transfers are allowed into the Fixed Account. Generally, you can transfer a minimum amount of $25 between Investment Divisions or an Asset Allocation Model, unless We agree otherwise. You can make unlimited transfers each Policy Year subject to the Limits on Transfers. We currently do not charge for transfers. However, We reserve the right to charge up to $30 for each transfer after the first twelve in a given Policy Year. Please note that each transfer to or from an Asset Allocation Model counts as one transfer. (See “TRANSFERS.”)

All guarantees are subject to the claims paying ability of NYLIAC. No third party guarantees are involved.

You can make transfers from the Fixed Account and the DCA Advantage Plan Account, although certain restrictions may apply. (See “THE FIXED ACCOUNT” and “THE DCA ADVANTAGE PLAN ACCOUNT.”) In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options as described herein.

13

4. What charges are assessed against the policy?

Before the date We start making Income Payments to you, We will deduct a policy service charge of $30 on each Policy Anniversary or upon surrender of the policy if on that date the Accumulation Value is below $100,000. In addition, We also deduct a charge for certain mortality and expense risks NYLIAC assumes and for policy administration expenses (M&E Charge). You may choose to have the M&E Charge assessed based on either the Accumulation Value of the policy or the Adjusted Premium Payments. You must choose your M&E Charge option prior to the issuance of the policy. Once the M&E Charge option is chosen it cannot be changed.

The M&E Charge is 1.35% (annualized) of the daily average Variable Accumulation Value for Accumulation Value based policies. For Premium based M&E Charge policies, the M&E Charge is 1.55% (annualized) of the Adjusted Premium Payments and will be deducted from the Investment Divisions through a reduction in Accumulation Units each policy quarter (excluding premium payments allocated to the Fixed Account that are not transferred to the Investment Division). Please note, in some jurisdictions, the M&E Charge for policies based on Adjusted Premium Payments cannot be deducted from the DCA Advantage Account. (See “MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE COSTS CHARGE.”)

The amount of Premium based M&E Charges assessed to your policy will be unaffected by fluctuations in market performance. In a rising market, the Premium based M&E Charge structure will benefit the policyowner because the Premium based M&E Charge, when measured as a percentage of separate account assets, will be reduced. In a flat or declining market, the Premium based M&E Charge structure will result in an increase in the charge when measured against separate account assets. The amount of Accumulation Value based M&E Charges assessed to your policy will be affected by fluctuations in market performance. However, the Accumulation Value based M&E Charge structure may be more advantageous in a flat or declining market.

We impose a surrender charge on certain partial withdrawals and surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn or surrendered during the first seven Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first Payment Year as follows:

Payment Year	Surrender Charge
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8+	0%

For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

You can make withdrawals from the policy free of surrender charges based on certain limitations. For policies issued to policyowners age 75 and under, in any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value as of the last Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any prior Surrender Charge free withdrawals during the Policy Year; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year. (See “CHARGES AND DEDUCTIONS—Surrender Charges” and “EXCEPTIONS TO SURRENDER CHARGES.”)

For policies issued to policyowners ages 76 to 80, in any one Policy Year, you may withdraw free of a surrender charge the greatest of (x) 50% of the Accumulation Value as of the last Policy Anniversary (50% of the premium payment if the withdrawal is made the first Policy Year); (y) the Accumulation Value less the accumulated premium payments; or (z) 50% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year. (See “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges.”)

If you selected the Investment Protection Plan (“IPP”) Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See “OTHER CHARGES—Investment Protection Plan Rider Charge.”) In most

14

jurisdictions, this charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account (if available), in proportion to its percentage of the Accumulation Value. If you selected this feature before February 15, 2010, the maximum annual charge is 1.00% of the amount that is guaranteed. The maximum annual charge for policyowners who select this feature on or after February 15, 2010 is 1.25% of the amount that is guaranteed. The current charge for this rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See “OTHER CHARGES—Rider Risk Charge Adjustment (optional).”) The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed under this rider. We set both of these charges at Our sole discretion, subject to the stated maximums. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.

If you selected the Investment Protection Plan II Rider (“IPP II”) (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See “OTHER CHARGES—Investment Protection Plan II Rider Charge.”) In most jurisdictions, this charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account (if available), in proportion to its percentage of the Accumulation Value. The maximum annual charge for IPP II is 1.50% of the amount that is guaranteed. The current charge for IPP II is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). To the extent permitted by law, We will also deduct a Rider Risk Charge Adjustment if you cancel IPP II. (See “OTHER CHARGES—Rider Risk Charge Adjustment (optional).”) We set both of these charges at Our sole discretion, subject to the stated maximums. However, if you reset IPP II, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset (THE POLICIES – Riders – Investment Protection Plan II Rider (optional)”).

If you select the Guaranteed Investment Protection Rider (“GIPR”) (in jurisdictions where available; once We make GIPR 2.0 available for use in a jurisdiction, you cannot select the GIPR if your policy was issued after the GIPR 2.0 approval date) We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See “OTHER CHARGES—Guaranteed Investment Protection Rider Charge.”) In most jurisdictions, this charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account (if available), in proportion to its percentage of the Accumulation Value. The maximum annual charge for GIPR is 1.50% of the amount that is guaranteed. The current charge for GIPR is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). To the extent permitted by law, We will also deduct a Rider Risk Charge Adjustment if you cancel GIPR. (See “OTHER CHARGES—Rider Risk Charge Adjustment (optional).”) We set both of these charges at Our sole discretion, subject to the stated maximums. However, if you reset GIPR, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset (“THE POLICIES – Riders – Guaranteed Investment Protection Rider (optional)”).

If you select the Guaranteed Investment Protection Rider 2.0 (“GIPR 2.0”) (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See “OTHER CHARGES—Guaranteed Investment Protection Rider Charge 2.0 (optional).”) In most jurisdictions, this charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account (if available), in proportion to its percentage of the Accumulation Value. The maximum annual charge for GIPR 2.0 is 2.00% for the 10 & 11 year terms.1.50 % for 12-15 year terms of the amount that is guaranteed. The current charges for GIPR 2.0 range from 0.30% to 1.10% of the amount that is guaranteed, applied on a quarterly basis (0.075% to 0.275% per quarter), depending on the rider term you select. To the extent permitted by law, We will also deduct a Rider Risk Charge Adjustment if you cancel GIPR 2.0. (See “OTHER CHARGES—Rider Risk Charge Adjustment (optional).”) We set both of these charges at Our sole discretion, subject to the stated maximums. However, if you reset GIPR 2.0, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset. This charge may be more or less than the charge being assessed to new issues of the GIPR 2.0 Rider (“THE POLICIES – Riders – Guaranteed Investment Protection Rider 2.0 (optional)”).

If you select the Annual Death Benefit Reset Rider (“ADBR”) (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the amount that is reset on the last Policy Anniversary. In most jurisdictions, this charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account (if available), in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the amount that is reset on the last Policy Anniversary, applied on a quarterly basis. You should consult with your registered representative to determine the percentage We are currently charging before you select this rider. We may set a lower charge at Our sole discretion.

15

As of the date of this Prospectus, the charges are as follows:

Age of Oldest Owner	Annual Charge
65 or younger	0.30% (0.075% per quarter)
66 to 75 inclusive	0.35% (0.0875% per quarter)

If you select the Investment Protection Plan/Annual Death Benefit Reset Rider combination package (“IPP + ADBR”) (in jurisdictions where available), We will deduct a reduced IPP and ADBR rider charge each policy quarter that the IPP + ADBR package is in effect. The maximum annual charge for the combination of the ADBR and IPP rider charges is 2.00%. With the IPP + ADBR package, the current ADBR rider charge is 0.25% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. With the IPP + ADBR package, the current IPP rider charge is 0.60% of the amount that is guaranteed under the IPP rider, applied on a quarterly basis. Please note that if the IPP rider is cancelled, the charge for the ADBR rider will revert to the current charge that is assessed for that rider, if purchased separately.

If you select the Investment Protection Plan II/Annual Death Benefit Reset Rider combination package (“IPP II + ADBR”) (in jurisdictions where available), We will deduct a reduced IPP II and ADBR rider charge each policy quarter that the IPP II + ADBR package is in effect. The maximum annual charge for the combination of the IPP II and ADBR rider charges is 2.00%. With the IPP II + ADBR package, the current ADBR rider charge is 0.25% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. With the IPP II + ADBR package, the current IPP II rider charge is 0.60% of the amount that is guaranteed under the IPP II, applied on a quarterly basis. Please note that if IPP II is cancelled, the charge for the ADBR rider will revert to the charge that is assessed for that rider, if purchased separately.

If you select the Guaranteed Investment Protection Rider/Annual Death Benefit Reset Rider combination package (“GIPR + ADBR”) (in jurisdictions where available), We will deduct a reduced GIPR and ADBR rider charge each policy quarter that the GIPR + ADBR package is in effect. The maximum annual charge for the combination of the GIPR and ADBR rider charges is 2.00%. With the GIPR + ADBR package, the current ADBR rider charge is 0.25% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. With the GIPR + ADBR package, the current GIPR charge is 0.60% of the amount that is guaranteed under the GIPR, applied on a quarterly basis. Please note that if GIPR is cancelled, the charge for the ADBR rider will revert to the charge that is assessed for that rider, if purchased separately.

If you select the Guaranteed Investment Protection Rider 2.0 /Annual Death Benefit Reset Rider combination package (“GIPR 2.0 + ADBR”) (in jurisdictions where available), We will deduct a reduced GIPR 2.0 and ADBR rider charge each policy quarter that the GIPR 2.0 + ADBR package is in effect. The maximum annual charge for the combination of the GIPR 2.0 and ADBR rider charges ranges from 2.00% to 2.50%, depending on the GIPR 2.0 Rider term you chose. With the GIPR 2.0 + ADBR package, the current ADBR rider charge is 0.25% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. With the GIPR 2.0 + ADBR package, the current GIPR 2.0 rider charge ranges from 0.25% to 1.05% of the amount that is guaranteed under the GIPR 2.0, applied on a quarterly basis. Please note that if GIPR 2.0 is cancelled, the charge for the ADBR rider will revert to the charge that is assessed for that rider, if purchased separately.

If you select the Enhanced Beneficiary Benefit (“EBB”) Rider (in states where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. In most jurisdictions, this charge will be deducted from each Allocation Alternative and from the DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy’s Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy’s Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should consult your registered representative to determine the percentage We are currently charging before you elect this Rider. The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. What are the minimum initial and maximum additional premium payments?

The minimum initial premium payment is $4,000 for Qualified Policies and $5,000 for Non-Qualified Policies. Additional premium payments must be at least $2,500 for Qualified Policies and $5,000 for Non-Qualified Policies or such

16

lower amount as We may permit at any time. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 17 of this Prospectus. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept without prior approval is set forth on the Policy Data Page. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

In some states, NYLIAC is offering an individual single premium version of the New York Life Premier Variable Annuity policy.

6. How are premium payments allocated?

We will allocate the initial premium payment to the Investment Divisions, Asset Allocation Model, Fixed Account and/or the DCA Advantage Plan Account you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received. (See “THE POLICIES—Policy Application and Premium Payments.”) We will apply the Breakpoint Credit on your premium payment to the Allocation Alternatives and the DCA Advantage Plan Account at the same time that We allocate your premium payment.

You may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Investment Division or the Fixed Account is $25, or such lower amount as We may permit. The minimum amount which you may place in the DCA Advantage Plan Account is $5,000. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and/or the DCA Advantage Plan Account and the number of Allocation Alternatives and the DCA Advantage Plan Account inclusively to which you may allocate your Accumulation Value. Acceptance of initial and additional premium payments is subject to Our suitability standards.

7. What happens if premium payments are not made?

If We do not receive any premium payments for a period of two years, and the Accumulation Value of your policy would provide Income Payments of less than $20 per month on the Annuity Commencement Date, We reserve the right to terminate your policy subject to applicable state laws. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum. For single premium polices, this is modified as indicated in Appendix 1 of this Prospectus.

8. Can I withdraw money from the policy before the Annuity Commencement Date?

You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See “DISTRIBUTIONS UNDER THE POLICY” and “FEDERAL TAX MATTERS.”) Please note that certain withdrawal requests must be made in writing and sent to NYLIAC’s Variable Products Service Center. (See “DISTRIBUTIONS UNDER THE POLICY—Surrenders and Withdrawals—Partial Withdrawals and Periodic Partial Withdrawals.”)

9. How will NYLIAC make Income Payments on the Annuity Commencement Date?

We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income – Guaranteed Period Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See “DISTRIBUTIONS UNDER THE POLICY—INCOME PAYMENTS.”) We may offer other options, at Our discretion, where permitted by state law.

10. What happens if I die before the Annuity Commencement Date?

Unless amended by any rider attached to the policy, if you die before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greater of:

(a) the Accumulation Value, less any outstanding loan balance, or

(b) the Adjusted Death Benefit Premium Payments.

If the Beneficiary is the spouse (as defined under Federal law) of the Annuitant and the owner, see Question 11. (Also see “DEATH BEFORE ANNUITY COMMENCEMENT” and “FEDERAL TAX MATTERS.”)

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11. What happens if my spouse is the Beneficiary?

If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse (as defined under Federal law) may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies only; TSA and Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant’s death. If you elect the EBB Rider and the Enhanced Spousal Continuance (ESC) Rider applies, see the EBB and ESC Riders for details.

12. Can I return the policy after it is delivered?

You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, along with a written request for cancellation. Except where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or VPSC receives the policy along with the written request for cancellation in a form acceptable to Us, but without any deduction for premium taxes or a surrender charge. We will set forth this provision in your policy. (See “THE POLICIES—Your Right to Cancel (“Free Look”).”)

13. What about voting rights?

You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See “VOTING RIGHTS.”)

14. Are policy loans available?

If you have purchased an Accumulation Value based M&E Charge policy in connection with a Code Section 403(b) Tax-Sheltered Annuity (“TSA”) plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. Loans are not available for policies issued in the State of New York. You may not borrow any portion of your Accumulation Value if you have purchased a Premium based M&E Charge policy in connection with a TSA plan. (See “LOANS.”)

15. Where do I send written service requests to the NYLIAC Variable Products Service Center?

Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the following addresses:

Regular Mail	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159

Express Mail	NYLIAC Variable Products Service Center 51 Madison Avenue, Room 251 New York, NY 10010

Written service requests will be effective as of the Business Day they are received in a form acceptable to Us at VPSC at one of the addresses listed immediately above.

Faxed or e-mailed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

16. How do I contact NYLIAC by Telephone or by the Internet?

a. By Telephone:

Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be effected by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System (“IVR”) toll-free by calling: (800) 598-2019. (See “THE POLICIES — Virtual Service Center and Interactive Voice Response System.”)

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b. By Internet:

Certain service requests, including but not limited to transferring assets between investment options and e-mailing your registered representative, may be effected via the Internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center (“VSC”) at www.newyorklife.com/vsc and enter your user name and password. (See “THE POLICIES — Virtual Service Center and Interactive Voice Response System.”)

We make IVR and VSC services available at our discretion. In addition, availability of the IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

You may authorize Us to accept electronic instructions from a registered representative or the registered service assistant assigned to your policy in order to make premium allocations, transfers, and changes to your investment objective and/or risk tolerance. You may also authorize your registered representative or registered service assistant to revise your Automatic Asset Reallocation (AAR) arrangement. Your AAR will be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangements. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer.

To authorize the registered representative(s) or registered service assistants assigned to your policy to make premium allocations and transfers, you must send a completed Trading Authorization Form to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may revoke or deny Trading Authorization privileges for certain policyowners (See “Limits on Transfers”). Trading Authorization may be elected, changed or cancelled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with these procedures. As these parties act on your behalf, you are responsible for and bear the consequence of their instructions and other actions, including any limits on transfers. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

17. Where do I send subsequent premium payments and loan repayments?

Subsequent premium payments and loan repayments must be sent to one of the following addresses:

Regular Mail	NYLIAC 75 Remittance Drive Suite 3021 Chicago, IL 60675-3021

Express Mail	NYLIAC, Suite 3021 c/o The Northern Trust Bank 350 North Orleans Street Receipt & Dispatch, 8th Floor Chicago, IL 60654

Subsequent premium payments and loan repayments will be credited as of the Business Day they are received in a form acceptable to Us at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See “THE POLICIES — Policy Application and Premium Payments.”)

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FINANCIAL STATEMENTS

The consolidated balance sheet of NYLIAC as of December 31, 2012 and 2011, and the consolidated statements of income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2012 (including the report of the independent registered public accounting firm); and each Separate Account’s statement of assets and liabilities as of December 31, 2012, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP.

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CONDENSED FINANCIAL INFORMATION

The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The condensed financial information for each of the fiscal years ending December 31, 2012, 2011 and 2010 are included in the SAI. The policies were first offered on July 27, 2009. Therefore, values and units shown for 2009 are for the period from July 27, 2009 to December 31, 2009.

For Accumulation Value based M&E Charge policies:

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
(Accumulation unit value in dollars and Number of accumulation units in thousands)
MainStay VP Balanced – Service Class
2012	12.03	13.30	234
2011	11.89	12.03	153
2010	10.64	11.89	70
2009	10.00	10.64	9
MainStay VP Bond – Service Class
2012	11.44	11.78	1,424
2011	10.84	11.44	1,012
2010	10.21	10.84	673
2009	10.00	10.21	142
MainStay VP Cash Management
2012	9.68	9.55	1,057
2011	9.82	9.68	1,543
2010	9.95	9.82	313
2009	10.00	9.95	70
MainStay VP Common Stock – Service Class
2012	12.41	14.25	32
2011	12.42	12.41	28
2010	11.20	12.42	24
2009	10.00	11.20	8
MainStay VP Conservative Allocation – Service Class
2012	11.87	12.93	1,671
2011	11.72	11.87	1,157
2010	10.63	11.72	698
2009	10.00	10.63	170
MainStay VP Convertible – Service Class
2012	12.23	13.14	839
2011	13.05	12.23	741
2010	11.25	13.05	454
2009	10.00	11.25	98
MainStay VP Cornerstone Growth – Service Class
2012	11.83	13.38	47
2011	12.18	11.83	28
2010	11.03	12.18	18
2009	10.00	11.03	2
MainStay VP DFA/DuPont Capital Emerging Markets Equity – Service Class
2012(c)	10.00	9.98	486
MainStay VP Eagle Small Cap Growth – Initial Class
2012(c)	10.00	9.88	271
MainStay VP Floating Rate – Service Class
2012	11.10	11.70	1,249
2011	11.03	11.10	966
2010	10.37	11.03	725
2009	10.00	10.37	170
MainStay VP Government – Service Class
2012	10.89	11.15	687
2011	10.44	10.89	466
2010	10.07	10.44	350
2009	10.00	10.07	50
MainStay VP Growth Allocation – Service Class
2012	12.23	13.90	234
2011	12.76	12.23	221

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	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2010	11.27	12.76	157
2009	10.00	11.27	48
MainStay VP High Yield Corporate Bond – Service Class
2012	12.70	14.17	4,049
2011	12.14	12.70	2,513
2010	10.95	12.14	1,721
2009	10.00	10.95	439
MainStay VP ICAP Select Equity – Service Class
2012	12.18	13.86	709
2011	12.56	12.18	552
2010	10.80	12.56	357
2009	10.00	10.80	92
MainStay VP Income Builder – Service Class
2012	12.14	13.74	155
2011	11.85	12.14	71
2010	10.49	11.85	58
2009	10.00	10.49	16
MainStay VP International Equity – Service Class
2012	9.40	11.05	510
2011	11.37	9.40	476
2010	11.02	11.37	288
2009	10.00	11.02	60
MainStay VP Janus Balanced – Initial Class
2012(c)	10.00	10.43	185
MainStay VP Janus Balanced – Service Class
2012(c)	10.00	10.40	1,220
MainStay VP Large Cap Growth – Service Class
2012	12.83	14.28	479
2011	13.07	12.83	333
2010	11.43	13.07	203
2009	10.00	11.43	65
MainStay VP MFS® Utilities – Service Class
2012(c)	10.00	10.74	1,491
MainStay VP Mid Cap Core – Service Class
2012	13.10	15.16	238
2011	13.73	13.10	172
2010	11.28	13.73	103
2009	10.00	11.28	34
MainStay VP Moderate Allocation – Service Class
2012	11.87	13.15	2,107
2011	11.95	11.87	1,431
2010	10.73	11.95	719
2009	10.00	10.73	126
MainStay VP Moderate Growth Allocation – Service Class
2012	11.83	13.35	2,530
2011	12.17	11.83	1,930
2010	10.82	12.17	858
2009	10.00	10.82	154
MainStay VP PIMCO Real Return – Service Class
2012(c)	10.00	10.44	2,209
MainStay VP S&P 500 Index – Service Class
2012	12.76	14.53	236
2011	12.73	12.76	126
2010	11.28	12.73	80
2009	10.00	11.28	18
MainStay VP T. Rowe Price Equity Income – Service Class
2012(c)	10.00	10.64	569
MainStay VP Unconstrained Bond – Service Class
2012	9.76	10.94	707
2011(b)	10.00	9.76	261
MainStay VP U.S. Small Cap – Service Class
2012	12.88	14.30	82
2011	13.46	12.88	51
2010	10.94	13.46	46
2009	10.00	10.94	21

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	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
MainStay VP Van Eck Global Hard Assets – Initial Class
2012(c)	10.00	8.98	1,165
BlackRock® Global Allocation V.I. Fund – Class III Shares
2012	8.94	9.70	1,756
2011(b)	10.00	8.94	624
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2012	12.98	14.25	166
2011	14.02	12.98	118
2010	11.24	14.02	63
2009	10.00	11.24	8
Dreyfus IP Technology Growth – Service Shares
2012	13.72	15.61	202
2011	15.12	13.72	149
2010	11.82	15.12	79
2009	10.00	11.82	31
Fidelity® VIP Contrafund® – Service Class 2
2012	12.48	14.30	711
2011	13.01	12.48	565
2010	11.28	13.01	370
2009	10.00	11.28	95
Fidelity® VIP Equity-Income – Service Class 2
2012	11.95	13.80	191
2011	12.03	11.95	137
2010	10.61	12.03	87
2009	10.00	10.61	40
Fidelity® VIP Mid Cap – Service Class 2
2012	12.53	14.16	583
2011	14.25	12.53	497
2010	11.23	14.25	316
2009	10.00	11.23	66
Janus Aspen Global Research Portfolio – Service Shares
2012	10.65	12.60	151
2011	12.55	10.65	74
2010	11.01	12.55	48
2009	10.00	11.01	14
MFS® Investors Trust Series – Service Class
2012	11.49	13.47	19
2011	11.93	11.49	12
2010	10.91	11.93	6
2009	10.00	10.91	4
MFS® Research Series – Service Class
2012	12.38	14.28	21
2011	12.63	12.38	17
2010	11.07	12.63	7
2009	10.00	11.07	3
Neuberger Berman AMT Mid-Cap Growth Portfolio – Class S
2012	14.72	16.28	137
2011	14.89	14.72	55
2010	11.72	14.89	29
2009	10.00	11.72	8
Royce Micro-Cap Portfolio – Investment Class
2012	13.32	14.14	405
2011	15.36	13.32	308
2010	11.98	15.36	181
2009	10.00	11.98	47
Victory VIF Diversified Stock – Class A Shares
2012	11.00	12.62	27
2011	11.97	11.00	32
2010	10.80	11.97	29
2009	10.00	10.80	5

(a)	For the period May 1, 2010 (commencement of operations in the Separate Account) through December 31, 2010.
(b)	For the period May 1, 2011 (commencement of operations in the Separate Account) through December 31, 2011.
(c)	For the period February 17, 2012 (commencement of operations in the Separate Account) through December 31, 2012.

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For Premium based M&E Charge Policies:

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
(Accumulation unit value in dollars and Number of accumulation units in thousands)
MainStay VP Balanced – Service Class
2012	12.33	13.82	1,066
2011	12.03	12.33	707
2010	10.61	12.03	321
2009	10.00	10.61	23
MainStay VP Bond – Service Class
2012	11.82	12.34	3,690
2011	11.05	11.82	2,544
2010	10.27	11.05	1,500
2009	10.00	10.27	253
MainStay VP Cash Management
2012	10.00	10.00	3,209
2011	10.00	10.00	2,974
2010	10.00	10.00	1,046
2009	10.00	10.00	228
MainStay VP Common Stock – Service Class
2012	12.38	14.41	87
2011	12.22	12.38	71
2010	10.87	12.22	55
2009	10.00	10.87	15
MainStay VP Conservative Allocation – Service Class
2012	12.27	13.55	4,226
2011	11.96	12.27	2,847
2010	10.70	11.96	1,205
2009	10.00	10.70	246
MainStay VP Convertible – Service Class
2012	12.87	14.01	2,078
2011	13.54	12.87	1,784
2010	11.52	13.54	1,068
2009	10.00	11.52	222
MainStay VP Cornerstone Growth – Service Class
2012	12.49	14.32	121
2011	12.69	12.49	70
2010	11.34	12.69	51
2009	10.00	11.34	4
MainStay VP DFA/DuPont Capital Emerging Markets Equity – Service Class
2012(c)	10.00	10.10	2,049
MainStay VP Eagle Small Cap Growth – Initial Class
2012(c)	10.00	10.00	1,246
MainStay VP Floating Rate – Service Class
2012	11.50	12.29	3,312
2011	11.28	11.50	2,522
2010	10.46	11.28	1,434
2009	10.00	10.46	252
MainStay VP Government – Service Class
2012	11.39	11.81	2,195
2011	10.77	11.39	1,511
2010	10.25	10.77	858
2009	10.00	10.25	111
MainStay VP Growth Allocation – Service Class
2012	12.30	14.17	843
2011	12.67	12.30	745
2010	11.04	12.67	499
2009	10.00	11.04	77
MainStay VP High Yield Corporate Bond – Service Class
2012	13.25	14.99	12,081
2011	12.50	13.25	7,144
2010	11.12	12.50	4,040
2009	10.00	11.12	782
MainStay VP ICAP Select Equity – Service Class
2012	12.88	14.85	2,345

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	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2011	13.10	12.88	2,055
2010	11.12	13.10	1,290
2009	10.00	11.12	273
MainStay VP Income Builder – Service Class
2012	13.18	15.12	448
2011	12.69	13.18	248
2010	11.08	12.69	116
2009	10.00	11.08	9
MainStay VP International Equity – Service Class
2012	9.57	11.41	1,998
2011	11.43	9.57	1,873
2010	10.93	11.43	1,105
2009	10.00	10.93	189
MainStay VP Janus Balanced – Initial Class
2012(c)	10.00	10.55	589
MainStay VP Janus Balanced – Service Class
2012(c)	10.00	10.53	4,511
MainStay VP Large Cap Growth – Service Class
2012	13.43	15.16	1,669
2011	13.50	13.43	1,171
2010	11.65	13.50	731
2009	10.00	11.65	142
MainStay VP MFS® Utilities – Service Class
2012(c)	10.00	10.87	4,949
MainStay VP Mid Cap Core – Service Class
2012	13.80	16.18	809
2011	14.26	13.80	644
2010	11.56	14.26	418
2009	10.00	11.56	99
MainStay VP Moderate Allocation – Service Class
2012	12.41	13.94	5,416
2011	12.33	12.41	4,010
2010	10.93	12.33	2,029
2009	10.00	10.93	233
MainStay VP Moderate Growth Allocation – Service Class
2012	12.31	14.08	11,251
2011	12.50	12.31	8,301
2010	10.96	12.50	3,361
2009	10.00	10.96	200
MainStay VP PIMCO Real Return – Service Class
2012(c)	10.00	10.56	6,508
MainStay VP S&P 500 Index – Service Class
2012	13.09	15.10	636
2011	12.89	13.09	370
2010	11.26	12.89	229
2009	10.00	11.26	55
MainStay VP T. Rowe Price Equity Income – Service Class
2012(c)	10.00	10.76	1,678
MainStay VP Unconstrained Bond – Service Class
2012	9.85	11.19	1,695
2011(b)	10.00	9.85	539
MainStay VP U.S. Small Cap – Service Class
2012	13.77	15.50	432
2011	14.20	13.77	291
2010	11.38	14.20	183
2009	10.00	11.38	42
MainStay VP Van Eck Global Hard Assets – Initial Class
2012(c)	10.00	9.08	4,124
BlackRock® Global Allocation V.I. Fund – Class III Shares
2012	9.02	9.92	5,479
2011(b)	10.00	9.02	1,878
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2012	13.06	14.53	616
2011	13.91	13.06	441

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	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2010	11.00	13.91	239
2009	10.00	11.00	28
Dreyfus IP Technology Growth – Service Shares
2012	14.27	16.46	580
2011	15.52	14.27	452
2010	11.97	15.52	314
2009	10.00	11.97	53
Fidelity® VIP Contrafund® – Service Class 2
2012	13.00	15.09	2,614
2011	13.37	13.00	2,170
2010	11.43	13.37	1,282
2009	10.00	11.43	246
Fidelity® VIP Equity-Income – Service Class 2
2012	12.92	15.13	389
2011	12.84	12.92	291
2010	11.17	12.84	205
2009	10.00	11.17	54
Fidelity® VIP Mid Cap – Service Class 2
2012	12.99	14.88	2,060
2011	14.57	12.99	1,738
2010	11.33	14.57	953
2009	10.00	11.33	171
Janus Aspen Global Research Portfolio – Service Shares
2012	11.28	13.52	462
2011	13.12	11.28	322
2010	11.35	13.12	176
2009	10.00	11.35	27
MFS® Investors Trust Series – Service Class
2012	11.40	13.54	55
2011	11.68	11.40	33
2010	10.53	11.68	20
2009	10.00	10.53	2
MFS® Research Series – Service Class
2012	12.78	14.94	74
2011	12.87	12.78	43
2010	11.13	12.87	23
2009	10.00	11.13	7
Neuberger Berman AMT Mid-Cap Growth Portfolio – Class S
2012	14.52	16.28	526
2011	14.49	14.52	318
2010	11.25	14.49	126
2009	10.00	11.25	18
Royce Micro-Cap Portfolio – Investment Class
2012	13.52	14.55	1,395
2011	15.39	13.52	1,091
2010	11.84	15.39	619
2009	10.00	11.84	110
Victory VIF Diversified Stock – Class A Shares
2012	11.01	12.80	95
2011	11.82	11.01	105
2010	10.52	11.82	69
2009	10.00	10.52	10

(a)	For the period May 1, 2010 (commencement of operations in the Separate Account) through December 31, 2010.
(b)	For the period May 1, 2011 (commencement of operations in the Separate Account) through December 31, 2011.
(c)	For the period February 17, 2012 (commencement of operations in the Separate Account) through December 31, 2012.

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

AND THE SEPARATE ACCOUNT

New York Life Insurance and Annuity Corporation

New York Life Insurance and Annuity Corporation (“NYLIAC”) is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.

NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $125.2 billion at the end of 2012. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements. The obligations under the policies are obligations of NYLIAC.

The Separate Account

Separate Account-III was established on November 30, 1994 and Separate Account-IV was established on June 10, 2003, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Accounts are registered as unit investment trusts with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Separate Accounts.

Although the assets of the Separate Accounts belong to NYLIAC, these assets are held separately from Our other assets. The Separate Accounts’ assets are not chargeable with liabilities incurred in any of NYLIAC’s other business operations (except to the extent that assets in the Separate Accounts exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Accounts are credited to or charged against the assets of the Separate Accounts without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Accounts is entirely independent on the investment performance of the Fixed Account, The DCA Advantage Plan Account and any other separate account of NYLIAC.

Separate Account-III currently has 74 Investment Divisions, some of which may not be available under your policy. Separate Account IV has 51 Investment Divisions, some of which may not be available under your policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

The Portfolios

The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

We offer no assurance that any of the Eligible Portfolios will attain their respective stated objectives.

The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called “mixed funding.” The Funds also may make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called “shared funding.” Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund’s investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Funds Trust and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is

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whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund’s investment adviser, or its distributor.

We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from “Rule 12b-1” fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.15% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

Asset Allocation Models

One or more Asset Allocation Models may be available in connection with the policy, at no extra charge. The 2014 Asset Allocation Models are available to all policyholders in jurisdictions where they are approved. The 2013 Asset Allocation Models are available to policyholders who allocated to those models before May 1, 2014 or to policyholders in jurisdictions that have not yet approved the 2014 Asset Allocation Models. You can select only one Asset Allocation Model at a time. If you transfer out of a 2013 Asset Allocation Model to another Allocation Alternative, you will not be able to transfer back into that 2013 Asset Allocation Model. Each Asset Allocation Model specifies percentage allocations among various Investment Divisions available through your policy. If you wish to allocate your Accumulation Value to an Asset Allocation Model, you may do so by notifying Us in writing at one of the addresses listed in Question 15 of this Prospectus, subject to model availability.

The Asset Allocation Models are static. If you have selected the Guaranteed Investment Protection Rider or the Guaranteed Investment Protection Rider 2.0 (“GIPR” or “GIPR 2.0”), your allocations to an Asset Allocation Model will be rebalanced quarterly to reflect the model’s original percentages. If you have not selected GIPR or GIPR 2.0, you may rebalance your allocation(s) to an Asset Allocation Model to reflect the model’s original percentages by notifying Us in writing at one of the addresses listed in Question 15 of this Prospectus. We may periodically update Asset Allocation Models or make new Asset Allocation Models available. You will not be provided with information regarding any periodic updates to the Asset Allocation Models, or the creation of new Asset Allocation Models. We will not reallocate your Accumulation Value based on any such updates or the existence of a new model(s). However, the Investment Divisions and allocation percentages for your model could change due to events such as mergers, substitutions, liquidations or closures.

You may obtain information on new or updated Asset Allocation Models by contacting your registered representative. You should consult your registered representative periodically to consider whether any model you have selected is still appropriate for you. If you wish to remove funds from your current Asset Allocation Model, and/or allocate funds to another Asset Allocation Model, you may do so by notifying Us in writing at one of the addresses listed in Question 15 of this Prospectus, subject to model availability.

In some instances, there may be Asset Allocation Models that are no longer available after you remove your funds from them. If an Asset Allocation Model is closed to new investments and you have funds allocated to it, you may rebalance your existing funds in the model as specified above. Please contact your registered representative for a current list of Asset Allocation Models available under the policy. You may change your model allocations at any time and reallocate the funds to other Investment Divisions or another Asset Allocation Model, subject to investment restrictions for maintaining certain optional riders.

For purposes of counting the number of transfers that have been made in a given Policy Year, and in connection with determining whether there has been transfer activity that may potentially harm the rights or interests of other policyowners, please note that transfers into or out of an Asset Allocation Model count as one transfer.

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You may also have funds from either the DCA Advantage Plan (if available) or Interest Sweep allocated to an Asset Allocation Model. Allocation Alternatives other than the Asset Allocation Models are available that may enable you to allocate your Accumulation Value with similar risk and/or return characteristics. When considering an Asset Allocation Model for your situation, you should consider your other assets, income and investments in addition to this policy.

We have no discretionary authority or control over your investment decisions. The Asset Allocation Models are comprised of then available Investment Divisions and do not include the Fixed Account. We make available educational information and materials (e.g., risk tolerance questionnaire, and Fund prospectuses) that can help you select an Asset Allocation Model, but we do not recommend any particular Asset Allocation Model or otherwise provide advice as to what Asset Allocation Model may be appropriate for you.

Asset allocation does not guarantee that your Accumulation Value will increase or protect against losses in a declining market. If you choose to participate in an asset allocation program, you are responsible for determining which Asset Allocation Model is best for you. Tools used to assess your risk tolerance may not be accurate and could be less effective if your circumstances change over time. We reserve the right to terminate or change the asset allocation program at any time.

An Asset Allocation Model may perform better or worse than any single investment option or any other combination of investment options. In addition, the timing of your investment and any rebalancing may affect performance. Rebalancing and periodic updating of Asset Allocation Models can cause the Investment Divisions that make up the model to incur transactional expenses to raise cash for money flowing out of the Funds or vice versa. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the Asset Allocation Models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund’s prospectus.

Conflicts of Interest

New York Life Investment Management LLC (“New York Life Investments”), an affiliate of NYLIAC and the Investment Adviser to the MainStay VP Funds Trust, designed the Asset Allocation Models. While the Asset Allocation Models are designed to offer you a convenient way to make allocation decisions, you should be aware that New York Life Investments is subject to competing interests that may have influenced its decision making with regard to the composition of the Asset Allocation Models. For example, because New York Life Investments receives fees for advising the MainStay VP Funds Trust, it benefits from including a relatively high percentage of these Investment Divisions in the Asset Allocation Models. MainStay VP Investment Divisions also predominate in the Asset Allocation Models because they represent the majority of Investment Divisions offered with the policy and are prevalent among the low- and moderate-risk Investment Divisions that make up the Asset Allocation Models. New York Life Investments also did not include certain non-proprietary Investment Divisions in the Asset Allocation Models because their investment profile (e.g., sector-specific concentration or shifting asset composition) was determined to be incompatible with the risk and return profile of the Asset Allocation models. As Investment Divisions may have been included in an Asset Allocation Model based on asset class exposure, they may have also been selected over Investment Divisions with better past investment performance or lower fees.

As noted above, We receive payments or compensation from the Funds or their Investment Advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services that We provide with respect to the Eligible Portfolios and their availability through the policies. The amount of this revenue and how it is computed varies by Fund, may be significant, and may create conflicts of interest in the design of the Asset Allocation Models.

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The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
MainStay VP Funds Trust	New York Life Investment Management LLC	MainStay VP Bond

MainStay VP Cash Management

MainStay VP Conservative Allocation

MainStay VP Floating Rate

MainStay VP Growth Allocation

MainStay VP Moderate Allocation

MainStay VP Moderate Growth
Allocation

	Subadviser: Cornerstone Capital Management Holdings LLC	MainStay VP Balanced MainStay VP Common Stock MainStay VP Cornerstone Growth MainStay VP International Equity MainStay VP Mid Cap Core MainStay VP S&P 500 Index

	Subadvisers: Dimensional Fund Advisors LP; DuPont Capital Management Corporation	MainStay VP DFA/DuPont Capital Emerging Markets Equity

	Subadviser: Eagle Asset Management, Inc.	MainStay VP Eagle Small Cap Growth*

	Subadviser: Janus Capital Management LLC	MainStay VP Janus Balanced*

	Subadviser: Marketfield Asset Management LLC	MainStay VP Marketfield

`	Subadviser: Massachusetts Financial Services Company (“MFS”)	MainStay VP MFS® Utilities Portfolio

	Subadviser: Pacific Investment Management Company LLC	MainStay VP PIMCO Real Return

	Subadviser: T. Rowe Price Associates, Inc.	MainStay VP T. Rowe Price Equity Income

	Subadviser: Van Eck Associates Corporation	MainStay VP Van Eck Global Hard Assets

	Subadviser: MacKay Shields LLC (“MacKay”)	MainStay VP Convertible MainStay VP Government MainStay VP High Yield Corporate Bond MainStay VP Unconstrained Bond

	Subadviser: Institutional Capital LLC	MainStay VP ICAP Select Equity

	Subadviser: Winslow Capital Management, Inc.	MainStay VP Large Cap Growth

	Subadvisers: Epoch Investment Partners, Inc. (“Epoch”) and MacKay	MainStay VP Income Builder

	Subadviser: Epoch	MainStay VP U.S. Small Cap

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FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.	Invesco V.I. American Value Fund Invesco V.I. International Growth Fund

American Funds Insurance Series®	Capital Research and Management Company	American Funds IS New World

BlackRock® Variable Series Funds, Inc.	BlackRock Advisors, LLC Subadvisers: BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock® Global Allocation V.I. Fund BlackRock® High Yield V.I. Fund

Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisers, LLC	Columbia Variable Portfolio — Small Cap Value Fund

Dreyfus Investment Portfolios	The Dreyfus Corporation	Dreyfus IP Technology Growth

Fidelity® Variable Insurance Products Fund	Fidelity Management and Research Company (“FMR”) Subadvisers: FMR Co., Inc. (“FMRC”) and other affiliates of FMR	Fidelity® VIP Contrafund® Fidelity® VIP Equity-Income Fidelity® VIP Growth Opportunities Fidelity® VIP Mid Cap

Janus Aspen Series	Janus Capital Management LLC	Janus Aspen Global Research Portfolio

MFS® Variable Insurance Trust	Massachusetts Financial Services Company (“MFS”)	MFS® Investors Trust Series MFS® Research Series

Neuberger Berman Advisers Management Trust	Neuberger Berman Management LLC Subadviser: Neuberger Berman LLC	Neuberger Berman AMT Mid-Cap Growth Portfolio

PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC (“PIMCO”)	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar- Hedged) PIMCO VIT Total Return Portfolio

The Royce Capital Fund	Royce & Associates, LLC	Royce Micro-Cap Portfolio

The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management Inc.	UIF U.S. Real Estate Portfolio

Victory Variable Insurance Funds	Victory Capital Management Inc.	Victory VIF Diversified Stock

*	New allocations to the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions will not be accepted from policyowners who were not invested in the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Division on February 17, 2012. For existing policyowners, if you remove all of your Accumulation Value from the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions on or after February 17, 2012, you will not be able to reinvest in these Investment Divisions.

Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, the sub-advisers, and the Portfolios. The Funds’ prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios. NYLIAC is not responsible for choosing the Investment Divisions or the amounts allocated to each. You are responsible for determining that these decisions are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully

31

considered. You bear the risk of any decline in the value of your policy resulting from the performance of the Portfolios you have chosen.

Investment selections should be based on a thorough investigation of all of the information regarding the Eligible Portfolios that are available to you, including each Fund’s prospectus, statement of additional information, and annual and semi-annual reports. Other sources, such as the Fund’s website or newspapers and financial and other magazines, provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions or an Asset Allocation Model for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Additions, Deletions, or Substitutions of Investments

NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment, or other conditions warrant. Please note that any such changes could affect the performance of the Asset Allocation Models.

In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine it with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account as permitted by law.

Reinvestment

We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

THE POLICIES

This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants. For single premium policies, this section is modified as indicated in Appendix 1 of this Prospectus.

The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions or Asset Allocation Model you select, as well as the interest credited on the Fixed Accumulation Value and the DCA Accumulation Value. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account or an Asset Allocation Model. We offer no assurance that the investment objectives of the Investment Divisions or an Asset Allocation Model will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account or an Asset Allocation Model are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios’ investments.

As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved “Transfer of Ownership” form in effect at the time of the request. This change will take effect as of the date you signed the form, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will

32

be required to provide their name, address, date of birth, and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.

Selecting the Variable Annuity That’s Right for You

In addition to the policies described in this Prospectus, We offer other variable annuities, each having different features, fees, and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon, and policy feature preferences.

The availability of optional policy features may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the Policy Date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

Qualified and Non-Qualified Policies

We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

(1)	TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions, in each case in accordance with the employer’s plan document and/or applicable tax requirements (see FEDERAL TAX MATTERS—Qualified Policies—Important Information Regarding Final Code Section 403 (b) Regulations. We will no longer be accepting contributions or issuing new policies for ERISA 403(b) plans);

(2)	Section 408 or 408A Individual Retirement Annuities (IRAs), including: Roth IRAs, Inherited IRAs, SEP and SIMPLE IRAs.

Please see “FEDERAL TAX MATTERS” for a detailed description of these plans.

If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax- qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. These additional features and benefits include:

•	A guaranteed death benefit, as explained in this Prospectus.

•	The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

•	A Fixed Account (if available) that features a guaranteed fixed interest rate.

•	An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other investment divisions offered under the policy.

•	The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

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These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

Policy Application and Premium Payments

To purchase a policy, you must complete an application. The application is sent by your registered representative to NYLIAC’s Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 17 of this Prospectus.) If the application is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 17 of this Prospectus.) If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC’s retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will refund the initial premium payment immediately.

Acceptance of applications is subject to NYLIAC’s rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. Acceptance of initial and subsequent premium payments is subject to Our suitability standards.

You may allocate premium payments in up to 51 Investment Divisions, some of which may not be available under your policy, one of five Asset Allocation Models, as well as the DCA Advantage Plan Account and the Fixed Account (if available) you have chosen immediately. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative or the DCA Advantage Plan Account at the time a premium payment is made.

Unless We permit otherwise, the minimum initial premium payment is $4,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $2,500 for Qualified Policies and $5,000 for Non-Qualified Policies, or such lower amount as We may permit at any time. For policies issued to persons age 75 or younger, additional premium payments can be made until 12 months after you reach age 75. For policies issued to persons age 76 to 80, additional premium payments can be made until 12 months after you reach age 80. The currently available methods of payment are direct payments to NYLIAC or any other method agreed to by Us. The maximum aggregate amount of premium payments We accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. You must allocate a minimum of $5,000 to the DCA Advantage Plan Account.

For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or applicable law.

Tax-Free Section 1035 Exchanges

Subject to certain restrictions, you can make a tax-free exchange under Section 1035 of the Code of all or a portion of one annuity contract, or all of a life insurance policy for an annuity contract. Section 1035 also provides that an annuity contract may be exchanged in a tax-free transaction for a long-term care insurance policy. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this Prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	there will be a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different,

•	you will no longer have access to any benefits from your previous contract (or the benefits may be different), and

•	access to your cash value following a partial exchange may be subject to tax-related limitations.

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If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a 10 percent federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest. New York Life may accept standard electronic instructions from another insurance carrier for purpose of effecting a 1035 exchange or Rollover. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Payments Returned for Insufficient Funds

If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in a form acceptable to us at one of the addresses noted in Question 15 of this Prospectus, and We agree.

Your Right to Cancel (“Free Look”)

You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, with a written request for cancellation. Except where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

Issue Ages

To purchase a Non-Qualified Policy you must not be older than age 80. If the Owner of the policy is not a natural person, the Annuitant must not be older than age 80.

For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if you are between the ages of 18 and 80 (between 0-80 for Inherited IRAs).

For policies issued to persons age 75 or younger, We will accept additional premium payments until 12 months after you reach age 75, unless otherwise limited by the terms of a particular plan. For policies issued to persons age 76 to 80, additional premium payments can be made until 12 months after you reach age 80, unless otherwise limited by the terms of a particular plan.

Transfers

You may transfer amounts between Investment Divisions of the Separate Account, an Asset Allocation Model or to the Fixed Account (if available) at least 30 days before the Annuity Commencement Date, although certain restrictions may apply with respect to transfers into the Fixed Account for Premium based M&E Charge policies. You may not make transfers into the DCA Advantage Plan Account. Transfers made from the DCA Advantage Plan Account to the Investment Divisions are subject to different limitations (See “THE DCA ADVANTAGE PLAN.”). No transfers are allowed from the DCA Advantage Plan Account to the Fixed Account (if available). Except in connection with transfers made pursuant to traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, and the DCA Advantage Plan, the minimum amount that you may transfer from one Investment Division to other Investment Divisions, an Asset Allocation Model or to the Fixed Account, is $500. Except for the traditional Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, and the DCA Advantage Plan, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $25 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

There is no charge for the first twelve transfers in any one Policy Year. Any transfer into or out of an Asset Allocation Model counts as one transfer. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. (See “THE FIXED ACCOUNT.”)

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You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See “Virtual Service Center (VSC) and Interactive Voice Response System (IVR).”)

•	submit your request in writing on a form We approve to VPSC at one of the addresses listed in Question 15 of this prospectus (or any other address We indicate to you in writing);

•	use the IVR at 800-598-2019;

•	speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

•	make your request through the Virtual Service Center.

NYLIAC is not liable for any loss, cost or expense for action based on telephone instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

Limits on Transfers

Procedures Designed to Limit Potentially Harmful Transfers—This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

•	reject a transfer request from you or from any person acting on your behalf;

•	restrict the method of making a transfer;

•	charge you for any redemption fee imposed by an underlying Fund; or

•	limit the dollar amount, frequency, or number of transfers.

Currently, if you or someone acting on your behalf requests by telephone and/or electronically transfers into or out of one or more Investment Divisions or an Asset Allocation Model on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions or an Asset Allocation Model on three or more days within any 60-day period, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when We take this action.

We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within six months of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

We may change these limitations or restrictions or add new ones at any time without prior notice; your policy will be subject to these changes regardless of the issue date of your policy. All transfers are subject to the limits set forth in this Prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

We apply Our limits on transfers procedures to all owners of this policy without exception.

Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, and/or an Asset Allocation Model the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should

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read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

Risks Associated with Potentially Harmful Transfers—Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

•

We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

•	Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

(1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

(2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios’ ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

•

Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

•	Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

(1)	an adverse effect on portfolio management, such as:

a)	impeding a portfolio manager’s ability to sustain an investment objective;

b)	causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

c)	causing an underlying Fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

(2)	increased administrative and Fund brokerage expenses.

(3)	dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio’s investments do not reflect an accurate value (sometimes referred to as “time-zone arbitrage” and “liquidity arbitrage”).

Speculative Investing

Do not purchase this policy if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your policy may not be traded on any stock exchange or secondary market. By purchasing this policy you represent and warrant that you are not using this policy, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

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Virtual Service Center (VSC) and Interactive Voice Response System (IVR)

Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. We may revoke VSC and IVR privileges for certain policyowners (see “Limits on Transfers”).

To enable you to access the IVR, you will automatically receive a Personal Identification Number (PIN). Along with your Social Security Number, the PIN will give you access to the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

In order to obtain policy information online via the VSC, you are required to register for access. Visit www.newyorklife.com/vsc and click the “Register Now” button to enroll. You will be required to register a unique User Name and Password to gain access. In a safe and secure environment, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions We take based on instructions received through IVR or VSC that We believe are genuine. We will confirm all transactions in writing.

Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) or on non Business Days will be processed as of the next Business Day.

We make the VSC or IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable. If you are experiencing problems, you can send service requests to Us at one of the addresses listed in Question 15 of this Prospectus.

VSC

The VSC is open Monday through Friday, from 7 a.m. until 4 a.m., Saturday, from 7 a.m. until 10 p.m. and Sunday from 2 p.m. until 8 p.m. (Eastern Time).

The VSC enables you to:

•	e-mail your registered representative or VPSC;

•	obtain current policy values;

•	transfer assets between investment options;

•	change the allocation of future premium payments;

•	reset your password;

•	change your address;

•	obtain service forms;

•	view and download policy statements;

•	modify an existing Automatic Asset Reallocation arrangement;

•	change your phone number or e-mail address;

•	view and update beneficiary information; and

•	update your Investor Profile.

The VSC enables you to sign-up to receive future prospectuses and policyowner annual and semi-annual reports for your Policy online at www.newyorklife.com/vsc. Electronic delivery is not available for policies that are owned by corporations, trusts or organizations at this time.

IVR

The IVR is available 24 hours a day, seven days a week. We record all calls.

The IVR enables you to:

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•	obtain current Policy values;

•	transfer assets between investment options;

•	change the allocation of future premium payments; and

•	speak with one of Our Customer Service Representatives on Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).

Registered Representative Actions

You may authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. To authorize a third party to have access to your policy information and to make fund transfers between investment options, allocation changes and other permitted transactions, you must send VPSC a Telephone Request Form completed in a form acceptable to Us to one of the addresses noted in Question 15 of this Prospectus. The Customer Service Representative will require certain identifying information (Social Security Number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See “The Policies—Transfers” for information on how to transfer assets between Investment Divisions and/or an Asset Allocation Model.

NYLIAC does not permit current or former registered representatives to obtain authorization to effect policy transactions through the Telephone Request Form. Authorization to these registered representatives will be limited to accessing policy information only.

You may authorize Us to accept electronic instructions from a registered representative or a registered service assistant assigned to your policy in order to make premium allocations, transfers among investment options, Automatic Asset Reallocation (AAR) updates (if applicable) and changes to your investment objective and/or risk tolerance. Your AAR will be cancelled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at that time to be consistent with your investment option transfer and premium allocation changes. To authorize the registered representative(s) or registered service assistants assigned to your policy to make premium allocations and transfers, you must send a completed Trading Authorization Form to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may revoke Trading Authorization privileges for certain policyowners (See “Limits on Transfers”). Trading Authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and other actions, including any limits on transfers.

Faxed requests are not acceptable and will not be honored at any time. In addition, We will not accept e-mailed requests for policy transactions or emails of imaged, signed service requests. E-mail inquires that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

If you select the GIPR Rider, there will be limitations on the ability of your registered representative to effect certain of the transactions described in the sections that follow.

Dollar Cost Averaging Programs

The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC also offers a DCA Advantage Plan under which you may utilize a 6-month DCA Account. (See “THE DCA ADVANTAGE PLAN.”) We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year. There is no charge imposed for either Dollar Cost Averaging program.

We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common

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Stock—Service Class Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

Month	Amount Transferred	Accumulation Unit Value	Accumulation Units Purchased
1	$100	$10.00	10.00
2	$100	$8.00	12.50
3	$100	$12.50	8.00
4	$100	$7.50	13.33

Total	$400	$38.00	43.83

The average unit price is calculated as follows:

Total share price	=	$38.00	=	$9.50
Number of months		4

The average unit cost is calculated as follows:

Total amount transferred	=	$400.00	=	$9.13
Total units purchased		43.83

In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

(a) Traditional Dollar Cost Averaging

This option, which is available at no additional cost, permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. Please note that for Premium based M&E Charge policies, amounts cannot be transferred to the Fixed Account (if applicable) You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process transfers under our Traditional Dollar Cost Averaging Option, VPSC must have received a completed Traditional Dollar Cost Averaging request form at one of the addresses listed in Question 15 of this Prospectus no later than five Business Days prior to the date transfers are to begin. You may also process a Traditional Dollar Cost Averaging transfer by any other method we make available. If your Traditional Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Traditional Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

You may cancel the Traditional Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus or contact Us by phone at the number provided in Question 16 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

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(b) The DCA Advantage Plan

This feature, which is available at no additional cost, permits you to set up automatic dollar cost averaging using the 6-month DCA Advantage Plan Account when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the Traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options. In order to obtain the DCA Advantage Account you must send a completed DCA Advantage Account request form to VPSC at one of the addresses listed in Question 15 of this Prospectus.

You must allocate a minimum of $5,000 to the DCA Advantage Plan Account. If you send less than the $5,000 minimum to be allocated to the DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Plan Account. You must specify the Investment Divisions or Asset Allocation Model into which transfers from the DCA Advantage Plan Account are to be made. You may not make transfers from the DCA Advantage Plan Account into the Fixed Account (if available). However, you may not select the DCA Advantage Plan Account if its duration would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Account will be transferred to the Investment Divisions or Asset Allocation Model in 6 monthly transfers. Dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day (on the next Business Day if the day is not a Business Day) each subsequent month for the duration of the DCA Advantage Plan Account. If a transfer is scheduled to occur on a day that does not exist in a month, it will be processed on the last day of that month or on the next Business Day if the last day of that month is not a Business Day. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of the DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.

You may not have more than one DCA Advantage Plan Account open at the same time. Accordingly, any subsequent premium payment We receive for a DCA Advantage Plan Account that is already open will be allocated to that same DCA Advantage Plan Account. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions or Asset Allocation Model within the duration specified. For example, if you allocate an initial premium payment to the DCA Advantage Plan Account under which the 6-month term will end on December 31, 2013 and you make a subsequent premium payment to the 6-month DCA Advantage Plan Account before December 31, 2013, We will allocate the subsequent premium payment to the same 6-month DCA Advantage Plan Account already opened and transfer the entire value of the 6-month DCA Advantage Plan Account to the Investment Divisions or Asset Allocation Model by December 31, 2013 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 6-month period. If an additional premium payment is allocated to the DCA Advantage Plan Account after the duration has expired, the Plan will be re-activated and will earn the interest rate in effect on the Business Day the new premium payment is received at VPSC.

You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Plan Account. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

You cannot make transfers into the DCA Advantage Plan Account from any Allocation Alternative.

Automatic Asset Reallocation

This option, which is available at no additional cost, allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible – Service Class Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity – Service Class Investment Division. Over time, the fluctuations in each of these Investment Division’s investment results will shift the percentages. If you elect the Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may also utilize the Automatic Asset Reallocation Option if your Variable Accumulation Value is allocated to an Asset Allocation Model. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. You may also process an Automatic Asset Reallocation transfer by any other method we make available. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business days before the date transfers are scheduled to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the reallocation will begin on the day of the month you specify in the month

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following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. You may modify an existing Automatic Asset Reallocation Option by contacting Us by phone at the number provided in Question 16 of this Prospectus. The minimum Accumulation Value required to elect this option is $2,500. We will suspend this feature automatically if the Separate Account Value is less than $2,000 on a reallocation date. Once the Separate Account Value equals or exceeds this amount, Automatic Asset Reallocation will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions under this option. Your Automatic Asset Reallocation will be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current Automatic Asset Reallocation arrangements. You may prevent this cancellation if a conforming Automatic Asset Reallocation change is processed within one Business Day of the inconsistent premium allocation change or transfer.

You may cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation Option, you may send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus or contact us by phone at the number provided in Question 16 of this Prospectus. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option. However, you have the option of alternating between these two features. You may also utilize the Automatic Asset Reallocation Option if your Variable Accumulation Value is allocated to an Asset Allocation Model.

Interest Sweep

This feature, which is available at no additional cost, allows the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to one or any combination of Investment Divisions or Asset Allocation Model. You must specify the Investment Divisions and/or Asset Allocation Model, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th and 31st of a month). NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day). There is no charge imposed for the Interest Sweep option.

The Interest Sweep option may be utilized in addition to traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. With an Asset Allocation Model, the Interest Sweep option may be utilized with Automatic Asset Reallocation and the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus or contact Us by phone at the number provided in Question 16 of this Prospectus. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such a lower amount as We may determine. Please note that you must utilize the Interest Sweep option if 100% of your premium payments are allocated to the Fixed Account. Also note that Interest Sweep is not available for policies issued in the State of New York.

To establish a new Interest Sweep transfer after the option has been cancelled, you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. You may also process an Interest Sweep transfer by any other method we make available. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form at least five Business Days prior to the date you request it to begin, transfers will begin on the day of the month you specify in the month following the receipt of your request. Faxed requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion.

Accumulation Period

(a) Crediting of Premium Payments

You can allocate a portion of each premium payment to one or more Investment Divisions, one Asset Allocation Model, the DCA Advantage Plan Account and/or the Fixed Account (if available). The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25. The minimum that you can allocate to an Asset Allocation Model is $25 per Investment Division. You may also allocate all or a portion of each premium payment to the DCA Advantage Plan Account. The minimum amount that you may allocate to the DCA Advantage Plan Account is $5,000. (See “THE DCA ADVANTAGE PLAN.”) We will allocate additional premium payments to the Allocation Alternatives and/or the DCA Advantage Plan Account at the close of the Business Day on which they are received by

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NYLIAC. We will apply any Breakpoint Credits to the same Allocation Alternatives and/or the DCA Advantage Plan Account based on the same percentages used to allocate your premium payments.

We will credit that portion of each premium payment (and Breakpoint Credits thereon) you allocate to an Investment Division (or to each of the Investment Divisions that make up an Asset Allocation Model) in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of Business Day We are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See “THE FIXED ACCOUNT” for a description of interest crediting.)

(b) Valuation of Accumulation Units

The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

Riders

At no additional charge, We include four riders under the policy: A Living Needs Benefit/Unemployment Rider (available in jurisdictions where approved on and after May 1, 2010), an Unemployment Benefit Rider for Non- Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, a Living Needs Benefit Rider and a Breakpoint Credit Rider for all types of policies. The combination Living Needs Benefit/Unemployment Rider will replace both the Living Needs Benefit Rider and Unemployment Benefit Rider in jurisdictions where approved on and after May 1, 2010. As described below, the Living Needs Benefit and Unemployment Benefit riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events.

We also offer the Investment Protection Plan Rider (available only with policies purchased before July 16, 2012), Investment Protection Plan II Rider (available only with policies purchased before May 1, 2013, in most jurisdictions)), Guaranteed Investment Protection Rider (available only with policies purchased before May 1, 2014, or in jurisdictions where GIPR 2.0 has not been approved), Guaranteed Investment Protection Rider 2.0 (available only with policies purchased May 1, 2014 or later), Annual Death Benefit Reset Rider and Enhanced Beneficiary Benefit (EBB) Rider described below, which are available at an additional cost. We also include the Enhanced Spousal Continuance Rider (if the EBB Rider is selected) at no additional cost. The riders are only available in those states where they have been approved. Please consult with your registered representative regarding the availability of these riders in your jurisdiction. Please note that benefits payable under the riders are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third party guarantees are involved.

The Investment Protection Plan, Investment Protection Plan II, Guaranteed Investment Protection and Guaranteed Investment Protection 2.0 riders may be appropriate for individuals who appreciate the upside potential that comes with market participation, but are also highly sensitive to protecting their initial premium payment over a pre-determined holding period (10 - 12 years, or for the Guaranteed Investment Protection Rider 2.0, 10-15 or 20 years). These riders can allow clients to allocate funds to the Investment Divisions with greater confidence by understanding that if their allocations perform poorly over their rider’s holding period, they will not receive less than the rider’s guaranteed amount when their holding period ends.

The Annual Death Benefit Reset (ADBR) rider may be appropriate for individuals who are looking to protect the amount of the initial death benefit and potentially increase it through annual “step-ups” (up to age 80) that are based on gains in the Accumulative Value resulting from favorable Investment Division performance. The Enhanced Beneficiary Benefit (EBB) rider may be appropriate for individuals who do not want to leave a tax liability to their beneficiary(ies) following their death as a result of gains inside their policy.

(a) Living Needs Benefit/Unemployment Rider

This rider is available in jurisdictions where approved. Please contact your registered representative to determine the availability of this rider. Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions. In Connecticut, the rider is named the “Living Needs Benefit Rider” and the Unemployment and disability portions of the rider are not available. In New York, the rider is named “Waiver Of Surrender Charges For Living Needs

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Qualifying Events” and the Unemployment portion of the rider is not available. In New Jersey, the rider is named the “Living Needs Benefit Rider” and the Unemployment portion of the rider is not available.

You may be eligible to receive all or a portion of the Accumulation Value of your policy without paying a surrender charge if you provide satisfactory proof that a Qualifying Event (as defined below) has occurred. In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000 and the Qualifying Event must occur on or after the Policy Date. For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply. In addition, none of the benefits of this rider are available for policies where any Owner(s) has attained their 86th birthday on the Policy Date.

The types of Qualifying Events are defined as follows:

Health Care Facility: The Owner is enrolled and living in a Health Care Facility for 60 consecutive days.

Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less.

Disability: A determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months.

Unemployment: A determination letter from the applicable state’s Department of Labor that the Owner qualifies for and has been receiving state unemployment benefits for 60 consecutive days.

A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal.

You will be able to receive benefits under this rider the later of the date you meet the above requirements or the date we receive your documentation in a form acceptable to Us at VPSC at one of the addresses listed in Question 15 of this Prospectus. There is no additional charge for this rider.

(b) Living Needs Benefit Rider

If the Annuitant enters a nursing home, becomes terminally ill or disabled, you, the policyowner may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your documentation in a form acceptable to Us at VPSC. There is no additional charge for this rider.

(c) Unemployment Benefit Rider

For all Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy’s Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state’s Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.

(d) Investment Protection Plan Rider (optional)

The Investment Protection Plan Rider is available only in jurisdictions where approved and with policies purchased before July 16, 2012. The Investment Protection Plan Rider is no longer available for new sales. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. To select this rider for in force policies, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See “OTHER CHARGES—

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INVESTMENT PROTECTION PLAN RIDER CHARGE.”) When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal (“IPP Proportional Withdrawal”). An IPP Proportional Withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

Please note that benefits payable under the IPP Rider are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third party guarantees are involved.

The amount that is guaranteed under the rider will depend on when you select or reset it:

(i)	At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all IPP Proportional Withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

(ii)	While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all IPP Proportional Withdrawals. The Rider will take effect on the next Policy Anniversary following the date VPSC receives your application for the rider at one of the addresses listed in Question 15 of this Prospectus.

(iii)	Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect subject to the following limitations: (1) the latest available reset date for Non-qualified Policies is ten (10) years prior to the original Annuity Commencement Date and (2) for Qualified Policies, you must be age 65 or younger. To reset the guaranteed amount, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all IPP Proportional Withdrawals. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See “OTHER CHARGES— INVESTMENT PROTECTION PLAN RIDER CHARGE” and “OTHER CHARGES—RIDER RISK CHARGE ADJUSTMENT.”)

In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

If you selected this rider on or after February 15, 2010, you will only be allowed to allocate your premium payments to certain Allocation Alternatives and the DCA Advantage Plan Account. You may not allocate more than 25% of your initial premium payment to the Fixed Account. In addition, you may not have more than 25% of your policy’s Accumulation Value allocated to the Fixed Account on the rider’s effective date for in-force policies. The Investment Division restrictions associated with the IPP Rider seek to moderate overall volatility or hedge against downmarket volatility, and may limit your participation in positive investment performance. Other investment options that are available if you do not select the IPP Rider may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with the IPP Rider meet your investment objectives and risk tolerance. The Fixed Account is not available for policies issued in the State of New York. In addition, the Fixed Account is not available in the State of Washington if the IPP Rider is selected. The version of the IPP Rider that became available on or after February 15, 2010 is the same as the version of the rider available prior to February 15, 2010 in all other respects. The allowable Allocation Alternatives under the IPP Rider available on or after February 15, 2010 are as follows:

Fixed Account*

MainStay VP Balanced—Service Class

MainStay VP Bond—Service Class

MainStay VP Cash Management

MainStay VP Conservative Allocation—Service Class

MainStay VP Convertible—Service Class

MainStay VP Floating Rate—Service Class

MainStay VP Government—Service Class

MainStay VP High Yield Corporate Bond—Service Class

MainStay VP Income Builder—Service Class

MainStay VP Janus Balanced—Service Class

MainStay VP Janus Balanced—Initial Class

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MainStay VP Marketfield – Service Class

MainStay VP MFS® Utilities — Service Class

MainStay VP Moderate Allocation — Service Class

MainStay VP Moderate Growth Allocation — Service Class

MainStay VP PIMCO Real Return — Service Class

MainStay VP Unconstrained Bond — Service Class

BlackRock® Global Allocation V.I. Fund — Class III Shares

BlackRock® High Yield V.I. Fund – Class III Shares

PIMCO VIT Total Return Portfolio – Advisor Class

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class

*	You may not allocate more than 25% of your initial premium payment to the Fixed Account. Also, for in-force policies, no more than 25% of your policy’s Accumulation Value may be allocated to the Fixed Account on the Rider’s effective date.

You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59½.

You may cancel this rider within 30 days after delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. To cancel the rider, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, We will promptly cancel the Rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge that may have been deducted. (See “OTHER CHARGES—RIDER RISK CHARGE ADJUSTMENT.”) The cancellation of the rider after the 30-day period will be effective as of the date VPSC receives your cancellation request.

This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA, SEP IRA and SIMPLE IRA policies if the policyowner is age 65 or younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies. For policies issued prior to February 15, 2010, this rider is not available if more than 50% of the policy’s Accumulation Value is in the Fixed Account (if available) when the rider is selected.

This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years. In addition, this rider has no impact on any amount paid upon your death or the death of the Annuitant.

Partial withdrawals will reduce the guaranteed amount and the amount of charges assessed for the rider. However, please note that charges assessed for this rider prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted.

We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the guaranteed amount. In this example, We have assumed the following:

(1)	the rider is selected at the time of application;

(2)	an initial premium payment of $100,000 is made;

(3)	no additional premium payments are made;

(4)	a withdrawal of $20,000 is made in the eighth Policy Year;

(5)	the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

(6)	the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the IPP Proportional Withdrawal. We calculated the amount of the IPP Proportional Withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation

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Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

IPP Proportional Withdrawal = ($20,000/$80,000) x $100,000 = $25,000

To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the IPP Proportional Withdrawal from the initial guaranteed amount: ($100,000 – $25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policyowner receives $75,000 even though the Accumulation Value has decreased to $50,000.

(e) Investment Protection Plan II Rider (optional)

As of May 1, 2013, the Investment Protection Plan II Rider (“IPP II”) is no longer available for new sales. If you selected IPP II, you will be eligible to receive a one-time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under IPP II on the 12th policy anniversary of the effective date of IPP II (or the 12th policy anniversary of any reset of IPP II). IPP II will end on the 12th policy anniversary of the rider effective date (or any reset of IPP II). While IPP II is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See “OTHER CHARGES—INVESTMENT PROTECTION PLAN II RIDER CHARGE.”) When you make a partial withdrawal, We will reduce the amount that is guaranteed under IPP II by the amount of the proportional withdrawal (“IPP II Proportional Withdrawal”). An IPP II Proportional Withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

Please note that benefits payable under IPP II are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third party guarantees are involved.

The amount that is guaranteed under IPP II is as follows:

(i)	At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments plus Breakpoint Credits, if any, We receive in the first Policy Year, less all IPP II Proportional Withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. IPP II will take effect on the Policy Date.

(ii)

Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while IPP II is in effect as long as you and the Annuitant are age 78 or younger. To reset the guaranteed amount, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all IPP II Proportional Withdrawals taken after the reset. We may also set a new charge for IPP II and the Rider Risk Charge Adjustment on that Policy Anniversary. (See “OTHER CHARGES— INVESTMENT PROTECTION PLAN II RIDER CHARGE” and “OTHER CHARGES—RIDER RISK CHARGE ADJUSTMENT.”). Typically, you would effect a reset in order to increase the guaranteed amount under IPP II. Please note that if you reset the guaranteed amount under IPP II, you will not be eligible to receive a one time adjustment to your Accumulation Value until the 12th policy anniversary after the effective date of any reset.

A policyowner may cancel a request to reset the guaranteed amount at any time prior to or within 30 days after the effective date of the reset. If you cancel your request to reset, no change will be made to IPP II’s effective date, maturity date, charge rate or the Rider Risk Charge Adjustment.

You will only be allowed to allocate your premium payments to certain Allocation Alternatives and the DCA Advantage Plan Account. You may not allocate more than 25% of your initial premium payment to the Fixed Account. The Fixed Account is not available for policies issued in the State of New York. In addition, the Fixed Account is not available in the State of Washington if the IPP II Rider is selected. The allowable Allocation Alternatives under IPP II are as follows:

Fixed Account*

MainStay VP Balanced – Service Class

MainStay VP Bond – Service Class

MainStay VP Cash Management

MainStay VP Conservative Allocation – Service Class

MainStay VP Convertible – Service Class

MainStay VP Floating Rate – Service Class

MainStay VP Government – Service Class

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MainStay VP High Yield Corporate Bond – Service Class

MainStay VP Income Builder – Service Class

MainStay VP Janus Balanced – Service Class

MainStay VP Marketfield – Service Class

MainStay VP MFS® Utilities – Service Class

MainStay VP Moderate Allocation – Service Class

MainStay VP Moderate Growth Allocation – Service Class

MainStay VP PIMCO Real Return – Service Class

MainStay VP Unconstrained Bond – Service Class

BlackRock® Global Allocation V.I. Fund – Class III Shares

BlackRock® High Yield V.I. Fund – Class III Shares

PIMCO VIT Total Return Portfolio – Advisor Class

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class

*	You may not allocate more than 25% of your initial premium payment to the Fixed Account.

The Investment Division restrictions associated with the IPP II Rider seek to moderate overall volatility or hedge against downmarket volatility, and may limit your participation in positive investment performance. Other investment options that are available if you do not select the IPP II Rider may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with the IPP II Rider meet your investment objectives and risk tolerance.

With IPP II, you do not have to surrender the policy in order to receive any applicable benefit. You will be eligible to receive the benefit (if applicable) under IPP II on the 12th Policy Anniversary after the later of the Policy Date or the effective date of any reset. You do not need to take any action. We will inform you in writing in the event that you are eligible to receive a one-time adjustment to your Accumulation Value. We will also inform you of your options in the event that such one-time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value (which may be subject to surrender charges), or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, We will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under the terms of IPP II may be taxable and you may be subject to a 10% tax penalty if such amounts are paid before you reach age 59½.

You may cancel IPP II within 30 days after delivery of the policy. To cancel, you must return IPP II to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, We will promptly cancel IPP II and refund any IPP II charges which may have been deducted. After this 30-day period, you still have the right to discontinue IPP II. However, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any IPP II charges that may have been deducted. (See “OTHER CHARGES—RIDER RISK CHARGE ADJUSTMENT.”) The cancellation of IPP II after the 30-day period will be effective as of the date VPSC receives your cancellation request.

IPP II is available with all Non-Qualified policies, IRA, SEP IRA, Simple IRA and Roth IRA policies if the policyowner is age 75 or younger on the rider effective date. The rider is not available on TSA and Inherited IRA policies.

IPP II will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one-time adjustment to your Accumulation Value. Therefore, you should select IPP II only if you intend to keep the policy for at least 12 years.

Partial withdrawals will reduce the guaranteed amount and the amount of charges assessed for IPP II. However, please note that charges assessed for IPP II prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted.

We have set forth below an example of how the benefit from IPP II may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the guaranteed amount. In this example, We have assumed the following:

(1)	IPP II is selected at the time of application;

(2)	An initial premium payment of $100,000 is made;

(3)	No additional premium payments are made;

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(4)	A withdrawal of $20,000 is made in the eighth Policy Year;

(5)	The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

(6)	The Accumulation value on the 12th Policy Anniversary has decreased to $50,000.

The guaranteed amount at the time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the IPP II Proportional Withdrawal. We calculated the amount of the IPP II Proportional Withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

IPP II Proportional Withdrawal = ($20,000/$80,000) x $100,000 = $25,000

To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the IPP II Proportional Withdrawal from the initial guaranteed amount: ($100,000 – $25,000) = $75,000. On the 12th Policy Anniversary the Accumulation Value ($50,000) is less than the guaranteed amount of $75,000. Therefore, you are eligible to receive a one-time adjustment to your Accumulation Value of $25,000 and the rider will end. You would not have been eligible to receive this adjustment to your Accumulation Value if you had not purchased the IPP II Rider.

(f) Guaranteed Investment Protection Rider (optional)

The Guaranteed Investment Protection Rider (“GIPR”) became available as of May 1, 2013. GIPR is available only at the time of application in jurisdictions where the Guaranteed Investment Protection Rider 2.0 (“GIPR 2.0”) has not been approved. If you select GIPR, you will be eligible to receive a one-time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under GIPR on the 12th policy anniversary of the effective date of GIPR (or the 12th policy anniversary of any reset of GIPR). GIPR will end on the 12th policy anniversary of the rider effective date (or the most recent reset of GIPR). While GIPR is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See “OTHER CHARGES—Guaranteed Investment Protection Rider (optional).”) When you make a partial withdrawal, We will reduce the amount that is guaranteed under GIPR by the amount of the proportional withdrawal (“GIPR Proportional Withdrawal”). A GIPR Proportional Withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

Please note that benefits payable under GIPR are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third party guarantees are involved.

The amount that is guaranteed under GIPR is as follows:

(i)	At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments plus Breakpoint Credits, if any, thereon We receive in the first Policy Year, less all GIPR Proportional Withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. GIPR will take effect on the Policy Date.

(ii)

Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while GIPR is in effect as long as you and the Annuitant are age 78 or younger. To reset the guaranteed amount, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all GIPR Proportional Withdrawals taken after the reset. We may also set a new charge for GIPR and the Rider Risk Charge Adjustment on that Policy Anniversary. (See “OTHER CHARGES— Guaranteed Investment Protection Rider Charge” and “OTHER CHARGES—Rider Risk Charge Adjustment (optional).”). Typically, you would effect a reset in order to increase the guaranteed amount under GIPR. Please note that if you reset the guaranteed amount under GIPR, you will not be eligible to receive a one-time adjustment to your Accumulation Value until the 12th policy anniversary after the effective date of any reset.

A policyowner may cancel a request to reset the guaranteed amount at any time prior to or within 30 days after the effective date of the reset. If you cancel your request to reset, no change will be made to GIPR’s effective date, maturity date, charge rate or the Rider Risk Charge Adjustment.

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You will be allowed to allocate your premium payments to the Allocation Alternatives and the DCA Advantage Plan Account subject to the restrictions set forth in Appendix 2. You may not allocate any monies to the Fixed Account while GIPR is in effect. Upon any termination of GIPR, the Fixed Account will be an available investment option. Also, Traditional DCA is not available with GIPR. The Fixed Account is not available for policies issued in the State of New York. If you select GIPR, Investment Division restrictions will apply to the Investment Divisions that you may choose during the accumulation phase. These restrictions will limit the amount you can allocate to the Investment Divisions. You may allocate your premium payment to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds, or to one of the available Asset Allocation Models. Individual transfers between Investment Divisions and/or Asset Allocation Models are not allowed. Each policy quarter, we will automatically rebalance your current allocations to conform to your most recent allocation instructions. If you wish to complete an individual transfer between the Investment Divisions or change to a different Asset Allocation Model, you must send a reallocation form to VPSC at one of the addresses listed in question 15 of this Prospectus. The Asset Allocation Categories and Asset Allocation Models are set forth in Appendix 2.

The Investment Division restrictions associated with the GIPR Rider seek to moderate overall volatility or hedge against downmarket volatility, and may limit your participation in positive investment performance. Other investment options that are available if you do not select the GIPR Rider may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with the GIPR Rider meet your investment objectives and risk tolerance.

With GIPR, you do not have to surrender the policy in order to receive any applicable benefit. You will be eligible to receive the benefit (if applicable) under GIPR on the 12th Policy Anniversary after the later of the Policy Date or the effective date of any reset. You do not need to take any action. We will inform you in writing in the event that you are eligible to receive a one-time adjustment to your Accumulation Value. We will also inform you of your options in the event that such one-time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value (which may be subject to surrender charges), or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, We will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under the terms of GIPR may be taxable and you may be subject to a 10% tax penalty if such amounts are paid before you reach age 59½.

You may cancel GIPR within 30 days after delivery of the policy. To cancel, you must return GIPR to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, We will promptly cancel GIPR and refund any GIPR charges which may have been deducted. After this 30-day period, you still have the right to discontinue GIPR. However, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any GIPR charges that may have been deducted. (See “OTHER CHARGES—Rider Risk Charge Adjustment (optional).”) The cancellation of GIPR after the 30-day period will be effective as of the date VPSC receives your cancellation request. You should consider the cost of cancelling GIPR prior to selecting it.

GIPR is available with all Non-Qualified policies, IRA, SEP IRA, Simple IRA and Roth IRA policies if the policyowner is age 75 or younger on the rider effective date. The rider is not available on TSA and Inherited IRA policies.

GIPR will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one-time adjustment to your Accumulation Value. Therefore, you should select GIPR only if you intend to keep the policy for at least 12 years.

Upon your death, GIPR and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the primary beneficiary in order to continue GIPR and the policy. If your spouse chooses to continue GIPR and the policy, no death benefit proceeds will be paid upon your death.Partial withdrawals will reduce the guaranteed amount and the amount of charges assessed for GIPR. However, please note that charges assessed for GIPR prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted.

We have set forth below an example of how the benefit from GIPR may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the guaranteed amount. In this example, We have assumed the following:

(1)	GIPR is selected at the time of application;

(2)	An initial premium payment of $100,000 is made;

(3)	No additional premium payments are made;

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(4)	A withdrawal of $20,000 is made in the eighth policy year;

(5)	The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

(6)	The Accumulation value on the 12th Policy Anniversary has decreased to $50,000.

The guaranteed amount at the time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the GIPR Proportional Withdrawal. We calculated the amount of the GIPR Proportional Withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

GIPR Proportional Withdrawal = ($20,000/$80,000) x $100,000 = $25,000

To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the GIPR Proportional Withdrawal from the initial guaranteed amount: ($100,000 – $25,000) = $75,000. On the 12th Policy Anniversary the Accumulation Value ($50,000) is less than the guaranteed amount of $75,000. Therefore, you are eligible to receive a one-time adjustment to your Accumulation Value of $25,000 and the rider will end. You would not have been eligible to receive this adjustment to your Accumulation Value if you had not purchased the GIPR Rider.

(g) Guaranteed Investment Protection Rider 2.0 (optional)

The Guaranteed Investment Protection Rider (“GIPR 2.0”) became available as of May 1, 2014. GIPR 2.0 is available only at the time of application in jurisdictions where approved. GIPR 2.0 allows you to choose among 7 different holding periods, or terms (the 20-year term may not be available in all jurisdictions). If you select GIPR 2.0, you will be eligible to receive a one-time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under GIPR 2.0 on the applicable policy anniversary of the rider effective date for the term you choose. You may request to reset the guaranteed amount under certain circumstances, as described below.

GIPR 2.0 will end on the applicable policy anniversary of the rider effective date (or most recent reset date) for the term you choose. While GIPR 2.0 is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See “OTHER CHARGES—Guaranteed Investment Protection Rider 2.0 Charge (optional).”) When you make a partial withdrawal, We will reduce the amount that is guaranteed under GIPR 2.0 by the amount of the proportional withdrawal (“GIPR 2.0 Proportional Withdrawal”). A GIPR 2.0 Proportional Withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

Please note that benefits payable under GIPR 2.0 are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third party guarantees are involved.

The amount that is guaranteed under GIPR 2.0 is as follows:

(i)	At the time of application for 10, 11, 12, 13, 14, or 15 year terms: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments that We receive in the first Policy Year, less all GIPR 2.0 Proportional Withdrawals.

(ii)	At the time of application for the 20 year term: The amount that is guaranteed will equal 150% of the sum of the initial premium payment plus any additional premium payments that We receive in the first Policy Year, less all GIPR 2.0 Proportional Withdrawals.

(iii)	For all terms, premium payments made after the first Policy Year will not be included in the amount that is guaranteed. GIPR 2.0 will take effect on the Policy Date.

(iv)	Resetting the guaranteed amount:

You may request to reset the amount that is guaranteed at any time while GIPR 2.0 is in effect as long as you and the Annuitant are age 75 or younger (for the 10, 11, 12, 13, 14 and 15 year terms), or age 70 or younger (for the 20 year term). To reset the guaranteed amount, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will be increased to equal the Accumulation Value (for 10-15 year terms) or 150% of the Accumulation Value (for the 20 year term) on the next Policy

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Anniversary, less all GIPR 2.0 Proportional Withdrawals taken after the reset. We may also set a new charge for GIPR 2.0 and the Rider Risk Charge Adjustment on that Policy Anniversary. (See “OTHER CHARGES— Guaranteed Investment Protection Rider Charge (optional).” and “OTHER CHARGES—Rider Risk Charge Adjustment (optional).”). Typically, you would decide to reset in order to increase the guaranteed amount under GIPR 2.0. Please note that if you reset the guaranteed amount under GIPR 2.0, you will not be eligible to receive a one-time adjustment to your Accumulation Value until the policy anniversary applicable to the original rider term you chose after the effective date of any reset. We can suspend your right to reset the guaranteed amount at any time.

A policyowner may cancel a request to reset the guaranteed amount at any time prior to or within 30 days after the effective date of the reset. If you cancel your request to reset, no change will be made to GIPR 2.0’s effective date, maturity date, charge rate or the Rider Risk Charge Adjustment.

If you select GIPR 2.0, You will be allowed to allocate your premium payments to the Allocation Alternatives and the DCA Advantage Plan Account subject to the restrictions set forth in Appendix 2.

You may not allocate any monies to the Fixed Account while GIPR 2.0 is in effect. Upon any termination of GIPR 2.0, the Fixed Account will be an available investment option. Also, Traditional DCA is not available with GIPR 2.0. The Fixed Account is not available for policies issued in the State of New York.

If you select GIPR 2.0, we will limit the amount you can allocate to the Investment Divisions. You may allocate your premium payment to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds, or to one of the 2014 Asset Allocation Models. Individual transfers between Investment Divisions and/or Asset Allocation Models are not allowed. If you wish to complete an individual transfer between the Investment Divisions, or change to a different Asset Allocation Model, you must send a reallocation form to VPSC at one of the addresses in Question 15 of this Prospectus. Each policy quarter, We will automatically rebalance your current allocations to conform to your most recent allocation instructions. The Investment Division restrictions associated with the GIPR 2.0 Rider seek to moderate overall volatility or hedge against downmarket volatility, and may limit your participation in positive investment performance. Other investment options that are available if you do not select the GIPR 2.0 Rider may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with GIPR 2.0 meet your investment objectives and risk tolerance. The Asset Allocation Categories and Asset Allocation Models are set forth in Appendix 2.

If you choose to reset your guaranteed amount, the restrictions on investment allocations may change. These changes could include an adjustment to the minimum and/or maximum allocation percentages available under the Asset Allocation Categories, adding or removing Asset Allocation Models, or discontinuing the availability of the DCA Advantage Account.

With GIPR 2.0, you do not have to surrender the policy in order to receive any applicable benefit. You will be eligible to receive the benefit (if applicable) under GIPR 2.0 on the Policy Anniversary for the term you chose after the later of the Policy Date or the effective date of any reset. You do not need to take any action. We will inform you in writing in the event that you are eligible to receive a one-time adjustment to your Accumulation Value. We will also inform you of your options in the event that such one-time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value (which may be subject to surrender charges), or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, We will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under GIPR 2.0 may be taxable and you may be subject to a 10% tax penalty if such amounts are paid before you reach age 59½.

You may cancel GIPR 2.0 within 30 days after delivery of the policy. To cancel, you must return GIPR 2.0 to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, We will promptly cancel GIPR 2.0 and refund any GIPR charges which may have been deducted. After this 30-day period, you still have the right to discontinue GIPR 2.0. However, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any GIPR 2.0 charges that may have been deducted. (See “OTHER CHARGES—Rider Risk Charge Adjustment (optional).”) The cancellation of GIPR 2.0 after the 30-day period will be effective as of the date VPSC receives your cancellation request. You should consider the cost of cancelling GIPR prior to selecting it.

GIPR 2.0 is available with all Non-Qualified policies, IRA, SEP IRA, Simple IRA and Roth IRA policies if the policyowner is age 75 or younger (70 or younger for the 20-year term) on the rider effective date. The rider is not available on TSA and Inherited IRA policies.

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GIPR 2.0 will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one-time adjustment to your Accumulation Value. Therefore, you should select GIPR 2.0 only if you intend to keep the policy for at least the rider term you choose (10-15 or 20 years). Upon your death, GIPR 2.0 and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the primary beneficiary in order to continue GIPR 2.0 and the policy. If your spouse chooses to continue GIPR 2.0 and the policy, no death benefit proceeds will be paid upon your death.

Partial withdrawals will reduce the guaranteed amount and the amount of charges assessed for GIPR 2.0. However, please note that charges assessed for GIPR 2.0 prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted.

We have set forth below an example of how the benefit from GIPR 2.0 may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the guaranteed amount. In this example, We have assumed the following:

(1)	GIPR 2.0 with a 10, 11, 12, 13, 14, or 15 year term is selected at the time of application;

(2)	An initial premium payment of $100,000 is made;

(3)	No additional premium payments are made;

(4)	A withdrawal of $20,000 is made in the eighth policy year;

(5)	The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

(6)	The Accumulation Value on the Policy Anniversary corresponding to the term you chose has decreased to $50,000.

The guaranteed amount when We issued the policy was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the GIPR 2.0 Proportional Withdrawal. We calculated the amount of the GIPR 2.0 Proportional Withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

GIPR 2.0 Proportional Withdrawal = ($20,000/$80,000) x $100,000 = $25,000

To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the GIPR 2.0 Proportional Withdrawal from the initial guaranteed amount: ($100,000 – $25,000) = $75,000.

On the Policy Anniversary for the term you chose, the Accumulation Value ($50,000) is less than the guaranteed amount of $75,000. Therefore, you are eligible to receive a one-time adjustment to your Accumulation Value of $25,000.

If you had chosen the 20-year term, the guaranteed amount would have been $112,500 (150% of $75,000), and the one time adjustment would be $62,500.

After the adjustment is paid, the rider will end. You would not have been eligible to receive this adjustment to your Accumulation Value if you had not purchased the GIPR 2.0 Rider.

GIPR 2.0 Death Benefit. If the policyowner dies within two Policy Years of the last day of the Rider term then in effect, the death benefit will equal the guaranteed amount for that Rider term, if that guaranteed amount is higher than the Accumulation Value or the Adjusted Death Benefit Premium Payments on the date of death. However, if there is an ADBR Rider in effect, and the death benefit under the ADBR Rider is higher than the Accumulation Value or the GIPR 2.0 guaranteed amount, We will pay the death benefit available under the ADBR Rider. Payment of a death benefit terminates the GIPR 2.0 rider.

(h) Enhanced Beneficiary Benefit Rider (optional)

The Enhanced Beneficiary Benefit (EBB) Rider is available only at the time of application, in jurisdictions where approved. The EBB Rider is not available with the Annual Death Benefit Reset Rider (ADBR) in the State of New Jersey. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your

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Beneficiary(ies) if you die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

While this rider is in effect, We will deduct a charge from your Accumulation Value each policy quarter. (See “CHARGES AND DEDUCTIONS—Other Charges—Enhanced Beneficiary Benefit Rider Charge.”)

The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds at VPSC. The applicable percentage varies based upon your age. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the owner is 70 or younger, and 25% where the owner is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

Age of Owner at Issue	Range of Applicable Percentages
70 or younger	Not less than 40% nor greater than 60%
71 to 75 inclusive	Not less than 20% nor greater than 40%

When you select the EBB Rider, the applicable percentage will appear on your Policy Data Page. The applicable percentage for the policy will not change once the policy is issued. Please check with your registered representative for further details.

The Gain equals the policy’s Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less proportional withdrawals (“EBB Proportional Withdrawals”). EBB Proportional Withdrawals are the amount(s) withdrawn from the policy (including any surrender charges, if applicable) divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary at VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the owner is 70 or younger, and 75% where the owner is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this rider, the applicable percentage will appear on your Policy Data Page. Please check with your registered representative for further details.

There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy’s Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see THE POLICIES—Riders—Enhanced Spousal Continuance Rider), 4) if We elect to terminate the policy pursuant to the policy’s termination provision, or 5) if you transfer ownership of the policy. As discussed below in “THE POLICIES—Riders—Enhanced Spousal Continuance Rider”, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. This rider cannot be cancelled without surrendering your policy. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, We assume the following:

1.	The rider is elected at the time of application;

2.	You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

3.	A withdrawal of $20,000 is made in the fourth Policy Year;

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4.	Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

5.	If You die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

6.	The Enhanced Beneficiary Benefit Rider percentage equals 50%.

First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus EBB Proportional Withdrawals):

Adjusted Premium Payments = $200,000 – $16,000 = $184,000

Third, the Gain is calculated (Accumulation Value – Adjusted Premium Payments):

Gain = $250,000 – $184,000 = $66,000

Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

Enhanced Beneficiary Benefit = $66,000 x 50% = $33,000

In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

(i) Enhanced Spousal Continuance Rider (optional)

If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance Rider (“ESC Rider”) at no charge. The ESC Rider will not be included on policies sold in connection with Section 403(b) tax-sheltered annuities.

Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are not the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Account).

The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. This rider cannot be cancelled without surrendering your policy.

Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

(j) Annual Death Benefit Reset (ADBR) Rider (optional)

You may enhance your Policy’s standard death benefit by purchasing the optional ADBR Rider. The ADBR Rider is available only at the time of application, in jurisdictions where approved. The ADBR Rider is not available with the EBB Rider in the State of New Jersey. If you select this rider and you die prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment at VPSC. For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. The amount will be the greatest of:

(a)	the Accumulation Value less any outstanding loan balance; or

(b)	the Adjusted Death Benefit Premium Payments; or

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(c)	the “Reset Value”, as defined in the next paragraph, plus any additional premium payments made since the most recent “Reset Anniversary,” less proportional withdrawals (“ADBR Proportional Withdrawals”) made since the most recent Reset Anniversary.

We automatically recalculate the Reset Value, with respect to any policy, every year from the Policy Date (“Reset Anniversary”) until you reach age 80 (or the Annuitant if the Owner is not a natural person). For policies owned by a grantor trust, the Reset Value will be recalculated until any grantor reaches age 80. On the First Policy Anniversary, the Reset Value is defined as the greatest of (a) the Accumulation Value; and (b) the Adjusted Death Benefit Premium Payments. The Reset Value on the second and each subsequent Reset Anniversary is defined as the greatest of (a) the Accumulation Value on the current Reset Anniversary; and (b) the Reset Value on the prior Reset Anniversary, plus any premium payments and Breakpoint Credits applied since the prior Reset Anniversary, less any ADBR Proportional Withdrawals since the prior Reset Anniversary.

If you select the ADBR Rider after May 1, 2011, in jurisdictions where approved, the rider benefit will no longer reset after the Owner’s death or for grantor trust owned policies, the death of any grantor. The only exception is if the policy remains inforce under the spousal option provision of the Policy, if available. If the Owner is not a natural person, or a grantor trust, the rider benefit will no longer reset after the death of the Annuitant. In addition, in jurisdictions where approved, if an ownership change or assignment of the policy is made, other than as explicitly described in the rider, the rider will terminate and no Reset Value will be payable. If the rider is terminated, the death benefit payable will be the benefit provided in the Death Before Annuity Commencement section of this Prospectus.

An ADBR Proportional Withdrawal is an amount equal to the amount withdrawn from the policy (including applicable surrender charges) divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the Reset Value immediately preceding the withdrawal.

We have set forth below an example of how the ADBR Rider is calculated for an owner who is age 63. The current annual rider charge is 0.30% of the Reset Value as of the last Policy Anniversary, deducted quarterly. In this example, We have assumed the following:

(1)	you purchase this policy with a $200,000 initial premium payment (no additional premium payments are made)

(2)	the Accumulation Value as of the first Policy Anniversary is $250,000 (this is the Reset Value)

(3)	the current Accumulation Value is $240,000

(4)	you make a partial withdrawal of $15,000 in the Policy Year 2 (no surrender charges are applicable)

(5)	you die at the beginning of the second policy quarter of Policy Year 2 after the withdrawal

(6)	the Accumulation Value on the date We receive the necessary requirements to pay the death benefit is $225,000 ($240,000 – $15,000)

(7)	the charge for the ADBR Rider is assessed: 0.30% annually (0.075% per quarter)

(8)	the Death Benefit is the greatest of:

a)	the Accumulation Value
$225,000

b)	the Adjusted Death Benefit Premium Payments
= $187,500

c)	the “Reset Value,” which is the greatest of:

1.	the Accumulation Value
$225,000

2.	the prior Reset Value as of the last Reset Anniversary, plus any premium payments and any Breakpoint Credits applied since the prior Reset Anniversary, less ADBR Proportional Withdrawals since the prior Reset Anniversary.
= $234,375

In this example, your Beneficiary would receive $234,375.00.

The ADBR Rider ends upon the earlier of the following:

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1)	the Annuity Commencement Date,

2)	the date you surrender the policy, or

3)	the date we terminate the policy.

Notwithstanding the foregoing, the Rider will not end and all of the Rider’s provisions and quarterly charges will continue to be deducted as if the new owner had purchased the policy on the original Policy Date if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death.

You cannot cancel this Rider without surrendering your policy.

(k) Investment Protection Plan Rider/Annual Death Benefit Reset Rider Package (optional)

If you elect the Investment Protection Plan Rider/Annual Death Benefit Reset Rider combination package (“IPP + ADBR”) (in jurisdictions where available), you will receive both the ADBR and IPP riders at a reduced cost. Please note that if the IPP rider is cancelled, the charge for the ADBR rider will revert to the charge that is assessed for that rider, if purchased separately. See “CHARGES AND DEDUCTIONS — Investment Protection Plan Rider/Annual Death Benefit Reset Rider Package Charge” for more details.

(l) Investment Protection Plan II Rider/Annual Death Benefit Reset Rider Package (optional)

If you elect the Investment Protection Plan II Rider/Annual Death Benefit Reset Rider combination package (“IPP II + ADBR”) (in jurisdictions where available), you will receive both the ADBR and IPP II riders at a reduced cost. Please note that if IPP II is cancelled, the charge for the ADBR rider will revert to the charge that is assessed for that rider, if purchased separately. See “CHARGES AND DEDUCTIONS — Investment Protection Plan II Rider/Annual Death Benefit Reset Rider Package Charge (optional)” for more details.

(m) Guaranteed Investment Protection Rider or Guaranteed Investment Protection Rider 2.0/ /Annual Death Benefit Reset Rider Package (optional)

If you elect the Guaranteed Investment Protection Rider/Annual Death Benefit Reset Rider (“GIPR+ADBR”) or the Guaranteed Investment Protection Rider 2.0/Annual Death Benefit Reset Rider combination package (“GIPR 2.0 + ADBR”) (in jurisdictions where available; if the GIPR 2.0 is available in your jurisdiction, you cannot select the GIPR), you will receive both the ADBR and GIPR or GIPR 2.0 riders at a reduced cost. Please note that if GIPR or GIPR 2.0 is cancelled, the charge for the ADBR rider will revert to the charge that is assessed for that rider, if purchased separately. See “CHARGES AND DEDUCTIONS — Guaranteed Investment Protection Rider/Annual Death Benefit Reset Rider Package Charge (optional)” for more details.

(n) Breakpoint Credit Rider

Under the Breakpoint Credit Rider, we will apply a Breakpoint Credit to that portion of the total amount of all premium payments that exceed $1,000,000, subject to the Breakpoint Credit Rate schedule that is in effect at the time such premium payment is made. The Breakpoint Credit is calculated as a percentage of that portion of an Eligible Premium Payment made to the policy. An Eligible Premium Payment is that portion of the total amount of all premium payments made to the policy in excess of $1,000,000. There is no additional charge for this rider.

The Breakpoint Credit applicable to a premium payment varies, depending on the total amount of the premium payment(s) received under the policy. The Breakpoint Credit is determined by multiplying each portion of an Eligible Premium Payment amount by the applicable Breakpoint Credit Rate, in accordance with the Breakpoint Credit Rate Schedule attached below. If more than one Breakpoint Credit Rate applies for an Eligible Premium Payment, the Breakpoint Credit is equal to the sum of the Breakpoint Credit amounts determined for each applicable Breakpoint Credit Rate.

As of the date of this Prospectus, the Breakpoint Credit Rates and Eligible Premium Payment(s) to which they apply are as follows:

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Breakpoint Credit Rate Schedule

Eligible Premium Payment(s)		Breakpoint Credit Rate
That exceed(s)	Up to and including
$ 1,000,000*	$2,500,000	1.00%
$ 2,500,000	$5,000,000	1.50%
$ 5,000,000	$10,000,000	2.00%
$10,000,000	unlimited	2.50%

*	Premium Payments in excess of $1,000,000 are subject to prior approval by NYLIAC.

The Breakpoint Credit is applied to the Policy’s Accumulation Value concurrent with an Eligible Premium Payment. Breakpoint Credits and interest credited thereon are allocated to the same Allocation Alternatives and/or the DCA Account based on the same percentages used to allocate your premium payments. Breakpoint Credits that are allocated to the Fixed Account (if applicable) and/or the DCA Advantage Account and interest earned thereon are held in NYLIAC’s General Account and invested by NYLIAC in accordance with applicable law.

Breakpoint Credits are allocated to the same Allocation Alternatives based on the same percentages used to allocate your premium payments. We do not consider Breakpoint Credits to be premium payments for purposes of any discussion in this Prospectus. Breakpoint Credits are also not considered to be your investment in the policy for tax purposes.

The Breakpoint Credit is funded by the reduction in sales and administrative costs that accrue from the sale of very large policies. As such, no additional fees or charges are passed along to policyowners in association with this credit.

Policyowner Inquiries

Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the response to Questions 15, 16 and 17 of this Prospectus. Facsimile requests for service will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation with the transaction in question. You must provide Us with the nature of the error, the date of the error, the corresponding telephone reference number (if applicable) and any other relevant details.

Records and Reports

NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks (“Check-o-Matic”), payments forwarded by your employer (“list billing”), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. It is important that your confirmation and quarterly statements be reviewed immediately to ensure that there are no errors. In order to correct an error, you must call it to Our attention within 15 days of the date of the statement. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (see Question 16 of this Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. In addition, no new service requests can be processed until a valid current address is provided.

CHARGES AND DEDUCTIONS

Surrender Charges

Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Account from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Account is less than the

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necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Account.

The maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first Payment Year(s) following the premium payment to which such withdrawal or surrender is attributable is 8% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the seventh Payment Year, after which no charge is made, as shown in the following chart:

Amount of Surrender Charge

Payment Year	Surrender Charge
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8+	0%

In no event will the aggregate surrender charge applied under the policy exceed nine percent (9.0%) of the total Premium Payments.

Exceptions to Surrender Charges

We will not assess a surrender charge:

(a)	for policies issued to policyowners age 75 and under, on amounts you withdraw in any Policy Year that are less than or equal to the greater of (i) 10% of the Accumulation Value as of the last Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year) less any prior surrender charge free withdrawals during the Policy Year; (ii) 10% of the Accumulation Value at the time of withdrawal, less any prior surrender charge free withdrawals during the Policy Year; or (iii) the Accumulation Value less accumulated premium payments.

(b)	for policies issued to policyowners ages 76 to 80, on amounts you withdraw in any Policy Year that are less than or equal to the greater of (i) 50% of the Accumulation Value as of the last Policy Anniversary (50% of the premium payment if the withdrawal is made the first Policy Year); (ii) the Accumulation Value less the accumulated premium payments; or (iii) 50% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year.

(c)	if NYLIAC cancels the policy;

(d)	when We pay proceeds upon the death of the policyowner;

(e)	when you select a Life Income Payment option in any Policy Year after the first Policy Anniversary;

(f)	when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);

(g)	on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider;

(h)	on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code;

and

(i)	when the aggregate surrender charges under a policy exceed 9.0% of the total premium payments.

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Other Charges

(a) Mortality and Expense Risk and Administrative Costs Charge

Prior to the Annuity Commencement Date, We deduct a daily charge from the assets of the Separate Account to compensate Us for certain mortality and expense risks and administrative costs (M&E Charge) We assume under the policies and for providing policy administration services. You may choose to have the M&E Charge assessed based on either the Accumulation Value of the policy or the Adjusted Premium Payments. The M&E Charge is 1.35% (annualized) of the daily average Variable Accumulation Value for Accumulation Value based policies. For premium based policies, the M&E Charge is 1.55% (annualized) of the Adjusted Premium Payments and will be deducted from the Investment Divisions through a reduction in Accumulation Units each policy quarter (excluding premiums allocated to the Fixed Account that are not transferred to the Investment Divisions). Please note, in some jurisdictions, the M&E Charge for policies based on Adjusted Premium Payments cannot be deducted from the DCA Advantage Account. For Accumulation Value based M&E Charge policies, the M&E Charge may vary based on the Accumulation Value of the policy when the M&E Charge is assessed. In most jurisdictions, for Premium based M&E Charge policies, the M&E Charge is assessed based on the Adjusted Premium Payments and will not vary with fluctuations in the policy’s Accumulation Value. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these proceeds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

The amount of Premium based M&E Charges assessed to your policy will be unaffected by fluctuations in market performance. In a rising market, the Premium based M&E Charge structure will benefit the policyowner because the Premium based M&E Charge, when measured as a percentage of separate account assets, will be reduced. In a flat or declining market, the Premium based M&E Charge structure will result in an increase in the charge when measured against separate account assets. The amount of Accumulation Value based M&E Charges assessed to your policy will be affected by fluctuations in market performance. However, the Accumulation Value based M&E Charge structure may be more advantageous in a flat or declining market.

The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy’s Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services. We expect to make a profit from this charge, which We may use for any purpose.

(b) Policy Service Charge

We deduct an annual policy service charge of $30 each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $100,000. We deduct the annual policy service charge from each Allocation Alternative and the DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

(c) Investment Protection Plan Rider Charge (optional)

The Investment Protection Plan Rider is available as an option under the policy. If you select the Investment Protection Plan, We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See “RIDERS—INVESTMENT PROTECTION PLAN RIDER.”) In most jurisdictions, We will deduct the charge from each Allocation Alternative and the DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

If you selected the IPP Rider before February 15, 2010, the maximum annual charge is 1.00% of the amount that is guaranteed. The maximum annual charge for policyowners who select this feature on or after February 15, 2010 is 1.25% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for this Rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you select this feature.

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If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

(d) Investment Protection Plan II Rider Charge (optional)

IPP II is available as an option under the policy. If you select IPP II, We will deduct a charge each policy quarter based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See “RIDERS—Investment Protection Plan II Rider (optional).”) In most jurisdictions, We will deduct the charge from each Allocation Alternative and the DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

The maximum annual charge is 1.50% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for IPP II is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter).

If you reset the amount that is guaranteed, a new charge for IPP II will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider (or any reset) becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

(e) Guaranteed Investment Protection Rider Charge (optional)

GIPR is available as an option under the policy in jurisdictions where GIPR 2.0 has not been approved. If you select GIPR, We will deduct a charge each policy quarter based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See “RIDERS—Guaranteed Investment Protection Rider (optional).”) In most jurisdictions, We will deduct the charge from each Allocation Alternative and the DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

The maximum annual charge is 1.50% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for GIPR is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter).

If you reset the amount that is guaranteed, a new charge for GIPR will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider (or any reset) becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

(f) Guaranteed Investment Protection Rider 2.0 Charge (optional)

GIPR 2.0 is available as an option under the policy at time of application in jurisdictions where approved. If you select GIPR 2.0, We will deduct a charge each policy quarter based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See “RIDERS—Guaranteed Investment Protection Rider (optional).”) In most jurisdictions, We will deduct the charge from each Allocation Alternative and the DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

The maximum annual charge ranges from 1.50% to 2.00% of the amount that is guaranteed, depending on the term you choose. We may set a lower charge at Our sole discretion. The current charge for GIPR 2.0 ranges from 0.30% to 1.10% of the amount that is guaranteed, applied on a quarterly basis (0.075% to 0.275% per quarter), depending on the term you choose.

If you reset the amount that is guaranteed, a new charge for GIPR 2.0 may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated guaranteed maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider (or any reset) becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

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(g) Rider Risk Charge Adjustment (optional)

If you cancel the Investment Protection Plan Rider, the Investment Protection Plan II Rider, the Guaranteed Investment Protection Rider or the Guaranteed Investment Protection Rider 2.0, We will deduct a one-time Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date that VPSC (at one of the addresses listed in Question 15 of this Prospectus) receives your cancellation request. (See “RIDERS—Investment Protection Plan Rider (optional)”, “Investment Protection Plan II Rider (optional)” ,”Guaranteed Investment Protection Rider (optional)” or “Guaranteed Investment Protection Rider 2.0 (optional)” as applicable). In most jurisdictions, We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and the DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

We will not change the adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed, except in the case of the GIPR 2.0 Rider with a 20-year term, which has a 1.00% maximum. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you select this feature.

If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued.

(h) Fund Charges

The value of the assets of the Separate Account will indirectly reflect the Funds’ total fees and expenses. The Funds’ total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund’s prospectus and/or SAI.

(i) Transfer Fees

There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging, Interest Sweep, the DCA Advantage Plan and Automatic Asset Reallocation do not count toward this transfer limit.

(j) Enhanced Beneficiary Benefit Rider Charge (optional)

If you elect the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. In most jurisdictions, this charge will be deducted quarterly from each Allocation Alternative and the DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value.

The maximum annual charge is 1.00% of the policy’s Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy’s Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you elect this rider. This charge will not change once your policy is issued.

(k) Annual Death Benefit Reset (ADBR) Rider Charge (optional)

If you select the ADBR Rider, We will deduct a charge each policy quarter that the Rider is in effect based on the amount that is guaranteed as of the last Reset Anniversary. In most jurisdictions, this charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value of the applicable quarter and will not reduce your Adjusted Premium Payments. This charge will continue to be deducted while the policy remains in-force.

The charge for the ADBR rider is based upon your age when the policy is issued, which will not change. The maximum annual charge is 1.00% of the amount that is reset on the last policy anniversary, or the initial premium payment in the first Policy Year. You should check with your registered representative to determine the percentage We are currently charging. As of the date of this Prospectus, the charges are as follows:

Age of Oldest Owner	Annual Charge
65 or younger	0.30% (.0750% per quarter)
66 to 75 inclusive	0.35% (.0875% per quarter)

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(l) Investment Protection Plan Rider/Annual Death Benefit Reset Rider Package (optional)

If you select the Investment Protection Plan Rider/Annual Death Benefit Reset Rider combination package (“IPP + ADBR”) (in jurisdictions where available), We will deduct reduced ADBR and IPP rider charges each policy quarter that the IPP + ADBR package is in effect. The maximum annual charge for the combination of the ADBR and IPP rider charges is 2.00%. With the IPP + ADBR package, the current ADBR rider charge is 0.25% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. With the IPP + ADBR package, the current IPP rider charge is 0.60% of the amount that is guaranteed under the IPP rider, applied on a quarterly basis. Please note that if the IPP rider is cancelled, the charge for the ADBR rider will revert to the charge that is assessed for that rider, if purchased separately.

(m) Investment Protection Plan II Rider/Annual Death Benefit Reset Rider Package Charge (optional)

If you select the Investment Protection Plan II Rider/Annual Death Benefit Reset Rider combination package (“IPP II + ADBR”) (in jurisdictions where available), We will deduct reduced ADBR and IPP II rider charges each policy quarter that the IPP II + ADBR package is in effect. The maximum annual charge for the combination of the ADBR and IPP II rider charges is 2.00%. With the IPP II + ADBR package, the current ADBR rider charge is 0.25% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. With the IPP II + ADBR package, the current IPP II rider charge is 0.60% of the amount that is guaranteed under the IPP II, applied on a quarterly basis. Please note that if IPP II is cancelled, the charge for the ADBR rider will revert to the charge that is assessed for that rider, if purchased separately.

(n) Guaranteed Investment Protection Rider/Annual Death Benefit Reset Rider Package Charge (optional)

If you select the Guaranteed Investment Protection Rider/Annual Death Benefit Reset Rider combination package (“GIPR + ADBR”) (in jurisdictions where available), We will deduct reduced ADBR and GIPR rider charges each policy quarter that the GIPR + ADBR package is in effect. The maximum annual charge for the combination of the ADBR and GIPR rider charges is 2.00%. With the GIPR + ADBR package, the current ADBR rider charge is 0.25% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. With the GIPR + ADBR package, the current GIPR rider charge is 0.60% of the amount that is guaranteed under the GIPR, applied on a quarterly basis. Please note that if GIPR is cancelled, the charge for the ADBR rider will revert to the charge that is assessed for that rider, if purchased separately.

(o) Guaranteed Investment Protection Rider 2.0/Annual Death Benefit Reset Rider Package Charge (optional)

If you select the Guaranteed Investment Protection Rider 2.0/Annual Death Benefit Reset Rider combination package (“GIPR + ADBR”) (in jurisdictions where available), We will deduct reduced ADBR and GIPR 2.0 rider charges each policy quarter that the GIPR 2.0 + ADBR package is in effect. The maximum annual charge for the combination of the ADBR and GIPR 2.0 rider charges ranges from 2.00% to 2.50%, depending on the GIPR 2.0 term you choose. With the GIPR 2.0+ ADBR package, the current ADBR rider charge is 0.25% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. With the GIPR 2.0+ ADBR package, the current GIPR 2.0 rider charge ranges from 0.25% to 1.05% of the amount that is guaranteed under the GIPR, applied on a quarterly basis, depending on the GIPR 2.0 term you choose. Please note that if GIPR 2.0 is cancelled, the charge for the ADBR rider will revert to the charge that is assessed for that rider, if purchased separately.

Group and Sponsored Arrangements

For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

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We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

Taxes

NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either: (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC’s status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the Separate Account reserves under the policies. (See “FEDERAL TAX MATTERS.”) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

DISTRIBUTIONS UNDER THE POLICY

Surrenders and Withdrawals

You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to VPSC at one of the addresses listed on Question 15 of this Prospectus, or utilize any other method we make available. Fax transmissions are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that VPSC receives the written request, less any outstanding loan balance, surrender charges, taxes that We may deduct, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See “DELAY OF PAYMENTS.”)

Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals (the penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA Plan.) (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”) In addition, taxable surrenders and withdrawals may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(a) Surrenders

We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See “INCOME PAYMENTS.”) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”)

(b) Partial Withdrawals

The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Account in accordance with your request. If you do not specify

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how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Account, We will allocate the partial withdrawal on a pro-rata basis. We will pay any partial withdrawals generally within seven days after we receive all of the necessary documentation and information. Your requested partial withdrawal will be effective on the date we receive your written request. However, if the day we receive your request is not a Business Day or if your request is received after the close of the NYSE, then the requested partial withdrawal will be effective on the next Business Day. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”)

If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Account from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Account, less any surrender charge that may apply to you. If honoring a partial withdrawal request would result in an Accumulation Value of less than $2,000, we reserve the right to terminate your policy, subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

Also note that partial withdrawal requests for amounts greater than $50,000 must be received in a form acceptable by Us and include a notarized confirmation of the owner(s) signature. In addition, partial withdrawal requests made from policies that are less than 90 days old or that effected an address or ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 15 of this Prospectus. Faxed requests are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed partial withdrawal requests or e-mails of imaged, signed requests.

(c) Periodic Partial Withdrawals

You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). To process Periodic Partial Withdrawals, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC must receive a request in writing no later than five Business Days prior to the date the withdrawals are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. You must specify the Allocation Alternatives from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”) If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. You may not make periodic partial withdrawals from the DCA Advantage Plan Account.

You can elect to receive “Interest Only” periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. This option is not available for policies issued in the State of New York. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise.

(d) Hardship Withdrawals

Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be “Hardship Withdrawals.” The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

Required Minimum Distribution Option

For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner’s death.

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Our Right to Cancel

If We do not receive any premium payments for a period of two years, and the Accumulation Value of your policy would provide Income Payments of less than $20 per month on the Annuity Commencement Date, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum. This section is modified as indicated in Appendix 1 of this Prospectus.

Annuity Commencement Date

The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. The earliest possible annuity commencement date is the first Policy Anniversary. If We agree, you may change the Annuity Commencement Date to an earlier date. If We agree, you may also defer the Annuity Commencement Date to a later date, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus.

The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Death Before Annuity Commencement

Unless amended by any rider attached to the policy, if you die prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. The amount will be the greater of:

(a)	the Accumulation Value, less any outstanding loan balance; or

(b)	the Adjusted Death Benefit Premium Payments.

We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

(i)	under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

(ii)	under another Income Payment option We may offer at the time.

Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the policyowner’s death. (See “INCOME PAYMENTS.”)

If your spouse (as defined under Federal law) is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and, (b) The Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”)

If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See “DELAY OF PAYMENTS.”)

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Income Payments

(a) Election of Income Payment Options

On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. (See “ANNUITY PAYMENTS” in the Statement of Additional Information.) We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. You may not request a lump sum payment to be made prior to the maturity date listed on the Policy Data Page of your policy. If the Life Income Payment Option is not chosen, you may change the Income Payment Option or request any other method of payment We agree to at any time before the Annuity Commencement Date. To change the Income Payment Option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment Options.

Effective for amounts received in taxable years beginning after December 31, 2010, a policyholder may elect to apply a portion of the Accumulation Value toward one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. A partial annuitization will reduce the benefits provided under this policy. The Accumulation Value will be reduced by the amount placed under one of the Income Payment options We may offer. Under a partial annuitization, the policy’s Accumulation Value, any riders under the policy and any charges assessed will be treated the same as they would under any other withdrawal from the policy’s Accumulation Value, except that surrender charges will not be assessed. (See “FEDERAL TAX MATTERS.”)

Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

Taxable Income Payments may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(b) Proof of Survivorship

We may require satisfactory proof of survival from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

Delay of Payments

We will pay any amounts due from the Separate Account under the policy within seven days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in Question 15 of this Prospectus.

Situations where payment may be delayed:

1.	We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

(a)	The New York Stock Exchange (NYSE) is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission (SEC); or the SEC declares that an emergency exists;

(b)	The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

(c)	The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

2.	We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Plan Account . When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or the DCA Advantage Plan Account . We will pay interest of at least 3.0% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

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3.	Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or “freeze” a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.

Designation of Beneficiary

You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while you are living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies while you are still living, you will become the new Annuitant under the policy. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner’s estate.

If no Beneficiary for any amount payable, or for a stated share, survives you, the right to this amount or this share will pass to your estate. Payment of the proceeds will be made in a single sum to your estate. If any Beneficiary dies at the same time as you, or within fifteen (15) days after your death, but before we receive proof of death and all claim information, We will pay any amount payable as though the Beneficiary died first.

Restrictions Under Code Section 403(b)(11)

With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or due to a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions. Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.

Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

Loans

Loans are available only if you have purchased an Accumulation Value based M&E Charge policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 (ERISA). Loans are not available for policies issued in the State of New York. To request a TSA loan, you must send a written request on a form acceptable to Us to VPSC. Under your 403(b) policy, you may borrow against your policy’s Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. There must be a minimum Accumulation Value of $5,000 in the policy at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy’s Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding principal balance in the previous 12 months from your policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loan taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph or for determining whether any plan or loan is subject to and/or complies with ERISA.

We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least

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125% of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or the DCA Advantage Plan Account on a pro rata basis so that the Fixed Accumulation Value equals 125% of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% of the outstanding loan balance.

For all loans, of the assets being held in the Fixed Account to secure 125% of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% being held in the Fixed Account to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans, but will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy.

For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first business day of a calendar year or the Moody’s Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first business day of the calendar year. We will assess interest in arrears as part of the periodic loan repayments.

You must repay the loan on a periodic basis not less frequent than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default, We will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Account.

We permit loans to acquire a principal residence under the same terms described above, except that:

(a)	the minimum loan amount is $5,000; and

(b)	repayment of the loan amount may be extended to a maximum of twenty-five years.

We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans. Also note that for Premium Based M&E Charge policies purchased in connection with TSA plans, you may not borrow any portion of your Accumulation Value.

THE FIXED ACCOUNT

The Fixed Account is supported by the assets in NYLIAC’s general account, which includes all of NYLIAC’s assets except those assets specifically allocated to NYLIAC’s separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. The Fixed Account is not available for policies issued in the State of New York.

(a) Interest Crediting

NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy, to amounts allocated or transferred to the Fixed Account under the policies. As of the date of this Prospectus, the guaranteed minimum interest rate is 1%. Please contact your Registered Representative for the current guaranteed minimum interest rate. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account.

Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments, any Breakpoint Credits, and additional amounts (including transfers from other Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made. The Fixed Accumulation Value will never be less than the Fixed Account portion of the Nonforfeiture Value.

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(b) Transfers to Investment Divisions or an Asset Allocation Model

Generally, you may transfer amounts from the Fixed Account (if applicable) to the Investment Divisions or an Asset Allocation Model up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions or an Asset Allocation Model, including Interest Sweep transfers, during any Policy Year while the surrender charge period for the initial premium payment is in effect is 25% of the highest attained Fixed Accumulation Value as of the beginning of each Policy Year. When the surrender charge period is no longer in effect, the maximum amount that you are allowed to transfer from the Fixed Account to the Investment Divisions or an Asset Allocation Model may not exceed 50% of the highest attained Fixed Accumulation Value as of the beginning of each Policy Year, regardless of any new surrender charge periods applicable to additional premium payments. The highest attained Fixed Accumulation Value will decrease by the amount of any withdrawals made from the Fixed Account, and increase by the amount of any additional premium payments made to the Fixed Account. When the Fixed Accumulation Value is zero, all previous Fixed Account values are disregarded, and the next Premium Payment to the Fixed Account will then be considered the highest attained Fixed Accumulation Value until a subsequent anniversary results in a higher balance.

2. The remaining value in the Fixed Account after a transfer from the Fixed Account to the Investment Divisions or an Asset Allocation Model must be at least $25. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $25, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out (FIFO) basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

3. No transfers are allowed into the Fixed Account for Premium based M&E Charge policies.

For Premium based M&E Charge policies, premium payments transferred from the Fixed Account to the Investment Divisions or an Asset Allocation Model are subject to a Mortality and Expense Risk and Administrative Costs Charge.

Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or the DCA Advantage Plan, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

You must make transfer requests in writing in a form acceptable to Us and sent to VPSC at one of the addresses listed in Question 15 of this Prospectus or by telephone in accordance with established procedures or through our Virtual Service Center. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions or an Asset Allocation Model in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

THE DCA ADVANTAGE PLAN ACCOUNT

Like the Fixed Account, the DCA Advantage Plan Account is also supported by the assets in NYLIAC’s general account. The DCA Advantage Plan Account is not registered under the federal securities laws. The information contained in the first paragraph under “THE FIXED ACCOUNT” equally applies to the DCA Advantage Plan Account.

NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to the DCA Advantage Plan Account. We will never declare less than the minimum guaranteed interest rate stated on the Policy Data Page of your policy. Premium payments into the DCA Advantage Plan Account and Breakpoint Credit thereon will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account. The DCA Accumulation Value will never be less than the DCA Advantage Plan Account portion of the Nonforfeiture Value.

The annual effective rate that We declare is credited only to amounts remaining in the DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate. Please note that interest credited under the DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. Excess interest amounts credited to the DCA Advantage Account will be

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recovered by fees and charges associated with the Investment Divisions in later Policy Years. The interest credited in later Policy Years may be less than that for the first Policy Year.

FEDERAL TAX MATTERS

Introduction

The following discussion is general and is not intended as tax advice. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC’s tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

Taxation of Annuities in General

The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner’s Accumulation Value over the policyowner’s investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual’s gross income. For policies issued in connection with qualified plans, the “investment in the contract” can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant’s life and that are paid from TSAs.

Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the “investment in the contract” at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the “investment in the contract” exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS’s view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the “investment in the contract” will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the “investment in the contract” bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death

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occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant’s final tax return.

Effective for amounts received in taxable years beginning after December 31, 2010, a policyowner may elect to apply a portion of the Accumulation Value towards one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. If a policyowner chooses to partially annuitize a policy, the resulting payments will be taxed as fixed Income Payments described above, only if such payments are received for one of the following periods: (1) the annuitant’s life (or the lives of the joint annuitants, if applicable), or (2) a period of 10 years or more. Provided such requirements are met, the “investment in the contract” will be allocated pro rata between each portion of the policy from which amounts are received as an annuity and the portion of the policy from which amounts are not received as an annuity.

In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner’s (or, where the policyowner is not an individual, the Annuitant’s) death, (3) made as a result of the policyowner’s disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual’s gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

3.8 Percent Tax on Certain Investment Income

Beginning in 2013, in general, a tax of 3.8 percent will apply to net investment income (“NII”) received by an individual taxpayer to the extent his or her modified adjusted gross income (“MAGI”) exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes (i) gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA or Section 403(b) plan) and (ii) net gain attributable to the disposition of property. Such NII (as well as gross income from tax qualified plans) will also increase a taxpayer’s MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. In 2012 the IRS and the Treasury Department issued guidance regarding this new tax in the form of proposed regulations. However, these regulations have not been finalized. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received in connection with the surrender of this policy, distributions or withdrawals from this policy or the exercise of other rights and features under this annuity contract.

Partial Section 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract or a long-term care insurance policy. The IRS has issued guidance which provides that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a tax-free exchange, provided that no amounts (other than annuity payments made for life or for a term of at least 10 years) are distributed from either contract involved in the exchange for 180 days following the date of the transfer. If a taxpayer takes a distribution during this 180-day waiting period, the IRS guidance provides that the IRS will apply general tax principles to determine the tax treatment of the transfer and/or the distribution (e.g., in appropriate circumstances, as taxable “boot” or as a taxable distribution, effectively negating the tax-free exchange).

This IRS guidance, however, does not address the tax treatment of a partial exchange of an annuity contract for a long-term care insurance policy. Although we believe that taking a distribution or withdrawal from the Contract described in this prospectus within 180 days of a partial exchange of such Contract for a long-term care insurance policy should not cause such prior partial exchange to be treated as taxable, there can be no assurance that the IRS will not expand the

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180-day rule described above to partial exchanges of an annuity contract for a long-term care insurance policy, or that the IRS will not provide other guidance with respect to such partial exchanges. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Qualified Policies

Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

(a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

Important Information Regarding Final Code Section 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a “90-24 transfer”). Under this guidance, transfers and exchanges (both referred to below as “transfers”) are available only to the extent permitted under the employer’s written Code section 403(b) plan.

Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer’s Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a “failed” transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer’s Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer’s written Code section 403(b) plan no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.

You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

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(b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA”, including an employer-sponsored Simplified Employee Pension or “SEP”. Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

(c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a “Roth Individual Retirement Annuity” or “Roth IRA.” Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Individuals generally may convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA provided applicable requirements are met. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

(d) Inherited IRAs. This policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner’s spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s or eligible retirement plan participants’ death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

(e) SIMPLE IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a Simple IRA a percentage of compensation up to $12,000 for 2013 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to $2,500 for 2013 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.

The Qualified Policies are subject to the required minimum distribution (“RMD”) rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service (“IRS”). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits,

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there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. Your should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

Taxation of Death Benefits

The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

The policies are sold by registered representatives of NYLIFE Securities, LLC (“NYLIFE Securities”), a broker- dealer that is an affiliate of NYLIFE Distributors. Your registered representative is also a licensed insurance agent with New York Life. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells, on sales production goals, and on the specific payment arrangements of the relevant broker-dealer. Differing compensation arrangements have the potential to influence the recommendation made by your registered representative or broker-dealer.

The maximum commission paid to broker-dealers who have entered into dealer arrangements with NYLIFE Distributors is typically 6.25% of all premiums received.

The total commissions paid for New York Life Premier Variable Annuity policies during the fiscal years ended December 31, 2012, 2011 and 2010 were $22,096,095, $22,214,486, and $17,576,880 respectively.

New York Life also has other compensation programs where registered representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities registered representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents.

NYLIFE Securities registered representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by New York Life depends on the sale of products manufactured and issued by New York Life or its affiliates.

VOTING RIGHTS

The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC’s present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value

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attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written or electronic communication prior to such meeting in accordance with procedures established by the relevant Fund.

If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

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TABLE OF CONTENTS FOR THE

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

How to obtain a New York Life Premier Variable Annuity Statement of Additional Information.

The New York Life Premier Variable Annuity Statement of Additional Information is posted on Our website, www.newyorklife.com. For a paper copy of the Statement of Additional Information, call (800) 598-2019 or send this request form to:

NYLIAC Variable Products Service Center

Madison Square Station

P.O. Box 922

New York, NY 10159

Please send me a New York Life Premier Variable Annuity Statement of Additional Information dated May 1, 2014

Name

Address

City                                                                                               State                                                                      Zip

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APPENDIX 1

Prospectus Dated May 1, 2014

NYLIAC offers an individual single premium version of the New York Life Premier Variable Annuity policy in Mississippi and Washington. This Appendix modifies the May 1, 2014 Prospectus for the policies to describe the single premium version of the policies.

All capitalized terms have the same meaning as those in the Prospectus.

The principal differences between the single premium version and the flexible premium version of the policies is that under the single premium policies you can make only one premium payment.

Accordingly, for single premium policies, the prospectus is amended in the following respects:

I. SINGLE PREMIUM ONLY

When reading this Appendix together with the Prospectus, keep in mind that only one premium payment is permitted under the single premium policies and only one Breakpoint Credit (if applicable) will be applied to such premium payment. Exceptions to this rule apply only in cases where part of your purchase payment is funded from another source, such as 1035 exchange, rollover, or transfer from an institution. In such cases, We may receive parts of your purchase payment on different business days.

Accordingly, except in the circumstances described above, all references throughout the prospectus to premium payments in the plural (and any Breakpoint Credit(s) thereon) should be read to mean the singular. Further, references to allocations of premium payments (and any Breakpoint Credit(s) thereon) should be read to mean an allocation of the premium or any portion thereof (and any Breakpoint Credit(s) thereon). Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy.

Replace all references to “Payment Year” throughout the Prospectus with “Policy Year,” and delete the definition of “Payment Year.”

II. MAINTENANCE OF POLICY VALUE

Replace the paragraph under question “7.” and under “DISTRIBUTIONS UNDER THE POLICY—OUR RIGHT TO CANCEL” with the following:

If a partial withdrawal, together with any surrender charges, would reduce the Accumulation Value of your policy such that it would provide for Income Payments of less than $20 per month on the Annuity Commencement Date, We reserve the right to terminate your policy. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

Replace the heading of question “7.” with: “7. MAY WE TERMINATE YOUR POLICY?”

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Appendix 2 –

Investment Division Restrictions and Asset Allocation Models available with GIPR and GIPR 2.0

Asset Allocation Categories:

Category A: Fixed Income
Minimum Allocation	30%
Maximum Allocation	100%

Category A Funds

MainStay VP Cash Management		MainStay VP High Yield Corp Bond
MainStay VP Bond		MainStay VP PIMCO Real Return
MainStay VP Government		BlackRock® High Yield V.I. Fund
MainStay VP Unconstrained Bond		PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
MainStay VP Floating Rate		PIMCO VIT Total Return

Category B: Fixed Income and Equity
Minimum Allocation	0%
Maximum Allocation	70%

Category B Funds

MainStay VP Conservative Allocation		MainStay VP Common Stock
MainStay VP Janus Balanced		MainStay VP S&P 500 Index
BlackRock® Global Allocation V.I.		MainStay VP ICAP Select Equity
MainStay VP Moderate Allocation		MFS® Research Series
MainStay VP Income Builder		MainStay Large Cap Growth
MainStay VP Balanced		MainStay VP Growth Allocation
MainStay VP Moderate Growth Allocation		Victory VIF Diversified Stock
MainStay VP Convertible		Fidelity® VIP Contrafund
MFS® Investors Trust Series		Fidelity® VIP Growth Opportunities
MainStay VP MFS® Utilities		MainStay VP T. Rowe Price Equity Income
MainStay VP Cornerstone Growth		MainStay VP Marketfield

Category C: Equity
Minimum Allocation	0%
Maximum Allocation	10%

Category C Funds

American Funds IS New World		Neuberger Berman AMT Mid-Cap Growth
Fidelity® VIP Mid Cap		MainStay VP International Equity
MainStay VP U.S. Small Cap		MainStay VP DFA/DuPont Capital Emerging Markets Equity
Dreyfus IP Technology Growth		MainStay VP Van Eck Global Hard Assets
MainStay VP Eagle Small Cap Growth		Royce Micro-Cap
Janus Aspen Global Research		UIF U.S. Real Estate
Fidelity® VIP Equity-Income		Invesco V.I. American Value
MainStay VP Mid Cap Core		Invesco V.I. International Growth
Columbia VP Small Cap Value

2014 Asset Allocation Models (available for allocation on or after May 1, 2014, subject to regulatory

A-2

approval)

Moderately Aggressive

35% MainStay VP Growth Allocation

12% Fidelity® VIP Contrafund

10% MainStay VP High Yield Corporate Bond

10% MainStay VP Unconstrained Bond

  8% MainStay VP Marketfield

  5% MFS® Investors Trust Series

  5% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

  5% PIMCO VIT Total Return

  4% Invesco V.I. International Growth Fund

  3% American Funds IS New World Fund

  3% Neuberger Berman AMT Mid-Cap Growth Portfolio

Moderate

35% MainStay VP Moderate Growth Allocation

15% MainStay VP Unconstrained Bond

10% Fidelity® VIP Contrafund

10% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

10% PIMCO VIT Total Return

  8% MainStay VP High Yield Corporate Bond

  5% MainStay VP Marketfield

  3% Invesco V.I. International Growth Fund

  2% American Funds IS New World Fund

  2% Neuberger Berman AMT Mid-Cap Growth Portfolio

Moderately Conservative

35% MainStay VP Moderate Allocation

20% MainStay VP Unconstrained Bond

15% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

15% PIMCO VIT Total Return

  6% MainStay VP High Yield Corporate Bond

  3% MainStay VP Marketfield

  2% Fidelity® VIP Contrafund

  2% Invesco V.I. International Growth Fund

  1% American Funds IS New World Fund

  1% Neuberger Berman AMT Mid-Cap Growth Portfolio

Conservative

30% MainStay VP Unconstrained Bond

25% MainStay VP Conservative Allocation

20% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

20% PIMCO VIT Total Return

  5% MainStay VP High Yield Corporate Bond

2013 Asset Allocation Models (available for allocation prior to May 1, 2014 or in states that have not yet approved the 2014 Asset Allocation Models)

Appreciation

35% MainStay VP Growth Allocation

20% MainStay VP Marketfield

20% MainStay VP Unconstrained Bond

10% MainStay VP Floating Rate

  5% Fidelity® VIP Contrafund

  5% MainStay VP International Equity

  5% MSVP DFA/DuPont Emerging Markets Equity

Balanced

35% MainStay VP Moderate Growth Allocation

25% MainStay VP Unconstrained Bond

15% Fidelity® VIP Contrafund

10% MainStay VP Marketfield

  5% MainStay VP Floating Rate

  5% MainStay VP International Equity

  5% BlackRock® Global Allocation V.I.

Protection

30% MainStay VP Moderate Growth Allocation

25% MainStay VP Unconstrained Bond

20% BlackRock® Global Allocation V.I.

10% MainStay VP Bond

  5% MainStay VP Floating Rate

  5% MainStay VP PIMCO Real Return

  5% MainStay VP Marketfield

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PROSPECTUS DATED May 1, 2014

for

New York Life Premier Plus Variable Annuity

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A Delaware Corporation)

51 Madison Avenue, Room 251,

New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-III

NYLIAC Variable Annuity Separate Account-IV

This Prospectus describes the individual flexible premium New York Life Premier Plus Variable Annuity policies issued by New York Life Insurance and Annuity Corporation (NYLIAC). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer no additional tax benefit when used with plans that qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner dies before Income Payments have commenced.

NYLIAC will apply a Premium Credit to your premium payments. (See “PREMIUM CREDIT.”) Fees and charges for a policy with a Premium Credit may be higher than those for other policies and, over time, the amount of the Premium Credit may be more than offset by those higher charges.

NYLIAC offers an individual single premium version of the policies in some states. Appendix 1 of this Prospectus modifies the May 1, 2014 Prospectus for the policies to describe the single premium version of the policies. The principal difference between the single premium version and the flexible premium version of the policies is that under the single premium policies you can only make one premium payment.

You can choose to have the Mortality and Expense Risk and Administrative Costs Charge (M&E Charge) associated with your policy assessed based on either the Accumulation Value of the policy (which invests in Separate Account III) or the Adjusted Premium Payments (which invests in Separate Account IV). The M&E Charge assessed to your policy will be based on the option that you choose. You must choose your M&E Charge option prior to the issuance of the policy. Once the M&E Charge option is chosen it cannot be changed.

For Accumulation Value based M&E Charge policies, the M&E Charge is assessed based on the Accumulation Value of the policy and will vary with fluctuations in the policy’s Accumulation Value. For Premium based M&E Charge policies, the M&E Charge is assessed based on the Adjusted Premium Payments and will not vary with fluctuations in the policy’s Accumulation Value. Please see “TABLE OF FEES AND EXPENSES—Periodic Charges Other Than Fund Company Charges” for more information.

Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account, Our Dollar Cost Averaging programs, and the Investment Divisions listed below. You may also allocate your premium payments to one of the available Asset Allocation Models. The Investment Divisions and Asset Allocation Models listed below are available regardless of the M&E Charge structure that you choose.

•      MainStay VP Balanced — Service Class

•      MainStay VP Bond — Service Class

•      MainStay VP Cash Management

•      MainStay VP Common Stock — Service Class

•      MainStay VP Conservative Allocation — Service Class

•      MainStay VP Convertible — Service Class

•      MainStay VP Cornerstone Growth — Service Class

•      MainStay VP DFA/DuPont Capital Emerging Markets Equity — Service Class

•      MainStay VP Eagle Small Cap Growth

•      MainStay VP Floating Rate — Service Class

•      MainStay VP Government — Service Class

•      MainStay VP Growth Allocation — Service Class

•      MainStay VP High Yield Corporate Bond — Service Class

•      MainStay VP ICAP Select Equity — Service Class

•      MainStay VP Income Builder — Service Class

•      MainStay VP International Equity — Service Class

•      MainStay VP Janus Balanced

•      MainStay VP S&P 500 Index — Service Class

•      MainStay VP T. Rowe Price Equity Income — Service Class

•      MainStay VP Unconstrained Bond — Service Class

•      MainStay VP U.S. Small Cap — Service Class

•      MainStay VP Van Eck Global Hard Assets — Initial Class

•      American Funds IS New World – Class 4

•      BlackRock® Global Allocation V.I. Fund — Class III Shares

•      BlackRock® High Yield V. I. Fund – Class III Shares

•      Columbia Variable Portfolio — Small Cap Value Fund — Class 2

•      Dreyfus IP Technology Growth — Service Shares

•      Fidelity® VIP Contrafund® — Service Class 2

•      Fidelity® VIP Equity-Income — Service Class 2

•      Fidelity® VIP Growth Opportunities — Service Class 2

•      Fidelity® VIP Mid Cap — Service Class 2

•      Invesco V.I. American Value Fund – Series II

•      Invesco V.I. International Growth Fund – Series II

•      Janus Aspen Global Research Portfolio — Service Shares

•      MainStay VP Large Cap Growth — Service Class

•      MainStay VP Marketfield – Service Class

•      MainStay VP MFS® Utilities — Service Class

•      MainStay VP Mid Cap Core — Service Class

•      MainStay VP Moderate Allocation — Service Class

•      MainStay VP Moderate Growth Allocation — Service Class

•      MainStay VP PIMCO Real Return — Service Class

•      MFS® Investors Trust Series — Service Class

•      MFS® Research Series — Service Class

•      Neuberger Berman AMT Mid-Cap Growth Portfolio — Class S

•      PIMCO VIT Total Return Portfolio – Advisor Class

•      PIMCO VIT Foreign Bond Portfolio (U. S. Dollar Hedged)- Advisor Class

•      Royce Micro-Cap Portfolio — Investment Class

•      UIF U.S. Real Estate Portfolio – Class II

•      Victory VIF Diversified Stock — Class A Shares

Please note that if you have selected the Guaranteed Investment Protection Rider or the Guaranteed Investment Protection Rider 2.0, there are restrictions with regard to your ability to allocate your Premium Payments (as defined in this Prospectus) to the Investment Divisions or Asset Allocation Models. Please see “THE POLICIES—Riders— Guaranteed Investment Protection Rider (optional) and Guaranteed Investment Protection Rider 2.0 (optional)” for more information.

2014 Asset Allocation Models (available for allocation on or after May 1, 2014)*

Aggressive	Moderately Aggressive

35% MainStay VP Growth Allocation

15% Fidelity® VIP Contrafund

10% MainStay VP Marketfield

10% MainStay VP Unconstrained Bond

10% MFS® Investors Trust Series

7% American Funds IS New World Fund

7% Neuberger Berman AMT Mid-Cap Growth Portfolio

6% Invesco V.I. International Growth Fund

35% MainStay VP Growth Allocation

12% Fidelity® VIP Contrafund

10% MainStay VP High Yield Corporate Bond

10% MainStay VP Unconstrained Bond

8% MainStay VP Marketfield

5% MFS® Investors Trust Series

5% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

5% PIMCO VIT Total Return

4% Invesco V.I. International Growth Fund

3% American Funds IS New World Fund

3% Neuberger Berman AMT Mid-Cap Growth Portfolio

Moderate	Moderately Conservative

35% MainStay VP Moderate Growth Allocation

15% MainStay VP Unconstrained Bond

10% Fidelity® VIP Contrafund

10% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

10% PIMCO VIT Total Return

8% MainStay VP High Yield Corporate Bond

5% MainStay VP Marketfield

3% Invesco V.I. International Growth Fund

2% American Funds IS New World Fund

2% Neuberger Berman AMT Mid-Cap Growth Portfolio

35% MainStay VP Moderate Allocation

20% MainStay VP Unconstrained Bond

15% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

15% PIMCO VIT Total Return

6% MainStay VP High Yield Corporate Bond

3% MainStay VP Marketfield

2% Fidelity® VIP Contrafund

2% Invesco V.I. International Growth Fund

1% American Funds IS New World Fund

1% Neuberger Berman AMT Mid-Cap Growth Portfolio

Conservative
30% MainStay VP Unconstrained Bond 25% MainStay VP Conservative Allocation 20% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) 20% PIMCO VIT Total Return 5% MainStay VP High Yield Corporate Bond

*	Subject to regulatory approval

2013 Asset Allocation Models* Appreciation	Balanced

35% MainStay VP Growth Allocation

20% MainStay VP Marketfield

20% MainStay VP Unconstrained Bond

10% MainStay VP Floating Rate

5% Fidelity® VIP Contrafund

5% MainStay VP International Equity

5% MainStay VP DFA/DuPont Emerging Markets Equity

35% MainStay VP Moderate Growth Allocation

25% MainStay VP Unconstrained Bond

15% Fidelity® VIP Contrafund

10% MainStay VP Marketfield

5% MainStay VP Floating Rate

5% MainStay VP International Equity

5% BlackRock® Global Allocation V.I. Fund

Protection

30% MainStay VP Moderate Growth Allocation

25% MainStay VP Unconstrained Bond

20% BlackRock® Global Allocation V.I. Fund

10% MainStay VP Bond

5% MainStay VP Floating Rate

5% MainStay VP PIMCO Real Return

5% MainStay VP Marketfield

*	The 2013 Asset Allocation Models are not available for new allocations after May 1, 2014 in jurisdictions that have approved the 2014 Asset Allocation Models.

Please be advised that you should select an Asset Allocation Model based on several factors including, but not limited to your risk tolerance, time horizon and investment objectives. The Conservative Asset Allocation Model may be appropriate for policyowners whose investment objective is income with capital preservation. The Moderately Conservative Asset Allocation Model may be appropriate for policyowners whose investment objective is income with moderate growth. The Moderate Asset Allocation Model may be appropriate for policyowners whose investment objective is growth with income. The Moderately Aggressive Asset Allocation Model may be appropriate for policyowners whose investment objective is growth. The Aggressive Asset Allocation Model may be appropriate for policyowners whose investment objective is aggressive growth.

The Fixed Account is not available for policies issued in the State of New York.

We do not guarantee the investment performance of the Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless it is accompanied by the current prospectuses for the MainStay VP Funds Trust, the American Funds Insurance Series, the BlackRock® Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the Janus Aspen Series, the MFS® Variable Insurance Trust, the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (the “Funds,” and each individually, a “Fund”). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 598-2019, or your registered representative if you do not have the accompanying book of underlying fund prospectuses.

To learn more about the policies, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2014. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address noted above. The SEC maintains a website (http://www.sec.gov) that contains the SAI and other information that is filed electronically with the SEC.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

The policies involve risks, including potential loss of principal invested. The policies are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the FDIC, the Federal Reserve Board, or any other agency.

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This Prospectus is not considered an offering in any state where the sale of this policy cannot lawfully be made. We do not authorize any information or representations regarding the offering other than as described in this Prospectus or in any accompanying supplement to this Prospectus or in any authorized supplemental sales material.

DEFINITIONS

Accumulation Unit—An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

Accumulation Value—The sum of the Variable Accumulation Value, the Fixed Accumulation Value (if applicable), and the DCA Advantage Accumulation Value of a policy.

Adjusted Death Benefit Premium Payments—The total dollar amount of premium payments made under this Policy reduced by any Adjusted Death Benefit Premium Payment Proportional Withdrawals.

Adjusted Death Benefit Premium Payment Proportional Withdrawal—An amount equal to the amount withdrawn from this Policy (including any amount withdrawn that may include surrender charges), divided by this Policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Death Benefit Premium Payments immediately preceding the withdrawal.

Adjusted Premium Payment—The total dollar amount of premium payments made under the policy and allocated to the Investment Divisions and DCA Advantage Account reduced by any withdrawals and applicable surrender charges in excess of any gain in the policy.

Allocation Alternatives—The Investment Divisions of the Separate Account, any Asset Allocation Model and the Fixed Account.

Annuitant—The person named on the Policy Data Page and whose life determines the Income Payments.

Annuity Commencement Date—The date on which We are to make the first Income Payment under the policy.

Asset Allocation Category(ies)—A group of Investment Divisions of the Separate Account categorized based on investment risk determined by NYLIAC.

Asset Allocation Model—A model portfolio comprised of Investment Divisions of the Separate Account. The model portfolio is designed by New York Life Investment Management and based primarily on investment risk.

Beneficiary—The person or entity having the right to receive the death benefit proceeds set forth in the policy and who is the “designated beneficiary” for purposes of Section 72 of the Code (as defined below).

Business Day—Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.

Code—The Internal Revenue Code of 1986, as amended.

Consideration—A premium payment, or a portion thereof and/or, if allowable, a transfer amount from an Investment Division to the Fixed Account.

Dollar Cost Averaging (DCA) Advantage Plan Account—The 6-month DCA account used specifically for the DCA Advantage Plan.

Dollar Cost Averaging (DCA) Advantage Plan—A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Account.

Dollar Cost Averaging (DCA) Accumulation Value—The sum of premium payments and any Premium Credits and/or Breakpoint Credits allocated to the DCA Advantage Plan Account, plus interest credited on those premium payments and any Premium Credits and/or Breakpoint Credits, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC’s general account. These assets are subject to the claims of Our general creditors. The DCA Accumulation Value will never be less than the DCA Advantage Plan Account portion of the Nonforfeiture Value.

Eligible Portfolios (Portfolios)—The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

Fixed Account—An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC’s general account, which are subject to the claims of Our general creditors.

Fixed Accumulation Value—The sum of premium payments and any Premium Credits and Breakpoint Credits and, if allowable, transfers allocated to the Fixed Account, plus interest credited on those premium payments and any Premium Credits and Breakpoint Credits and, if allowable, transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account. The Fixed Accumulation Value will never be less than the Fixed Account portion of the Nonforfeiture Value.

Income Payments—Periodic payments NYLIAC makes after the Annuity Commencement Date.

Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

Non-Qualified Policies—Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

Nonforfeiture Rate—The rate used to calculate the Fixed Account and DCA Advantage Plan Nonforfeiture Values. This rate, as shown on the Policy Data Page, is equal to the lesser of: a) 3.00%, and b) a rate that is not less than 1.00% and determined by using the six-month average of the five-year Constant Maturity Treasury Rate reported by the Federal Reserve for December through May (for period beginning July 1) and June through November (for period beginning January 1), rounded to the nearest .05%, minus 1.25%.

Nonforfeiture Value—The Nonforfeiture Value is equal to 87.50% of the Consideration(s) allocated to the Fixed Account and/or to the DCA Advantage Plan accumulated at the Nonforfeiture Rate since the Payment Date or transfer date, minus any amounts withdrawn or transferred from the Fixed Account and/or the DCA Advantage Account, with the remaining amount accumulated at the Nonforfeiture Rate since the date of withdrawal or transfer.

NYLIAC, We, Our or Us—New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the addresses listed in Question 16 of the section of the Prospectus entitled, “Questions and Answers About New York Life Premier Plus Variable Annuity.”

Payment Date—The Business Day on which We receive a premium payment at the address specified in this Prospectus to receive such payment.

Payment Year(s)—With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.

Policy Data Page—Page 2 of the policy which contains the policy specifications.

Policy Date—The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

Premium Credit—An additional credit We will apply to your Accumulation Value at the time of your premium payments. The Premium Credit is calculated as a percentage of (each) premium payment(s) and will never be less than the guaranteed minimum premium credit rate displayed on the Policy Data Page (the “Premium Credit Rate”). The Premium Credit Rate applicable to a premium payment varies, depending on the total amount of premium payments received under the policy. The Premium Credit Rate schedule as of the date of this prospectus is described in the section entitled “Premium Credit.” With notice to you, in Our sole discretion, We may change both the Premium Credit Rates and the total premium payment ranges applicable to future premium payments under this policy.

Qualified Policies—Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

Reset Value—Please see “Riders-Annual Death Benefit Reset Rider (optional)”.

Separate Account—NYLIAC Variable Annuity Separate Account-III or NYLIAC Variable Annuity Separate Account-IV, each a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Eligible Portfolios.

Variable Accumulation Value—The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

Policyowner Transaction Expenses

	Accumulation Value Based M&E Charge Policies	Premium Based M&E Charge Policies
Current and guaranteed maximum Surrender Charge as a percentage of the amount withdrawn[1]	8.00%	8.00%
Current and guaranteed maximum Transfer Fee for each transfer over 12 in a Policy Year (currently no charge for the first 12 transfers in a Policy Year).	$30	$30

[1]

In Payment Years 3 and beyond, the percentage applied to calculate the maximum Surrender Charge is reduced as follows: 7% during Payment Year 3; 6% during Payment Year 4; 5% during Payment Year 5; 4% during Payment Year 6; 3% during Payment Year 7; 2% during Payment Year 8; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

Periodic Charges Other Than Fund Company Charges

	Accumulation Value Based M&E Charge Policies	Premium Based M&E Charge Policies
Annual Policy Service Charge (for policies with less than $100,000 Accumulation Value)	$30	$30
Current and guaranteed maximum Mortality and Expense Risk and Administrative Costs Charge (calculated either as an annualized percentage of the daily average Variable Accumulation Value or the Adjusted Premium Payments, includes mortality and expense risk and administrative fees).	1.65%	1.75%

Optional Rider Charges

Accumulation Value and Premium Based M&E Charge Policies
Guaranteed maximum Investment Protection Plan Rider Charge for policyowners that selected the rider before February 15, 2010 (calculated as an annualized percentage of the amount that is guaranteed under the Investment Protection Plan Rider, deducted on a quarterly basis).	1.00%
Guaranteed maximum Investment Protection Plan Rider Charge for policyowners that select the rider on or after February 15, 2010 (calculated as annualized percentage of the amount that is guaranteed under the Investment Protection Plan Rider, deducted on a quarterly basis).	1.25%
Current Investment Protection Plan Rider Charge	0.65%
Guaranteed maximum Investment Protection Plan II Rider Charge (calculated as an annualized percentage of the amount that is guaranteed under the Investment Protection Plan II Rider, deducted on a quarterly basis).	1.50%
Current Investment Protection Plan II Rider Charge	0.65%
Guaranteed maximum Guaranteed Investment Protection Rider Charge (calculated as an annualized percentage of the amount that is guaranteed under the Guaranteed Investment Protection Rider, deducted on a quarterly basis).	1.50%
Current Guaranteed Investment Protection Rider Charge	0.65%

Guaranteed maximum Guaranteed Investment Protection Rider 2.0 Charge (calculated as an annualized percentage of the amount that is guaranteed under the Guaranteed Investment Protection Rider, deducted on a quarterly basis).

12 Year Rider Term	1.50%
13 Year Rider Term	1.50%
14 Year Rider Term	1.50%
15 Year Rider Term	1.50%
20 Year Rider Term	1.50%
Current Guaranteed Investment Protection Rider 2.0 Charge
12 Year Rider Term	0.65%
13 Year Rider Term	0.50%
14 Year Rider Term	0.40%
15 Year Rider Term	0.30%
20 Year Rider Term	0.50%
Current and Guaranteed maximum Rider Risk Charge Adjustment (one-time charge for cancellation of either the Investment Protection Plan Rider, the Investment Protection Plan II Rider, or the Guaranteed Investment Protection Rider; calculated as a percentage of the amount that is guaranteed under either the Investment Protection Plan Rider, the Investment Protection Plan II Rider or the Guaranteed Investment Protection Rider).	2.00%

Current and Guaranteed maximum Rider Risk Charge Adjustment for GIPR 2.0 (one-time charge for cancellation of the Guaranteed Investment Protection Rider 2.0; calculated as a percentage of the amount that is guaranteed under the Guaranteed Investment Protection Rider 2.0):

12 Year Rider Term	2.00%
13 Year Rider Term	2.00%
14 Year Rider Term	2.00%
15 Year Rider Term	2.00%
20 Year Rider Term	1.00%

Guaranteed maximum Annual Death Benefit Reset Rider Charge (calculated as an annualized percentage of the Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis; for a detailed explanation of the term “Reset Value,” see “THE POLICIES-Riders-Annual Death Benefit Reset Rider”).	1.00%
Current Annual Death Benefit Rider Charge if the oldest Owner is age 65 or younger	0.30%
Current Annual Death Benefit Rider Charge if the oldest Owner is age 66 to 75 inclusive	0.35%
Guaranteed maximum Investment Protection Plan Rider/Annual Death Benefit Reset Rider Package (IPP + ADBR) Charge (calculated as the sum of (1) the Investment Protection Plan Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Investment Protection Plan Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the Reset Value as of the last Policy anniversary (or as of the Policy Date if within the first Policy Year)).	2.00%
Current Investment Protection Plan Rider Charge with IPP + ADBR	0.60%
Current Annual Death Benefit Reset Rider Charge with IPP + ADBR	0.25%
Guaranteed maximum Investment Protection Plan II Rider/Annual Death Benefit Reset Rider Package (IPP II + ADBR) Charge (calculated as the sum of (1) the Investment Protection Plan II Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Investment Protection Plan II Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the Reset Value as of the last Policy anniversary (or as of the Policy Date if within the first Policy Year)).	2.00%
Current Investment Protection Plan II Rider Charge with IPP II + ADBR	0.60%
Current Annual Death Benefit Reset Rider Charge with IPP II + ADBR	0.25%
Guaranteed maximum Guaranteed Investment Protection Rider/Annual Death Benefit Reset Rider Package (GIPR + ADBR) Charge (calculated as the sum of (1) the Guaranteed Investment Protection Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Guaranteed Investment Protection Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the Reset Value as of the last Policy anniversary (or as of the Policy Date if within the first Policy Year)).	2.00%
Current Guaranteed Investment Protection Rider Charge with GIPR + ADBR	0.60%
Current Annual Death Benefit Reset Rider Charge with GIPR + ADBR	0.25%

Guaranteed maximum Guaranteed Investment Protection Rider 2.0 /Annual Death Benefit Reset Rider Package (GIPR 2.0 + ADBR) Charge (calculated as the sum of (1) the Guaranteed Investment Protection Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Guaranteed Investment Protection Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the Reset Value as of the last Policy anniversary (or as of the Policy Date if within the first Policy Year)).

12 Year Term	2.00%
13 Year Term	2.00%
14 Year Term	2.00%
15 Year Term	2.00%
20 Year Term	2.00%
Current Guaranteed Investment Protection Rider 2.0 Charge with GIPR 2.0 + ADBR
12 Year Term	0.60%
13 Year Term	0.45%
14 Year Term	0.35%
15 Year Term	0.25%
20 Year Term	0.45%
Current Annual Death Benefit Reset Rider Charge with GIPR 2.0 + ADBR
All Terms	0.25%

Guaranteed maximum Enhanced Beneficiary Benefit Rider Charge (calculated as an annualized percentage of the policy’s Accumulation Value, deducted on a quarterly basis).	1.00%
Current Enhanced Beneficiary Benefit Rider Charge	0.30%

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses(#)

	Minimum	Maximum
Expenses that are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other expenses as of 12/31/2012.	0.47%	2.65%

(#)	Shown as a percentage of average net assets for the fiscal year ended 12/31/2012. The Fund or its agents provided the fees and charges that are based on 2012 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

Annual Portfolio Company Operating Expenses(#)

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Underlying Portfolio Fees and Expenses	Total Fund Annual Expense
MainStay VP Conservative Allocation — Service Class	0.00%	0.25%	0.03%	0.85%	1.13%
MainStay VP Growth Allocation — Service Class	0.00%	0.25%	0.04%	1.14%	1.43%
MainStay VP Moderate Allocation — Service Class	0.00%	0.25%	0.03%	0.98%	1.26%
MainStay VP Moderate Growth Allocation — Service Class	0.00%	0.25%	0.03%	1.06%	1.34%

Please refer to the applicable fund prospectus for additional information.
#	Shown as a percentage of average net assets for the fiscal year ended 12/31/2012, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2012 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.
§	Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees designated as “12b-1 fees” may reflect “Service Fees.”

Fund	Management Fees(¶)		Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)
MainStay VP Balanced — Service Class	0.70%		0.25%	0.09%	1.04%
MainStay VP Bond — Service Class	0.49%		0.25%	0.04%	0.78%
MainStay VP Cash Management	0.44%		0.00%	0.03%	0.47%
MainStay VP Common Stock — Service Class	0.55%		0.25%	0.04%	0.84%
MainStay VP Convertible — Service Class	0.60%		0.25%	0.04%	0.89%
MainStay VP Cornerstone Growth — Service Class	0.70%		0.25%	0.04%	0.99%
MainStay VP DFA/DuPont Capital Emerging Markets Equity – Service Class	1.20	%(a)	0.25%	0.23%	1.68	%(b)
MainStay VP Eagle Small Cap Growth –Initial Class*	0.81	%(c)	0.00%	0.05%	0.86	%(b)
MainStay VP Eagle Small Cap Growth — Service Class	0.81	%(c)	0.25%	0.05%	1.11	%(b)
MainStay VP Floating Rate — Service Class	0.60%		0.25%	0.05%	0.90%
MainStay VP Government — Service Class	0.50%		0.25%	0.04%	0.79%
MainStay VP High Yield Corporate Bond — Service Class	0.56%		0.25%	0.03%	0.84%
MainStay VP ICAP Select Equity — Service Class	0.76%		0.25%	0.03%	1.04%
MainStay VP Income Builder — Service Class	0.57%		0.25%	0.07%	0.89%
MainStay VP International Equity — Service Class	0.89%		0.25%	0.06%	1.20%

Fund	Management Fees(¶)		Distribution (12b-1) Fees(§)		Other Expenses	Total Fund Annual Expense(#)
MainStay VP Janus Balanced – Service Class	0.55	%(d)	0.25%		0.04%	0.84	%(b)
MainStay VP Janus Balanced – Initial Class*	0.55	%(d)	0.00%		0.04%	0.59	%(b)
MainStay VP Large Cap Growth — Service Class	0.74%		0.25%		0.04%	1.03%
MainStay VP Marketfield – Service Class	1.40%		0.25%		1.00%	2.65	%(e)
MainStay VP MFS® Utilities — Service Class	0.73	%(f)	0.25%		0.07%	1.05	%(b)
MainStay VP Mid Cap Core — Service Class	0.85%		0.25%		0.05%	1.15	%(g)
MainStay VP PIMCO Real Return – Service Class	0.50%		0.25%		0.12%	0.87	%(b)
MainStay VP S&P 500 Index — Service Class	0.25%		0.25%		0.04%	0.54%
MainStay VP T. Rowe Price Equity Income – Service Class	0.80	%(h)	0.25%		0.04%	1.09	%(b)
MainStay VP Unconstrained Bond — Service Class	0.60%		0.25%		0.05%	0.90%
MainStay VP U.S. Small Cap — Service Class	0.79%		0.25%		0.04%	1.08%
MainStay VP Van Eck Global Hard Assets — Initial Class	0.89	%(i)	0.00%		0.05%	0.94	%(b)
American Funds IS New World – Class 4	0.74%		0.25%		0.30%	1.29%
BlackRock® Global Allocation V.I. Fund — Class III Shares	0.63%		0.25%		0.27%	1.15%
BlackRock® High Yield V. I. Fund – Class III Shares	0.54%		0.25%		0.34%	1.13%
Columbia Variable Portfolio — Small Cap Value Fund — Class 2	0.87%		0.25%		0.13%	1.25	%(j)
Dreyfus IP Technology Growth — Service Shares	0.75%		0.25%		0.08%	1.08%
Fidelity® VIP Contrafund® — Service Class 2	0.56%		0.25%		0.08%	0.89%
Fidelity® VIP Equity-Income — Service Class 2	0.46%		0.25%		0.10%	0.81	%(k)
Fidelity® VIP Growth Opportunities — Service Class 2	0.56%		0.25%		0.08%	0.89%
Fidelity® VIP Mid Cap — Service Class 2	0.56%		0.25%		0.09%	0.90%
Invesco V.I. American Value Fund – Series II	0.72%		0.25%		0.28%	1.25%
Invesco VI International Growth Fund – Series II	0.71%		0.25%		0.30%	1.26%
Janus Aspen Global Research Portfolio — Service Shares	0.49%		0.25%		0.06%	0.80%
MFS® Investors Trust Series — Service Class	0.75%		0.25%		0.07%	1.07%
MFS® Research Series — Service Class	0.75%		0.25%		0.12%	1.12%
Neuberger Berman AMT Mid-Cap Growth — Class S	0.84%		0.25%		0.15%	1.24	%(l)
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class	0.75%		0.25%		0.00%	1.00%
PIMCO VIT Total Return Portfolio – Advisor Class	0.50%		0.25%		0.00%	0.75%
Royce Micro-Cap Portfolio — Investment Class	1.25%		0.00%		0.10%	1.35%
UIF U.S. Real Estate Portfolio –Class II	0.80%		0.35	%(m)	0.30%	1.45%
Victory VIF Diversified Stock — Class A Shares	0.30%		0.25%		0.64%	1.19%

Please refer to the applicable fund prospectus for additional information.
¶	Management Fees may include Adviser and/or Administration Fees.
§	Because the distribution (12b-1) fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees designated as “12b-1 fees” may reflect “Service Fees.”
#	Shown as a percentage of average net assets for the fiscal year ended 12/31/2012, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2012 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.
*	New allocations to the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions will not be accepted from policyowners who were not invested in the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Division on February 17, 2012. For existing policyowners, if you remove all of your Accumulation Value from the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions on or after February 17, 2012, you will not be able to reinvest in these Investment Divisions.
(a)	The management fee is 1.20% on all assets. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed: 1.20% on assets up to $1 billion; and 1.19% on assets over $1 billion. This agreement will remain in effect until May 1, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
(b)	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Fund Annual Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed 1.65%, 1.22%, 0.83%, 1.06%, 0.76% and 1.10% of the average daily net assets of the Service Class shares of MainStay VP DFA/DuPont Capital Emerging Markets Equity, MainStay VP Eagle Small Cap Growth, MainStay VP Janus Balanced, MainStay VP MFS® Utilities, MainStay VP PIMCO Real Return and MainStay VP T. Rowe Price Equity Income Portfolios, and 0.95%, 0.58% and 0.97% of the average daily net assets of the Initial Class of MainStay VP Eagle Small Cap Growth, MainStay VP Janus Balanced and MainStay VP Van Eck Global Hard Assets Portfolios, respectively. This agreement expires on May 1, 2014, and may only be amended or terminated prior to that date by action of the Board.
(c)	The management fee is 0.81% on all assets. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed: 0.81% on assets up to $1 billion; and 0.785% on assets over $1 billion. This agreement will remain in effect until May 1, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
(d)	The management fee is 0.55% on all assets. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed: 0.55% on assets up to $1 billion; and 0.525% on assets over $1 billion. This agreement will remain in effect until May 1, 2014, and shall renew automatically for one year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
(e)	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Service Class shares do not exceed 1.85% of its average daily net assets. This agreement expires on May 1, 2014, and may only be amended or terminated prior to that date by action of the Board.
(f)	The management fee is 0.73% on all assets. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed: 0.73% on assets up to $1 billion; and 0.70% on assets over $1 billion. This agreement will remain in effect until May 1, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
(g)	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses of a class do not exceed the following percentage of average daily net assets: Service Class, 1.09%. This agreement will remain in effect until May 1, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.
(h)	The management fee is as follows: 0.80% on assets up to $500 million; and 0.775% on assets over $500 million. New York Life Investments has contractually agreed to waive its management fee to 0.75% on assets up to $500 million; and 0.725% on assets over $500 million. This agreement will remain in effect until May 1, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.
(i)	The management fee is 0.89% on all assets. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed: 0.89% on assets up to $1 billion; and 0.88% on assets over $1 billion. This agreement will remain in effect until May 1, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund
(j)	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.03% for Class 2
(k)	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
(l)	Neuberger Berman Management LLC (“NBM”) has undertaken through December 31, 2015 to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.25% of the average daily net asset value of the Mid Cap Growth Portfolio; The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
(m)	The Portfolio’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive 0.10% of the 0.35% 12b-1 fee that it may receive. This waiver will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Examples

The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the Investment Division with the highest charges and expenses of the policy including, policyowner transaction expenses, the annual policy service charge (for policies with less than $100,000 Accumulation Value), separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy’s Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see “CHARGES AND DEDUCTIONS” and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or on the Annuity Commencement Date.

You would pay the following expenses on a $10,000 allocation in the Investment Division listed, assuming a 5% annual return on assets:

For Accumulation Value based M&E Charge New York Life Premier Plus Variable Annuity policies:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
Investment Division	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
MainStay VP Marketfield—Service Class
without any Riders	$	$	$	$	$	$	$	$	$	$	$	$
With GIPR 2.0 Rider (12-yr. term) with EBB Rider	$	$	$	$	$	$	$	$	$	$	$	$
with ADBR Rider	$	$	$	$	$	$	$	$	$	$	$	$
with EBB Rider	$	$	$	$	$	$	$	$	$	$	$	$
With GIPR 2.0 & ADBR Riders	$	$	$	$	$	$	$	$	$	$	$	$
with GIPR 2.0 & EBB Riders	$	$	$	$	$	$	$	$	$	$	$	$
With ADBR & EBB Riders	$	$	$	$	$	$	$	$	$	$	$	$
with All Riders (GIPR 2.0, ADBR and EBB)	$	$	$	$	$	$	$	$	$	$	$	$

For Premium based M&E Charge New York Life Premier Plus Variable Annuity Policies

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
Investment Division	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
MainStay VP Marketfield—Service Class
without any Riders	$	$	$	$	$	$	$	$	$	$	$	$
With GIPR 2.0 Rider (12-yr. term) with EBB Rider	$	$	$	$	$	$	$	$	$	$	$	$
with ADBR Rider	$	$	$	$	$	$	$	$	$	$	$	$
with EBB Rider	$	$	$	$	$	$	$	$	$	$	$	$
With GIPR 2.0 & ADBR Riders	$	$	$	$	$	$	$	$	$	$	$	$
with EBB & ADBR Riders	$	$	$	$	$	$	$	$	$	$	$	$
With GIPR 2.0 and EBB Riders	$	$	$	$	$	$	$	$	$	$	$	$
with All Riders (GIPR 2.0, ADBR and EBB)	$	$	$	$	$	$	$	$	$	$	$	$

QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIER PLUS VARIABLE ANNUITY

NOTE: The following section contains brief questions and answers about the New York Life Premier Plus Variable Annuity. You should refer to the body of this Prospectus for more detailed information.

1. What is the New York Life Premier Plus Variable Annuity?

The New York Life Premier Plus Variable Annuity is a Flexible Premium Deferred Variable Retirement Annuity Policy issued by NYLIAC. We will apply a Premium Credit to premiums paid in a percentage amount according to the Premium Credit Rate schedule then in effect. The Premium Credit Rate schedule may be changed. (See “PREMIUM CREDIT.”) You may allocate premium payments to the Investment Divisions of the Separate Account, an Asset Allocation Model, the DCA Advantage Plan Account, and/or to the Fixed Account (if available). (See “ASSET ALLOCATION MODELS” for more information about which Asset Allocation Models are currently available to you.) The Accumulation Value will fluctuate according to the performance of the Investment Divisions or Asset Allocation Model selected, the daily deduction of the Separate Account charges, and the interest credited on amounts in the Fixed Account and the DCA Advantage Plan Account.

2. What is the Premium Credit?

The Premium Credit is a percentage of each premium payment that is added to your Accumulation Value at the time of each premium payment. Premium Credits are applied to the same Allocation Alternatives and/or the DCA Advantage Plan Account in the same percentages as your premium payments. The Premium Credit Rate applicable to a premium payment varies, depending on the total amount of premiums received under the policy. We will deduct the amount of the Premium Credit from the amount returned to you if you cancel your policy. (See “YOUR RIGHT TO CANCEL (“FREE LOOK.”)) We may also deduct from the death benefit proceeds any Premium Credit applied within the 12 months preceding the date of death of the owner. (See “PREMIUM CREDIT.”)

3. Where can I allocate my premium payments?

(a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

(i) SEPARATE ACCOUNT

Separate Account III currently consists of 74 Investment Divisions, some of which may not be available under your policy. Separate Account IV currently consists of 51 Investment Divisions, some of which may not be available under your policy. The available Investment Divisions and Asset Allocation Models are listed on the first and second page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions or an Asset Allocation Model, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund(s).

(ii) FIXED ACCOUNT

Each premium payment, or the portion of any premium payment you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed minimum interest rate. The Fixed Account is not available for policies issued in the State of New York.

(b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of a 6-month DCA Advantage Plan Account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Account at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic dollar cost averaging from the DCA Advantage Plan Account into the Investment Divisions. (See “THE DCA ADVANTAGE PLAN.”)

4. Can I make transfers among the Investment Divisions and the Fixed Account?

You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions and one of the available Asset Allocation Models or from the Investment Divisions and/or an Asset Allocation Model to the Fixed Account at least 30 days before the Annuity Commencement Date (See “RIDERS — Investment Protection Plan Rider (optional)”, Investment Protection Plan II Rider (optional), “Guaranteed Investment Protection Rider (optional) or “Guaranteed Investment Protection Rider 2.0 (optional)”” for more information on transfer restrictions if the Investment Protection Plan Rider, Investment Protection Plan II Rider, Guaranteed Investment Protection Rider or Guaranteed Investment Protection Rider 2.0 is selected). For Premium based M&E Charge policies, no transfers are allowed into the Fixed Account. Generally, you can transfer a minimum amount of $25 between Investment Divisions or an Asset Allocation Model, unless We agree otherwise. You can make unlimited transfers each Policy Year subject to the Limits on Transfers. We currently do not charge for transfers. However, We reserve the right to charge up to $30 for each transfer after the first twelve in a given Policy Year. Please note that each transfer to or from an Asset Allocation Model counts as one transfer. (See “TRANSFERS.”)

All guarantees are subject to the claims paying ability of NYLIAC. No third party guarantees are involved.

You can make transfers from the Fixed Account and the DCA Advantage Plan Account, although certain restrictions may apply. (See “THE FIXED ACCOUNT” and “THE DCA ADVANTAGE PLAN ACCOUNT.”) In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options as described herein.

5. What charges are assessed against the policy?

Before the date We start making Income Payments to you, We will deduct a policy service charge of $30 on each Policy Anniversary or upon surrender of the policy if on that date the Accumulation Value is below $100,000. In addition, We also deduct a charge for certain mortality and expense risks (M&E Charge) NYLIAC assumes and for policy administration expenses. You may choose to have the M&E Charge assessed based on either the Accumulation Value of the policy or the Adjusted Premium Payments. You must choose your M&E Charge option prior to the issuance of the policy. Once the M&E Charge option is chosen it cannot be changed.

The M&E Charge is 1.65% (annualized) of the daily average Variable Accumulation Value for Accumulation Value based policies. For Premium based M&E Charge policies, the M&E Charge is 1.75% (annualized) of the Adjusted Premium Payments and will be deducted from the Investment Divisions through a reduction in Accumulation Units each policy quarter (excluding premium payments allocated to the Fixed Account that are not transferred to the Investment Division). Please note, in some jurisdictions, the M&E Charge for policies based on Adjusted Premium Payments cannot be deducted from the DCA Advantage Account. (See “MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE COSTS CHARGE.”)

The amount of Premium based M&E Charges assessed to your policy will be unaffected by fluctuations in market performance. In a rising market, the Premium based M&E Charge structure will benefit the policyowner because the Premium based M&E Charge, when measured as a percentage of separate account assets, will be reduced. In a flat or declining market, the Premium based M&E Charge structure will result in an increase in the charge when measured against separate account assets. The amount of Accumulation Value based M&E Charges assessed to your policy will be affected by fluctuations in market performance. However, the Accumulation Value based M&E Charge structure may be more advantageous in a flat or declining market.

We impose a surrender charge on certain partial withdrawals and surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn or surrendered during the first eight Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first two Payment Years as follows:

Payment Year	Surrender Charge
1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9+	0%

For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value as of the last Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any prior Surrender Charge free withdrawals during the Policy Year; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year. (See “CHARGES AND DEDUCTIONS—Surrender Charges” and “EXCEPTIONS TO SURRENDER CHARGES.”)

If you selected the Investment Protection Plan (“IPP”) Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See “OTHER CHARGES—Investment Protection Plan Rider Charge.”) In most jurisdictions, this charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account (if applicable), in proportion to its percentage of the Accumulation Value. If you selected this feature before February 15, 2010, the maximum annual charge is 1.00% of the amount that is guaranteed. The maximum annual charge for policyowners who select this feature on or after February 15, 2010 is 1.25% of the amount that is guaranteed. The current charge for this rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See “OTHER CHARGES—Rider Risk Charge Adjustment (optional).”) The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed under this rider. We set both of these charges at Our sole discretion, subject to the stated maximums. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.

If you selected the Investment Protection Plan II Rider (“IPP II”) (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See “OTHER CHARGES—Investment Protection Plan II Rider Charge.”) In most jurisdictions, this charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account (if available), in proportion to its percentage of the Accumulation Value. The maximum annual charge for IPP II is 1.50% of the amount that is guaranteed. The current charge for IPP II is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). To the extent permitted by law, We will also deduct a Rider Risk Charge Adjustment if you cancel IPP II. (See “OTHER CHARGES—Rider Risk Charge Adjustment (optional).”) We set both of these charges at Our sole discretion, subject to the stated maximums. However, if you reset IPP II, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset (“THE POLICIES – Riders – Investment Protection Plan II Rider (optional)”).

If you select the Guaranteed Investment Protection Rider (“GIPR”) (in jurisdictions where available; once We make GIPR 2.0 available for use in a jurisdiction, you cannot select the GIPR if your policy was issued after the GIPR 2.0 approval date). We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See “OTHER CHARGES—Guaranteed Investment Protection Rider Charge (optional).”) In most jurisdictions, this charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account (if available), in proportion to its percentage of the Accumulation Value. The maximum annual charge for GIPR is 1.50% of the amount that is guaranteed. The current charge for GIPR is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). To the extent permitted by law, We will also deduct a Rider Risk Charge Adjustment if you cancel GIPR. (See “OTHER CHARGES—Rider Risk Charge Adjustment (optional).”) We set both of these charges at Our sole discretion, subject to the stated maximums. However, if you reset GIPR, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset (“THE POLICIES – Riders – Guaranteed Investment Protection Rider (optional)”).

If you select the Guaranteed Investment Protection Rider 2.0 (“GIPR 2.0”) (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See “OTHER CHARGES—Guaranteed Investment Protection Rider 2.0 Charge (optional).”) In most jurisdictions, this charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account (if available), in proportion to its percentage of the Accumulation Value. The maximum annual charge for GIPR is 1.50% of the amount that is guaranteed. The current charges for GIPR 2.0 range from 0.30% to 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.075% to 0.1625% per quarter), depending on the rider term you select. To the extent permitted by law, We will also deduct a Rider Risk Charge Adjustment if you cancel GIPR 2.0. (See “OTHER CHARGES—Rider Risk Charge Adjustment (optional).”) We set both of these charges at Our sole discretion, subject to the stated maximums. However, if you reset GIPR 2.0, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset. This charge may be more or less than the charge being assessed to new issues of the GIPR 2.0 Rider (“THE POLICIES – Riders – Guaranteed Investment Protection Rider 2.0 (optional)”).

If you select the Annual Death Benefit Reset Rider (“ADBR”) (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the amount that is reset on the last Policy Anniversary. In most jurisdictions this charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account (if available), in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the amount that is reset on the last Policy Anniversary, applied on a quarterly basis. You should consult with your registered representative to determine the percentage We are currently charging before you select this rider. We may set a lower charge at Our sole discretion.

As of the date of this Prospectus, the charges are as follows:

Age of Oldest Owner	Annual Charge
65 or younger	0.30% (0.075% per quarter)
66 to 75 inclusive	0.35% (0.0875% per quarter)

If you select the Annual Death Benefit Reset Rider/Investment Protection Plan Rider combination package (“IPP + ADBR”) (in jurisdictions where available), We will deduct a reduced IPP and ADBR rider charge each policy quarter that the IPP + ADBR package is in effect. The maximum annual charge for the combination of the IPP and ADBR rider charges is 2.00%. With the IPP + ADBR package, the current ADBR rider charge is 0.25% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. With the IPP + ADBR package, the current IPP rider charge is 0.60% of the amount that is guaranteed under the IPP rider, applied on a quarterly basis. Please note that if the IPP rider is cancelled, the charge for the ADBR rider will revert to the current charge that is assessed for that rider, if purchased separately.

If you select the Investment Protection Plan II/Annual Death Benefit Reset Rider combination package (“IPP II + ADBR”) (in jurisdictions where available), We will deduct a reduced IPP II and ADBR rider charge each policy quarter that the IPP II + ADBR package is in effect. The maximum annual charge for the combination of the IPP II and ADBR rider charges is 2.00%. With the IPP II + ADBR package, the current ADBR rider charge is 0.25% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. With the IPP II + ADBR package, the current IPP II rider charge is 0.60% of the amount that is guaranteed under the IPP II, applied on a quarterly basis. Please note that if IPP II is cancelled, the charge for the ADBR rider will revert to the charge that is assessed for that rider, if purchased separately.

If you select the Guaranteed Investment Protection Rider/Annual Death Benefit Reset Rider combination package (“GIPR + ADBR”) (in jurisdictions where available), We will deduct a reduced GIPR and ADBR rider charge each policy quarter that the GIPR + ADBR package is in effect. The maximum annual charge for the combination of the GIPR and ADBR rider charges is 2.00%. With the GIPR + ADBR package, the current ADBR rider charge is 0.25% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. With the GIPR + ADBR package, the current GIPR rider charge is 0.60% of the amount that is guaranteed under the GIPR, applied on a quarterly basis. Please note that if GIPR is cancelled, the charge for the ADBR rider will revert to the charge that is assessed for that rider, if purchased separately.

If you select the Guaranteed Investment Protection Rider 2.0 /Annual Death Benefit Reset Rider combination package (“GIPR 2.0 + ADBR”) (in jurisdictions where available), We will deduct a reduced GIPR 2.0 and ADBR rider charge each policy quarter that the GIPR 2.0 + ADBR package is in effect. The maximum annual charge for the combination of the GIPR 2.0 and ADBR rider charges is 2.00%. With the GIPR 2.0 + ADBR package, the current ADBR rider charge is 0.25% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. With the GIPR 2.0 + ADBR package, the current GIPR 2.0 rider charge ranges from 0.25% to 0.60% of the amount that is guaranteed under the GIPR 2.0, applied on a quarterly basis. Please note that if GIPR 2.0 is cancelled, the charge for the ADBR rider will revert to the charge that is assessed for that rider, if purchased separately.

If you select the Enhanced Beneficiary Benefit (“EBB”) Rider (in states where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. In most jurisdictions this charge will be deducted from each Allocation Alternative and from the DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy’s Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy’s Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should consult your registered representative to determine the percentage We are currently charging before you elect this Rider. The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

6. What are the minimum initial and maximum additional premium payments?

The minimum initial premium payment is $4,000 for Qualified Policies and $5,000 for Non-Qualified Policies. Additional premium payments must be at least $2,500 for Qualified Policies and $5,000 for Non-Qualified Policies or such lower amount as We may permit at any time. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 18 of this Prospectus. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept without prior approval is set forth on the Policy Data Page. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

In some states, NYLIAC is offering an individual single premium version of the New York Life Premier Plus Variable Annuity policy.

7. How are premium payments allocated?

We will allocate the initial premium payment to the Investment Divisions, Asset Allocation Model, Fixed Account and/or the DCA Advantage Plan Account you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received. (See “THE POLICIES—Policy Application and Premium Payments.”) We will apply the Premium Credit and/or Breakpoint Credit on your premium payment to the Allocation Alternatives and the DCA Advantage Plan Account at the same time that We allocate your premium payment.

You may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Investment Division or the Fixed Account is $25, or such lower amount as We may permit. The minimum amount which you may place in the DCA Advantage Plan Account is $5,000. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and/or the DCA Advantage Plan Account and the number of Allocation Alternatives and the DCA Advantage Plan Account inclusively to which you may allocate your Accumulation Value. Acceptance of initial and additional premium payments is subject to Our suitability standards.

8. What happens if premium payments are not made?

If We do not receive any premium payments for a period of two years, and the Accumulation Value of your policy would provide Income Payments of less than $20 per month on the Annuity Commencement Date, We reserve the right to terminate your policy subject to applicable state laws. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum. For single premium polices, this is modified as indicated in Appendix 1 of this Prospectus.

9. Can I withdraw money from the policy before the Annuity Commencement Date?

You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See “DISTRIBUTIONS UNDER THE POLICY” and “FEDERAL TAX MATTERS.”) Please note that certain withdrawal requests must be made in writing and sent to NYLIAC’s Variable Products Service Center. (See “DISTRIBUTIONS UNDER THE POLICY—Surrenders and Withdrawals—Partial Withdrawals and Periodic Partial Withdrawals.”)

10. How will NYLIAC make Income Payments on the Annuity Commencement Date?

We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income – Guaranteed Period Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See “DISTRIBUTIONS UNDER THE POLICY—INCOME PAYMENTS.”) We may offer other options, at Our discretion, where permitted by state law.

11. What happens if I die before the Annuity Commencement Date?

Unless amended by any rider attached to the policy, if you die before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greater of:

(a)	the Accumulation Value, less any outstanding loan balance, less Premium Credit amounts applied within the 12 months immediately preceding the date of death, or

(b)	the Adjusted Death Benefit Premium Payments.

If the Beneficiary is the spouse (as defined under Federal law) of the Annuitant and the owner, see Question 12 (Also see “DEATH BEFORE ANNUITY COMMENCEMENT” and “FEDERAL TAX MATTERS.”)

12. What happens if my spouse is the Beneficiary?

If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse (as defined under Federal law) may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies only; TSA and Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant’s death. If you elect the EBB Rider and the Enhanced Spousal Continuance (ESC) Rider applies, see the EBB and ESC Riders for details.

13. Can I return the policy after it is delivered?

You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 16 of this Prospectus or to the registered representative through whom you purchased it, along with a written request for cancellation. Except where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or VPSC receives the policy along with the written request for cancellation in a form acceptable to Us less any Premium Credit(s), but without any deduction for premium taxes or a surrender charge. We will set forth this provision in your policy. (See “THE POLICIES—Your Right to Cancel (“Free Look”).”)

14. What about voting rights?

You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See “VOTING RIGHTS.”)

15. Are policy loans available?

If you have purchased an Accumulation Value based M&E Charge policy in connection with a Code Section 403(b) Tax-Sheltered Annuity (“TSA”) plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. Loans are not available for policies issued in the State of New York. You may not borrow any portion of your Accumulation Value if you have purchased a Premium based M&E Charge policy in connection with a TSA plan. (See “LOANS.”)

16. Where do I send written service requests to the NYLIAC Variable Products Service Center?

Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the following addresses:

Regular Mail	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159

Express Mail	NYLIAC Variable Products Service Center 51 Madison Avenue, Room 251 New York, NY 10010

Written service requests will be effective as of the Business Day they are received in a form acceptable to Us at VPSC at one of the addresses listed immediately above.

Faxed or e-mailed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

17. How do I contact NYLIAC by Telephone or by the Internet?

a. By Telephone:

Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be effected by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System (“IVR”) toll-free by calling: (800) 598-2019. (See “THE POLICIES — Virtual Service Center and Interactive Voice Response System.”)

b. By Internet:

Certain service requests, including but not limited to transferring assets between investment options and e-mailing your registered representative, may be effected via the Internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center (“VSC”) at www.newyorklife.com/vsc and enter your user name and password. (See “THE POLICIES — Virtual Service Center and Interactive Voice Response System.”)

We make IVR and VSC services available at our discretion. In addition, availability of the IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

You may authorize Us to accept electronic instructions from a registered representative or the registered service assistant assigned to your policy in order to make premium allocations, transfers, and changes to your investment objective and/or risk tolerance. You may also authorize your registered representative or registered service assistant to revise your Automatic Asset Reallocation (AAR) arrangement. Your AAR will be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangements. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer.

To authorize the registered representative(s) or registered service assistants assigned to your policy to make premium allocations and transfers, you must send a completed Trading Authorization Form to VPSC at one of the addresses listed in Question 16 of this Prospectus. We may revoke or deny Trading Authorization privileges for certain policyowners (See “Limits on Transfers”). Trading Authorization may be elected, changed or cancelled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with these procedures. As these parties act on your behalf, you are responsible for and bear the consequence of their instructions and other actions, including any limits on transfers. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

18. Where do I send subsequent premium payments and loan repayments?

Subsequent premium payments and loan repayments must be sent to one of the following addresses:

Regular Mail	NYLIAC 75 Remittance Drive Suite 3021 Chicago, IL 60675-3021

Express Mail	NYLIAC, Suite 3021 c/o The Northern Trust Bank 350 North Orleans Street Receipt & Dispatch, 8th Floor Chicago, IL 60654

Subsequent premium payments and loan repayments will be credited as of the Business Day they are received in a form acceptable to Us at one of the addresses noted in this Question 18. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See “THE POLICIES — Policy Application and Premium Payments.”)

FINANCIAL STATEMENTS

The consolidated balance sheet of NYLIAC as of December 31, 2012 and 2011, and the consolidated statements of income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2012 (including the report of the independent registered public accounting firm); and each Separate Account’s statement of assets and liabilities as of December 31, 2012, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP.

CONDENSED FINANCIAL INFORMATION

The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The condensed financial information for each of the fiscal years ended December 31, 2012, 2011, and 2010 is included in the SAI. The policies were first offered on July 27, 2009. Therefore, values and units shown for 2009 are for the period from July 27, 2009 to December 31, 2009.

For Accumulation Value based M&E Charge policies:

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
(Accumulation unit value in dollars and Number of accumulation units in thousands)
MainStay VP Balanced – Service Class
2012	12.01	13.24	419
2011	11.91	12.01	247
2010	10.68	11.91	109
2009	10.00	10.68	7
MainStay VP Bond – Service Class
2012	11.34	11.65	1,522
2011	10.78	11.34	1,012
2010	10.19	10.78	588
2009	10.00	10.19	71
MainStay VP Cash Management
2012	9.61	9.45	1,425
2011	9.77	9.61	1,206
2010	9.93	9.77	425
2009	10.00	9.93	39
MainStay VP Common Stock – Service Class
2012	11.83	13.54	51
2011	11.87	11.83	26
2010	10.74	11.87	13
2009	10.00	10.74	3
MainStay VP Conservative Allocation – Service Class
2012	11.75	12.76	2,514
2011	11.63	11.75	1,742
2010	10.58	11.63	737
2009	10.00	10.58	155
MainStay VP Convertible – Service Class
2012	12.35	13.23	815
2011	13.22	12.35	708
2010	11.43	13.22	398
2009	10.00	11.43	73
MainStay VP Cornerstone Growth – Service Class
2012	11.89	13.41	77
2011	12.28	11.89	26
2010	11.16	12.28	20
2009	10.00	11.16	3
MainStay VP DFA/DuPont Capital Emerging Markets Equity – Service Class
2012(c)	10.00	9.95	316
MainStay VP Eagle Small Cap Growth – Initial Class
2012(c)	10.00	9.85	283
MainStay VP Floating Rate – Service Class
2012	10.97	11.53	1,424
2011	10.94	10.97	1,085
2010	10.31	10.94	560
2009	10.00	10.31	74
MainStay VP Government – Service Class
2012	10.79	11.01	828
2011	10.38	10.79	563
2010	10.04	10.38	344
2009	10.00	10.04	27
MainStay VP Growth Allocation – Service Class
2012	11.84	13.41	206
2011	12.39	11.84	200

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
2010	10.98	12.39	145
2009	10.00	10.98	37
MainStay VP High Yield Corporate Bond – Service Class
2012	12.58	14.00	7,017
2011	12.07	12.58	4,216
2010	10.92	12.07	2,406
2009	10.00	10.92	387
MainStay VP ICAP Select Equity – Service Class
2012	12.06	13.68	589
2011	12.48	12.06	470
2010	10.76	12.48	307
2009	10.00	10.76	65
MainStay VP Income Builder – Service Class
2012	12.52	14.13	270
2011	12.25	12.52	137
2010	10.88	12.25	74
2009	10.00	10.88	6
MainStay VP International Equity – Service Class
2012	9.33	10.94	385
2011	11.33	9.33	349
2010	11.00	11.33	222
2009	10.00	11.00	51
MainStay VP Janus Balanced – Initial Class
2012(c)	10.00	10.40	272
MainStay VP Janus Balanced – Service Class
2012(c)	10.00	10.38	1,490
MainStay VP Large Cap Growth – Service Class
2012	12.62	14.01	548
2011	12.90	12.62	364
2010	11.32	12.90	207
2009	10.00	11.32	48
MainStay VP MFS® Utilities – Service Class
2012(c)	10.00	10.72	1,674
MainStay VP Mid Cap Core – Service Class
2012	13.27	15.30	169
2011	13.94	13.27	125
2010	11.49	13.94	70
2009	10.00	11.49	16
MainStay VP Moderate Allocation – Service Class
2012	11.81	13.04	2,116
2011	11.92	11.81	1,487
2010	10.74	11.92	689
2009	10.00	10.74	94
MainStay VP Moderate Growth Allocation – Service Class
2012	11.84	13.32	3,170
2011	12.21	11.84	2,082
2010	10.89	12.21	974
2009	10.00	10.89	74
MainStay VP PIMCO Real Return – Service Class
2012(c)	10.00	10.41	2,246
MainStay VP S&P 500 Index – Service Class
2012	12.57	14.26	250
2011	12.57	12.57	161
2010	11.17	12.57	64
2009	10.00	11.17	14
MainStay VP T. Rowe Price Equity Income – Service Class
2012(c)	10.00	10.61	375
MainStay VP Unconstrained Bond – Service Class
2012	9.74	10.88	630
2011(b)	10.00	9.74	130
MainStay VP U.S. Small Cap – Service Class
2012	12.98	14.36	118
2011	13.60	12.98	64
2010	11.08	13.60	45
2009	10.00	11.08	11

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
MainStay VP Van Eck Global Hard Assets – Initial Class
2012(c)	10.00	8.95	962
BlackRock® Global Allocation V.I. Fund – Class III Shares
2012	8.92	9.65	1,745
2011(b)	10.00	8.92	517
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2012	12.17	13.32	97
2011	13.18	12.17	62
2010	10.59	13.18	30
2009	10.00	10.59	3
Dreyfus IP Technology Growth – Service Shares
2012	13.47	15.28	179
2011	14.89	13.47	133
2010	11.68	14.89	96
2009	10.00	11.68	19
Fidelity® VIP Contrafund® – Service Class 2
2012	12.30	14.06	597
2011	12.87	12.30	427
2010	11.19	12.87	254
2009	10.00	11.19	50
Fidelity® VIP Equity-Income – Service Class 2
2012	12.22	14.07	210
2011	12.35	12.22	163
2010	10.92	12.35	109
2009	10.00	10.92	28
Fidelity® VIP Mid Cap – Service Class 2
2012	12.36	13.92	411
2011	14.09	12.36	367
2010	11.14	14.09	227
2009	10.00	11.14	39
Janus Aspen Global Research Portfolio – Service Shares
2012	10.35	12.20	97
2011	12.23	10.35	61
2010	10.76	12.23	45
2009	10.00	10.76	12
MFS® Investors Trust Series – Service Class
2012	10.37	12.13	10
2011	10.81	10.37	3
2010	9.91	10.81	3
2009	10.00	9.91	0
MFS® Research Series – Service Class
2012	12.43	14.30	18
2011	12.73	12.43	9
2010	11.19	12.73	2
2009	10.00	11.19	0
Neuberger Berman AMT Mid-Cap Growth Portfolio – Class S
2012	14.02	15.46	156
2011	14.22	14.02	73
2010	11.23	14.22	46
2009	10.00	11.23	14
Royce Micro-Cap Portfolio – Investment Class
2012	13.19	13.96	297
2011	15.25	13.19	246
2010	11.93	15.25	163
2009	10.00	11.93	32
Victory VIF Diversified Stock – Class A Shares
2012	11.16	12.76	21
2011	12.17	11.16	19
2010	11.02	12.17	13
2009	10.00	11.02	2

(a)	For the period May 1, 2010 (commencement of operations in the Separate Account) through December 31, 2010.
(b)	For the period May 1, 2011 (commencement of operations in the Separate Account) through December 31, 2011.
(c)	For the period February 17, 2012 (commencement of operations in the Separate Account) through December 31, 2012.

For Premium based M&E Charge Policies:

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
(Accumulation unit value in dollars and Number of accumulation units in thousands)
MainStay VP Balanced – Service Class
2012	12.63	14.15	3,483
2011	12.31	12.63	2,271
2010	10.86	12.31	943
2009	10.00	10.86	62
MainStay VP Bond – Service Class
2012	11.82	12.34	8,229
2011	11.05	11.82	5,253
2010	10.27	11.05	2,894
2009	10.00	10.27	384
MainStay VP Cash Management
2012	10.00	10.00	10,000
2011	10.00	10.00	7,744
2010	10.00	10.00	2,659
2009	10.00	10.00	725
MainStay VP Common Stock – Service Class
2012	12.66	14.74	284
2011	12.50	12.66	164
2010	11.13	12.50	105
2009	10.00	11.13	35
MainStay VP Conservative Allocation – Service Class
2012	12.19	13.46	13,788
2011	11.88	12.19	8,323
2010	10.63	11.88	3,346
2009	10.00	10.63	453
MainStay VP Convertible – Service Class
2012	12.87	14.01	4,127
2011	13.54	12.87	3,733
2010	11.52	13.54	2,275
2009	10.00	11.52	392
MainStay VP Cornerstone Growth – Service Class
2012	12.49	14.32	378
2011	12.69	12.49	201
2010	11.34	12.69	122
2009	10.00	11.34	17
MainStay VP DFA/DuPont Capital Emerging Markets Equity – Service Class
2012(c)	10.00	10.10	3,784
MainStay VP Eagle Small Cap Growth – Initial Class
2012(c)	10.00	10.00	1,722
MainStay VP Floating Rate – Service Class
2012	11.48	12.27	8,231
2011	11.26	11.48	5,344
2010	10.44	11.26	2,910
2009	10.00	10.44	555
MainStay VP Government – Service Class
2012	11.29	11,71	4,298
2011	10.68	11.29	2,669
2010	10.17	10.68	1,515
2009	10.00	10.17	252
MainStay VP Growth Allocation – Service Class
2012	12.30	14.17	2,160
2011	12.67	12.30	1,933
2010	11.04	12.67	1,289
2009	10.00	11.04	216
MainStay VP High Yield Corporate Bond – Service Class
2012	13.18	14.91	31,147
2011	12.43	13.18	17,329
2010	11.06	12.43	8,564
2009	10.00	11.06	1,682
MainStay VP ICAP Select Equity – Service Class
2012	12.94	14.92	3,647

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
2011	13.17	12.94	3,108
2010	11.17	13.17	1,946
2009	10.00	11.17	365
MainStay VP Income Builder – Service Class
2012	13.12	15.05	1,564
2011	12.63	13.12	564
2010	11.03	12.63	187
2009	10.00	11.03	51
MainStay VP International Equity – Service Class
2012	9.69	11.55	2,844
2011	11.57	9.69	2,646
2010	11.06	11.57	1,671
2009	10.00	11.06	347
MainStay VP Janus Balanced – Initial Class
2012(c)	10.00	10.55	1,885
MainStay VP Janus Balanced – Service Class
2012(c)	10.00	10.53	11,228
MainStay VP Large Cap Growth – Service Class
2012	13.30	15.00	3,259
2011	13.37	13.30	2,245
2010	11.53	13.37	1,380
2009	10.00	11.53	250
MainStay VP MFS® Utilities – Service Class
2012(c)	10.00	10.87	10,209
MainStay VP Mid Cap Core – Service Class
2012	13.52	15.85	1,397
2011	13.97	13.52	1,034
2010	11.33	13.97	579
2009	10.00	11.33	115
MainStay VP Moderate Allocation – Service Class
2012	12.27	13.78	18,836
2011	12.18	12.27	13,036
2010	10.80	12.18	5,897
2009	10.00	10.80	569
MainStay VP Moderate Growth Allocation – Service Class
2012	12.68	14.50	32,612
2011	12.87	12.68	22,018
2010	11.28	12.87	8,355
2009	10.00	11.28	800
MainStay VP PIMCO Real Return – Service Class
2012(c)	10.00	10.56	15,792
MainStay VP S&P 500 Index – Service Class
2012	13.02	15.02	1,199
2011	12.81	13.02	783
2010	11.20	12.81	463
2009	10.00	11.20	73
MainStay VP T. Rowe Price Equity Income – Service Class
2012(c)	10.00	10.76	1,874
MainStay VP Unconstrained Bond – Service Class
2012	9.85	11.19	4,002
2011(b)	10.00	9.85	998
MainStay VP U.S. Small Cap – Service Class
2012	13.61	15.31	811
2011	14.03	13.61	486
2010	11.25	14.03	341
2009	10.00	11.25	77
MainStay VP Van Eck Global Hard Assets – Initial Class
2012(c)	10.00	9.08	7,711
BlackRock® Global Allocation V.I. Fund – Class III Shares
2012	9.02	9.92	18,939
2011(b)	10.00	9.02	5,287
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2012	13.05	14.52	756
2011	13.90	13.05	480
2010	10.99	13.90	291

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
2009	10.00	10.99	39
Dreyfus IP Technology Growth – Service Shares
2012	14.03	16.19	1,595
2011	15.26	14.03	1,188
2010	11.77	15.26	612
2009	10.00	11.77	135
Fidelity® VIP Contrafund® – Service Class 2
2012	13.05	15.15	3,372
2011	13.42	13.05	2,621
2010	11.48	13.42	1,745
2009	10.00	11.48	316
Fidelity® VIP Equity-Income – Service Class 2
2012	12.78	14.96	981
2011	12.70	12.78	660
2010	11.05	12.70	428
2009	10.00	11.05	99
Fidelity® VIP Mid Cap – Service Class 2
2012	13.06	14.96	3,222
2011	14.65	13.06	2,809
2010	11.39	14.65	1,720
2009	10.00	11.39	272
Janus Aspen Global Research Portfolio – Service Shares
2012	10.89	13.05	834
2011	12.66	10.89	509
2010	10.96	12.66	426
2009	10.00	10.96	131
MFS® Investors Trust Series – Service Class
2012	12.06	14.33	156
2011	12.36	12.06	82
2010	11.15	12.36	66
2009	10.00	11.15	13
MFS® Research Series – Service Class
2012	12.82	14.99	175
2011	12.91	12.82	84
2010	11.17	12.91	57
2009	10.00	11.17	7
Neuberger Berman AMT Mid-Cap Growth Portfolio – Class S
2012	14.69	16.47	989
2011	14.65	14.69	385
2010	11.38	14.65	140
2009	10.00	11.38	14
Royce Micro-Cap Portfolio – Investment Class
2012	13.75	14.79	2,232
2011	15.64	13.75	1,871
2010	12.03	15.64	1,274
2009	10.00	12.03	296
Victory VIF Diversified Stock – Class A Shares
2012	11.54	13.41	183
2011	12.38	11.54	128
2010	11.02	12.38	93
2009	10.00	11.02	12

(a)	For the period May 1, 2010 (commencement of operations in the Separate Account) through December 31, 2010.
(b)	For the period May 1, 2011 (commencement of operations in the Separate Account) through December 31, 2011.
(c)	For the period February 17, 2012 (commencement of operations in the Separate Account) through December 31, 2012.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

AND THE SEPARATE ACCOUNT

New York Life Insurance and Annuity Corporation

New York Life Insurance and Annuity Corporation (“NYLIAC”) is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.

NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $125.2 billion at the end of 2012. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements. The obligations under the policies are obligations of NYLIAC.

The Separate Account

Separate Account-III was established on November 30, 1994 and Separate Account-IV was established on June 10, 2003, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Accounts are registered as unit investment trusts with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Separate Accounts.

Although the assets of the Separate Accounts belong to NYLIAC, these assets are held separately from Our other assets. The Separate Accounts’ assets are not chargeable with liabilities incurred in any of NYLIAC’s other business operations (except to the extent that assets in the Separate Accounts exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Accounts are credited to or charged against the assets of the Separate Accounts without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Accounts is entirely independent on the investment performance of the Fixed Account, the DCA Advantage Plan account and any other separate account of NYLIAC.

Separate Account-III currently has 74 Investment Divisions, some of which may not be available under your policy. Separate Account IV has 51 Investment Divisions, some of which may not be available under your policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

The Portfolios

The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

We offer no assurance that any of the Eligible Portfolios will attain their respective stated objectives.

The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called “mixed funding.” The Funds also may make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called “shared funding.” Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund’s investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Funds Trust and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund’s investment adviser, or its distributor.

We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from “Rule 12b-1” fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.15% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

Asset Allocation Models

One or more Asset Allocation Models may be available in connection with the policy, at no extra charge. The 2014 Asset Allocation Models are available to all policyholders in jurisdictions where they are approved. The 2013 Asset Allocation Models are available to policyholders who allocated to those models before May 1, 2014 or to policyholders in jurisdictions that have not yet approved the 2014 Asset Allocation Models. You can select only one Asset Allocation Model at a time. If you transfer out of a 2013 Asset Allocation Model to another Allocation Alternative, you will not be able to transfer back into that 2013 Asset Allocation Model. Each Asset Allocation Model specifies percentage allocations among various Investment Divisions available through your policy. If you wish to allocate your Accumulation Value to an Asset Allocation Model, you may do so by notifying Us in writing at one of the addresses listed in Question 16 of this Prospectus, subject to model availability.

The Asset Allocation Models are static. If you have selected the Guaranteed Investment Protection Rider or the Guaranteed Investment Protection Rider 2.0 (“GIPR” or “GIPR 2.0”), your allocations to an Asset Allocation Model will be rebalanced quarterly to reflect the model’s original percentages. If you have not selected GIPR or GIPR 2.0, you may rebalance your allocation(s) to an Asset Allocation Model to reflect the model’s original percentages by notifying Us in writing at one of the addresses listed in Question 16 of this Prospectus. We may periodically update Asset Allocation Models or make new Asset Allocation Models available. You will not be provided with information regarding any periodic updates to the Asset Allocation Models, or the creation of new Asset Allocation Models. We will not reallocate your Accumulation Value based on any such updates or the existence of a new model(s). However, the Investment Divisions and allocation percentages for your model could change due to events such as mergers, substitutions, liquidations or closures.

You may obtain information on new or updated Asset Allocation Models by contacting your registered representative. You should consult your registered representative periodically to consider whether any model you have selected is still appropriate for you. If you wish to remove funds from your current Asset Allocation Model, and/or allocate funds to another Asset Allocation Model, you may do so by notifying Us in writing at one of the addresses listed in Question 16 of this Prospectus, subject to model availability.

In some instances, there may be Asset Allocation Models that are no longer available after you remove your funds from them. If an Asset Allocation Model is closed to new investments and you have funds allocated to it, you may rebalance your existing funds in the model as specified above. Please contact your registered representative for a current list of Asset Allocation Models available under the policy. You may change your model allocations at any time and reallocate the funds to other Investment Divisions or another Asset Allocation Model, subject to investment restrictions for maintaining certain optional riders.

For purposes of counting the number of transfers that have been made in a given Policy Year, and in connection with determining whether there has been transfer activity that may potentially harm the rights or interests of other policyowners, please note that transfers into or out of an Asset Allocation Model count as one transfer.

You may also have funds from either the DCA Advantage Plan (if available) or Interest Sweep allocated to an Asset Allocation Model. Allocation Alternatives other than the Asset Allocation Models are available that may enable you to allocate your Accumulation Value with similar risk and/or return characteristics. When considering an Asset Allocation Model for your situation, you should consider your other assets, income and investments in addition to this policy.

We have no discretionary authority or control over your investment decisions. The Asset Allocation Models are comprised of then available Investment Divisions and do not include the Fixed Account. We make available educational information and materials (e.g., risk tolerance questionnaire, and Fund prospectuses) that can help you select an Asset Allocation Model, but we do not recommend any particular Asset Allocation Model or otherwise provide advice as to what Asset Allocation Model may be appropriate for you.

Asset allocation does not guarantee that your Accumulation Value will increase or protect against losses in a declining market. If you choose to participate in an asset allocation program, you are responsible for determining which Asset Allocation Model is best for you. Tools used to assess your risk tolerance may not be accurate and could be less effective if your circumstances change over time. We reserve the right to terminate or change the asset allocation program at any time.

An Asset Allocation Model may perform better or worse than any single investment option or any other combination of investment options. In addition, the timing of your investment and any rebalancing may affect performance. Rebalancing and periodic updating of Asset Allocation Models can cause the Investment Divisions that make up the model to incur transactional expenses to raise cash for money flowing out of the Funds or vice versa. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the Asset Allocation Models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund’s prospectus.

Conflicts of Interest

New York Life Investment Management LLC (“New York Life Investments”), an affiliate of NYLIAC and the Investment Adviser to the MainStay VP Funds Trust, designed the Asset Allocation Models. While the Asset Allocation Models are designed to offer you a convenient way to make allocation decisions, you should be aware that New York Life Investments is subject to competing interests that may have influenced its decision making with regard to the composition of the Asset Allocation Models. For example, because New York Life Investments receives fees for advising the MainStay VP Funds Trust, it benefits from including a relatively high percentage of these Investment Divisions in the Asset Allocation Models. MainStay VP Investment Divisions also predominate in the Asset Allocation Models because they represent the majority of Investment Divisions offered with the policy and are prevalent among the low- and moderate-risk Investment Divisions that make up the Asset Allocation Models. New York Life Investments also did not include certain non-proprietary Investment Divisions in the Asset Allocation Models because their investment profile (e.g., sector-specific concentration or shifting asset composition) was determined to be incompatible with the risk and return profile of the Asset Allocation models. As Investment Divisions may have been included in an Asset Allocation Model based on asset class exposure, they may have also been selected over Investment Divisions with better past investment performance or lower fees.

As noted above, We receive payments or compensation from the Funds or their Investment Advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services that We provide with respect to the Eligible Portfolios and their availability through the policies. The amount of this revenue and how it is computed varies by Fund, may be significant, and may create conflicts of interest in the design of the Asset Allocation Models.

The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
MainStay VP Funds Trust	New York Life Investment	MainStay VP Bond
	Management LLC	MainStay VP Cash Management
MainStay VP Conservative Allocation
MainStay VP Floating Rate
MainStay VP Growth Allocation
MainStay VP Moderate Allocation
MainStay VP Moderate Growth Allocation

	Subadviser:	MainStay VP Balanced
	Cornerstone Capital Management	MainStay VP Common Stock
	Holdings LLC	MainStay VP Cornerstone Growth
MainStay VP International Equity
MainStay VP Mid Cap Core
MainStay VP S&P 500 Index

	Subadvisers:	MainStay VP DFA/DuPont Capital Emerging
	Dimensional Fund Advisors LP;	Markets Equity
DuPont Capital Management
Corporation

	Subadviser:	MainStay VP Eagle Small Cap Growth*
Eagle Asset Management, Inc.

	Subadviser:	MainStay VP Janus Balanced*
Janus Capital Management LLC

	Subadviser:	MainStay VP Marketfield
Marketfield Asset Management LLC

	Subadviser:	MainStay VP MFS® Utilities Portfolio
Massachusetts Financial Services
Company (“MFS”)

	Subadviser:	MainStay VP PIMCO Real Return
Pacific Investment Management
Company LLC

	Subadviser:	MainStay VP T. Rowe Price Equity Income
T. Rowe Price Associates, Inc.

	Subadviser:	MainStay VP Van Eck Global Hard Assets
Van Eck Associates Corporation

	Subadviser: MacKay Shields LLC	MainStay VP Convertible
	(“MacKay”)	MainStay VP Government
MainStay VP High Yield Corporate Bond
MainStay VP Unconstrained Bond

	Subadviser: Institutional Capital LLC	MainStay VP ICAP Select Equity

	Subadviser: Winslow Capital	MainStay VP Large Cap Growth
Management, Inc.

	Subadvisers: Epoch Investment	MainStay VP Income Builder
Partners, Inc. (“Epoch”) and MacKay

	Subadviser: Epoch	MainStay VP U.S. Small Cap

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.	Invesco V.I. American Value Fund Invesco V.I. International Growth Fund

American Funds Insurance Series®	Capital Research and Management Company	American Funds IS New World

BlackRock® Variable Series Funds, Inc.	BlackRock Advisors, LLC Subadvisers: BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock® Global Allocation V.I. Fund BlackRock® High Yield V.I. Fund

Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisers, LLC	Columbia Variable Portfolio — Small Cap Value Fund

Dreyfus Investment Portfolios	The Dreyfus Corporation	Dreyfus IP Technology Growth

Fidelity® Variable Insurance Products Fund	Fidelity Management and Research Company (“FMR”) Subadvisers: FMR Co., Inc. (“FMRC”) and other affiliates of FMR	Fidelity® VIP Contrafund® Fidelity® VIP Equity-Income Fidelity® VIP Growth Opportunities Fidelity® VIP Mid Cap

Janus Aspen Series	Janus Capital Management LLC	Janus Aspen Global Research Portfolio

MFS® Variable Insurance Trust	Massachusetts Financial Services Company (“MFS”)	MFS® Investors Trust Series MFS® Research Series

Neuberger Berman Advisers Management Trust	Neuberger Berman Management LLC Subadviser: Neuberger Berman LLC	Neuberger Berman AMT Mid-Cap Growth Portfolio

The Royce Capital Fund	Royce & Associates, LLC	Royce Micro-Cap Portfolio

PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC (“PIMCO”)	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar- Hedged) PIMCO VIT Total Return Portfolio

The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management Inc.	UIF U.S. Real Estate Portfolio
Victory Variable Insurance Funds	Victory Capital Management Inc.	Victory VIF Diversified Stock

*	New allocations to the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions will not be accepted from policyowners who were not invested in the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Division on February 17, 2012. For existing policyowners, if you remove all of your Accumulation Value from the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions on or after February 17, 2012, you will not be able to reinvest in these Investment Divisions.

Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, the sub-advisers, and the Portfolios. The Funds’ prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios. NYLIAC is not responsible for choosing the Investment Divisions or the amounts allocated to each. You are responsible for determining that these decisions are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. You bear the risk of any decline in the value of your policy resulting from the performance of the Portfolios you have chosen.

Investment selections should be based on a thorough investigation of all of the information regarding the Eligible Portfolios that are available to you, including each Fund’s prospectus, statement of additional information, and annual and semi-annual reports. Other sources, such as the Fund’s website or newspapers and financial and other magazines, provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions or an Asset Allocation Model for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Additions, Deletions, or Substitutions of Investments

NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment, or other conditions warrant. Please note that any such changes could affect the performance of the Asset Allocation Models.

In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine it with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account as permitted by law.

Reinvestment

We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

THE POLICIES

This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants. For single premium policies, this section is modified as indicated in Appendix 1 of this Prospectus.

The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions or Asset Allocation Model you select, as well as the interest credited on the Fixed Accumulation Value and the DCA Accumulation Value. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account or an Asset Allocation Model. We offer no assurance that the investment objectives of the Investment Divisions or an Asset Allocation Model will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account or an Asset Allocation Model are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios’ investments.

As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved “Transfer of Ownership” form in effect at the time of the request. This change will take effect as of the date you signed the form, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth, and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.

Selecting the Variable Annuity That’s Right for You

In addition to the policies described in this Prospectus, We offer other variable annuities, each having different features, fees, and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon, and policy feature preferences.

The availability of optional policy features may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the Policy Date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

Qualified and Non-Qualified Policies

We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

(1)	TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions, in each case in accordance with the employer’s plan document and/or applicable tax requirements (see FEDERAL TAX MATTERS—Qualified Policies—Important Information Regarding Final Code Section 403 (b) Regulations). We will no longer be accepting contributions or issuing new policies for ERISA 403(b) plans;

(2)	Section 408 or 408A Individual Retirement Annuities (IRAs), including: Roth IRAs, Inherited IRAs, SEP and SIMPLE IRAs.

Please see “FEDERAL TAX MATTERS” for a detailed description of these plans.

If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. These additional features and benefits include:

•	A guaranteed death benefit, as explained in this Prospectus.

•	The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

•	A Fixed Account (if available) that features a guaranteed fixed interest rate.

•	An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other investment divisions offered under the policy.

•	The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

Policy Application and Premium Payments

To purchase a policy, you must complete an application. The application is sent by your registered representative to NYLIAC’s Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 18 of this Prospectus.) If the application is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 18 of this Prospectus.) If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC’s retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will refund the initial premium payment immediately.

Acceptance of applications is subject to NYLIAC’s rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. Acceptance of initial and subsequent premium payments is subject to Our suitability standards.

You may allocate premium payments in up to 51 Investment Divisions, some of which may not be available under your policy, one of five Asset Allocation Models, as well as the DCA Advantage Plan Account and the Fixed Account (if available) you have chosen immediately. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative or the DCA Advantage Plan Account at the time a premium payment is made.

Unless We permit otherwise, the minimum initial premium payment is $4,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $2,500 for Qualified Policies and $5,000 for Non-Qualified Policies, or such lower amount as We may permit at any time. Additional premium payments can be made until 12 months after you reach age 75. The currently available methods of payment are direct payments to NYLIAC or any other method agreed to by Us. The maximum aggregate amount of premium payments We accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. You must allocate a minimum of $5,000 to the DCA Advantage Plan Account.

For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or applicable law.

Tax-Free Section 1035 Exchanges

Subject to certain restrictions, you can make a tax-free exchange under Section 1035 of the Code of all or a portion of one annuity contract, or all of a life insurance policy for an annuity contract. Section 1035 also provides that an annuity contract may be exchanged in a tax-free transaction for a long-term care insurance policy. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this Prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	there will be a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different,

•	you will no longer have access to any benefits from your previous contract (or the benefits may be different), and

•	access to your cash value following a partial exchange may be subject to tax-related limitations.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a 10 percent federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest. New York Life may accept standard electronic instructions from another insurance carrier for purpose of effecting a 1035 exchange or Rollover. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Payments Returned for Insufficient Funds

If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in a form acceptable to us at one of the addresses noted in Question 16 of this Prospectus, and We agree.

Premium Credit

We will apply a Premium Credit to your Accumulation Value at the time of each premium payment. The Premium Credit is calculated as a percentage of each premium payment. The percentage will depend on the Premium Credit Rate schedule then in effect, and will never be less than 2.00%. The Premium Credit Rate applicable to a premium payment varies, depending on the total amount of premium payments received under the policy (“Total Accumulated Premiums”). Withdrawals will not reduce Total Accumulated Premiums. In addition, if We receive more than one premium payment within 180 days of the Policy Date, We will adjust the Premium Credits applied to such payments using the Premium Credit Rate applicable to the later payment(s) made during that period. We will apply any additional Premium Credit amounts resulting from such adjustments as of the date We receive the later premium payment (for single premium policies, “Premium Credit” is modified in Appendix 1 of this Prospectus).

As of the date of this Prospectus, the Premium Credit Rate schedule is as follows:

Total Accumulated Premiums		Credit Rate
at least	less than
minimum	$50,000	3.00%
$50,000	$100,000	3.25%
$100,000	$500,000	4.00%
$500,000*	unlimited	5.00%

*	Total Accumulated Premiums in excess of the amount set forth on the Policy Data Page are subject to prior approval. (See “POLICY APPLICATION AND PREMIUM PAYMENTS.”)

You may qualify for the 5% Premium Credit Rate if your initial premium payment is less than $500,000, if you and up to four of your immediate family members purchase a New York Life Premier Plus Variable Annuity policy at the same time and the aggregate premium paid on all of the policies is at least $1.0 million. In order to aggregate premiums among immediate family members, you must, before purchasing the policy, inform your registered representative that you have policies that can be aggregated. NYLIAC reserves the right to reject any request for aggregation of policies.

With notice to you, in Our sole discretion, We may change both the Premium Credit Rates and the Total Accumulated Premium ranges applicable to future premium payments under your policy. Subsequent premium payments will receive the Premium Credit Rate then in effect for the applicable range. In setting the Premium Credit Rates and associated ranges, NYLIAC will consider fixed and variable expenses incurred in policy issue, servicing and maintenance, the average length of time that policies issued remain in force along with the mortality experience of those policies, and NYLIAC’s competitive position in the market place.

We will deduct the amount of the Premium Credit from the amount returned to you if you cancel your policy. (See “YOUR RIGHT TO CANCEL (“FREE LOOK”).”) We may also deduct from the death benefit proceeds any Premium Credit applied within the 12 months immediately preceding the date of death of the owner. (See “DEATH BEFORE ANNUITY COMMENCEMENT.”)

Premium Credits are allocated to the same Allocation Alternatives based on the same percentages used to allocate your premium payments. We do not consider Premium Credits to be premium payments for purposes of any discussion in this prospectus. Premium Credits are also not considered to be your investment in the policy for tax purposes.

Fees and charges for a policy with a Premium Credit may be higher than those for other policies. For example, We use a portion of the surrender charge and Mortality and Expense Risk and Administrative Costs charge to help recover the cost of providing the Premium Credit under the policy. (See “CHARGES AND DEDUCTIONS” and “SELECTING THE

VARIABLE ANNUITY THAT’S RIGHT FOR YOU.”) Over time, the amount of the Premium Credit may be more than offset by those higher charges. We expect to make a profit from those charges.

There may be circumstances in which the purchase of a New York Life Premier Plus Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which might have lower fees but no Premium Credit. This may be the case, for example, if you intend to make fewer and/or smaller premium payments into the policy, or if you anticipate retaining the policy for a significant time beyond the surrender charge period. Under certain circumstances (such as a period of poor market performance), the fees and charges associated with the Premium Credit may exceed the sum of the Premium Credit and any related earnings. You should consider this possibility before purchasing the policy.

Your Right to Cancel (“Free Look”)

You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 16 of this Prospectus or to the registered representative through whom you purchased it, with a written request for cancellation. Except where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us less any Premium Credit(s), but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

Issue Ages

To purchase a Non-Qualified Policy you must not be older than age 75. We will accept additional premium payments until 12 months after you reach age 75. If the Owner of the policy is not a natural person, the Annuitant must not be older than 75.

For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if you are between the ages of 18 and 75 (between 0-75 for Inherited IRAs). We will accept additional premium payments until 12 months after you reach age 75, unless otherwise limited by the terms of a particular plan.

Transfers

You may transfer amounts between Investment Divisions of the Separate Account, an Asset Allocation Model or to the Fixed Account (if available) at least 30 days before the Annuity Commencement Date, although certain restrictions may apply with respect to transfers into the Fixed Account for Premium based M&E Charge policies. You may not make transfers into the DCA Advantage Plan Account. Transfers made from the DCA Advantage Plan Account to the Investment Divisions are subject to different limitations (See “THE DCA ADVANTAGE PLAN.”). No transfers are allowed from the DCA Advantage Plan Account to the Fixed Account (if available). Except in connection with transfers made pursuant to traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, and the DCA Advantage Plan, the minimum amount that you may transfer from one Investment Division to other Investment Divisions, an Asset Allocation Model or to the Fixed Account, is $500. Except for the traditional Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, and the DCA Advantage Plan, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $25 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

There is no charge for the first twelve transfers in any one Policy Year. Any transfer into or out of an Asset Allocation Model counts as one transfer. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. (See “THE FIXED ACCOUNT.”)

You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See “Virtual Service Center (VSC) and Interactive Voice Response System (IVR).”)

•	submit your request in writing on a form We approve to VPSC at one of the addresses listed in Question 16 of this prospectus (or any other address We indicate to you in writing);

•	use the IVR at 800-598-2019;

•	speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

•	make your request through the Virtual Service Center.

NYLIAC is not liable for any loss, cost or expense for action based on telephone instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

Limits on Transfers

Procedures Designed to Limit Potentially Harmful Transfers—This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

•	reject a transfer request from you or from any person acting on your behalf;

•	restrict the method of making a transfer;

•	charge you for any redemption fee imposed by an underlying Fund; or

•	limit the dollar amount, frequency, or number of transfers.

Currently, if you or someone acting on your behalf requests by telephone and/or electronically transfers into or out of one or more Investment Divisions or an Asset Allocation Model on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions or an Asset Allocation Model on three or more days within any 60-day period, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 16 of this Prospectus. We will provide you with written notice when We take this action.

We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within six months of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

We may change these limitations or restrictions or add new ones at any time without prior notice; your policy will be subject to these changes regardless of the issue date of your policy. All transfers are subject to the limits set forth in this Prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

We apply Our limits on transfers procedures to all owners of this policy without exception.

Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, and/or an Asset Allocation Model the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

Risks Associated with Potentially Harmful Transfers—Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

•

We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

•	Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

(1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

(2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios’ ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

•

Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

•	Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

(1)	an adverse effect on portfolio management, such as:

a)	impeding a portfolio manager’s ability to sustain an investment objective;

b)	causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

c)	causing an underlying Fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

(2)	increased administrative and Fund brokerage expenses.

(3)	dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio’s investments do not reflect an accurate value (sometimes referred to as “time-zone arbitrage” and “liquidity arbitrage”).

Speculative Investing

Do not purchase this policy if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your policy may not be traded on any stock exchange or secondary market. By purchasing this policy you represent and warrant that you are not using this policy, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

Virtual Service Center (VSC) and Interactive Voice Response System (IVR)

Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. We may revoke VSC and IVR privileges for certain policyowners (see “Limits on Transfers”).

To enable you to access the IVR, you will automatically receive a Personal Identification Number (PIN). Along with your Social Security Number, the PIN will give you access to the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

In order to obtain policy information online via the VSC, you are required to register for access. Visit www.newyorklife.com/vsc and click the “Register Now” button to enroll. You will be required to register a unique User Name and Password to gain access. In a safe and secure environment, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions We take based on instructions received through IVR or VSC that We believe are genuine. We will confirm all transactions in writing.

Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) or on non Business Days will be processed as of the next Business Day.

We make the VSC or IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable. If you are experiencing problems, you can send service requests to Us at one of the addresses listed in Question 16 of this Prospectus.

VSC

The VSC is open Monday through Friday, from 7 a.m. until 4 a.m., Saturday, from 7 a.m. until 10 p.m. and Sunday from 2 p.m. until 8 p.m. (Eastern Time).

The VSC enables you to:

•	e-mail your registered representative or VPSC;

•	obtain current policy values;

•	transfer assets between investment options;

•	change the allocation of future premium payments;

•	reset your password;

•	change your address;

•	obtain service forms;

•	view and download policy statements;

•	modify an existing Automatic Asset Reallocation arrangement;

•	change your phone number or e-mail address;

•	view and update beneficiary information; and

•	update your Investor Profile.

The VSC enables you to sign-up to receive future prospectuses and policyowner annual and semi-annual reports for your Policy online at www.newyorklife.com/vsc. Electronic delivery is not available for policies that are owned by corporations, trusts or organizations at this time.

IVR

The IVR is available 24 hours a day, seven days a week. We record all calls.

The IVR enables you to:

•	obtain current Policy values;

•	transfer assets between investment options;

•	change the allocation of future premium payments; and

•	speak with one of Our Customer Service Representatives on Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).

Registered Representative Actions

You may authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. To authorize a third party to have access to your policy information and to make fund transfers between investment options, allocation changes and other permitted transactions, you must send VPSC a Telephone Request Form completed in a form acceptable to Us to one of the addresses noted in Question 16 of this Prospectus. The Customer Service Representative will require certain identifying information (Social Security Number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See “The Policies—Transfers” for information on how to transfer assets between Investment Divisions and/or an Asset Allocation Model.

NYLIAC does not permit current or former registered representatives to obtain authorization to effect policy transactions through the Telephone Request Form. Authorization to these registered representatives will be limited to accessing policy information only.

You may authorize Us to accept electronic instructions from a registered representative or a registered service assistant assigned to your policy in order to make premium allocations, transfers among investment options, Automatic Asset Reallocation (AAR) updates (if applicable) and changes to your investment objective and/or risk tolerance. Your AAR will be cancelled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at that time to be consistent with your investment option transfer and premium allocation changes. To authorize the registered representative(s) or registered service assistants assigned to your policy to make premium allocations and transfers, you must send a completed Trading Authorization Form to VPSC at one of the addresses listed in Question 16 of this Prospectus. We may revoke Trading Authorization privileges for certain policyowners (See “Limits on Transfers”). Trading Authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and other actions, including any limits on transfers.

Faxed requests are not acceptable and will not be honored at any time. In addition, We will not accept e-mailed requests for policy transactions or emails of imaged, signed service requests. E-mail inquires that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

If you select the GIPR Rider, there will be limitations on the ability of your registered representative to effect certain of the transactions described in the sections that follow.

Dollar Cost Averaging Programs

The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC also offers a DCA Advantage Plan under which you may utilize a 6-month DCA Account. (See “THE DCA ADVANTAGE PLAN.”) We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year. There is no charge imposed for either Dollar Cost Averaging program.

We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock—Service Class Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

Month	Amount Transferred	Accumulation Unit Value	Accumulation Units Purchased
1	$100	$10.00	10.00
2	$100	$8.00	12.50
3	$100	$12.50	8.00
4	$100	$7.50	13.33
Total	$400	$38.00	43.83

The average unit price is calculated as follows:

Total share price	=	$38.00	=	$9.50
Number of months		4

The average unit cost is calculated as follows:

Total amount transferred	=	$400.00	=	$9.13
Total units purchased		43.83

In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

(a) Traditional Dollar Cost Averaging

This option, which is available at no additional cost, permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. Please note that for Premium based M&E Charge policies, amounts cannot be transferred to the Fixed Account (if available). You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process transfers under our Traditional Dollar Cost Averaging Option, VPSC must have received a completed Traditional Dollar Cost Averaging request form at one of the addresses listed in Question 16 of this Prospectus no later than five Business Days prior to the date transfers are to begin. You may also process a Traditional Dollar Cost Averaging transfer by any other method we make available. If your Traditional Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Traditional Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 16 of this Prospectus. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

You may cancel the Traditional Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus or contact Us by phone at the number provided in Question 17 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

(b) The DCA Advantage Plan

This feature, which is available at no additional cost, permits you to set up automatic dollar cost averaging using the 6-month DCA Advantage Plan Account when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the Traditional Dollar Cost Averaging, Automatic Asset

Reallocation, or Interest Sweep options. In order to obtain the DCA Advantage Account you must send a completed DCA Advantage Account request form to VPSC at one of the addresses listed in Question 16 of this Prospectus.

You must allocate a minimum of $5,000 to the DCA Advantage Plan Account. If you send less than the $5,000 minimum to be allocated to the DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Plan Account. You must specify the Investment Divisions or Asset Allocation Model into which transfers from the DCA Advantage Plan Account are to be made. You may not make transfers from the DCA Advantage Plan Account into the Fixed Account (if available). However, you may not select the DCA Advantage Plan Account if its duration would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Account will be transferred to the Investment Divisions or Asset Allocation Model in 6 monthly transfers. Dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day (on the next Business Day if the day is not a Business Day) each subsequent month for the duration of the DCA Advantage Plan Account. If a transfer is scheduled to occur on a day that does not exist in a month, it will be processed on the last day of that month or on the next Business Day if the last day of that month is not a Business Day. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of the DCA Advantage Plan Account will equal 1/ 6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.

You may not have more than one DCA Advantage Plan Account open at the same time. Accordingly, any subsequent premium payment We receive for a DCA Advantage Plan Account that is already open will be allocated to that same DCA Advantage Plan Account. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions or Asset Allocation Model within the duration specified. For example, if you allocate an initial premium payment to the DCA Advantage Plan Account under which the 6-month term will end on December 31, 2013 and you make a subsequent premium payment to the 6-month DCA Advantage Plan Account before December 31, 2013, We will allocate the subsequent premium payment to the same 6-month DCA Advantage Plan Account already opened and transfer the entire value of the 6-month DCA Advantage Plan Account to the Investment Divisions or Asset Allocation Model by December 31, 2013 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 6-month period. If an additional premium payment is allocated to the DCA Advantage Plan Account after the duration has expired, the Plan will be re-activated and will earn the interest rate in effect on the Business Day the new premium payment is received at VPSC.

You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Plan Account. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

You cannot make transfers into the DCA Advantage Plan Account from any Allocation Alternative.

Automatic Asset Reallocation

This option, which is available at no additional cost, allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible – Service Class Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity – Service Class Investment Division. Over time, the fluctuations in each of these Investment Division’s investment results will shift the percentages. If you elect the Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may also utilize the Automatic Asset Reallocation Option if your Variable Accumulation Value is allocated to an Asset Allocation Model. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 16 of this Prospectus. You may also process an Automatic Asset Reallocation transfer by any other method we make available. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business days before the date transfers are scheduled to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the reallocation will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. You may modify an existing Automatic Asset Reallocation Option by contacting Us by phone at the number provided in Question 17 of this Prospectus. The minimum Accumulation Value required to elect this option is $2,500. We will suspend this feature automatically if the Separate Account Value is less than $2,000 on a reallocation date. Once the Separate Account Value equals or exceeds this amount, Automatic Asset Reallocation will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions under this option. Your Automatic Asset Reallocation will be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current Automatic Asset Reallocation arrangements. You may prevent this cancellation if a conforming Automatic Asset Reallocation change is processed within one Business Day of the inconsistent premium allocation change or transfer.

You may cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation Option, you may send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus or contact us by phone at the number provided in Question 17 of this Prospectus. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option. However, you have the option of alternating between these two features. You may also utilize the Automatic Asset Reallocation Option if your Variable Accumulation Value is allocated to an Asset Allocation Model.

Interest Sweep

This feature, which is available at no additional cost, allows the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to one or any combination of Investment Divisions or Asset Allocation Model. You must specify the Investment Divisions and/or Asset Allocation Model, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th and 31st of a month). NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day). There is no charge imposed for the Interest Sweep option.

The Interest Sweep option may be utilized in addition to traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. With an Asset Allocation Model, the Interest Sweep option may be utilized with Automatic Asset Reallocation and the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus or contact Us by phone at the number provided in Question 17 of this Prospectus. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such a lower amount as We may determine. Please note that you must utilize the Interest Sweep option if 100% of your premium payments are allocated to the Fixed Account. Also note that Interest Sweep is not available for policies issued in the State of New York.

To establish a new Interest Sweep transfer after the option has been cancelled, you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 16 of this Prospectus. You may also process an Interest Sweep transfer by any other method we make available. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form at least five Business Days prior to the date you request it to begin, transfers will begin on the day of the month you specify in the month following the receipt of your request. Faxed requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion.

Accumulation Period

(a) Crediting of Premium Payments

You can allocate a portion of each premium payment to one or more Investment Divisions, one Asset Allocation Model, the DCA Advantage Plan Account and/or the Fixed Account (if available). The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25. The minimum that you can allocate to an Asset Allocation Model is $25 per Investment Division. You may also allocate all or a portion of each premium payment to the DCA Advantage Plan Account. The minimum amount that you may allocate to the DCA Advantage Plan Account is $5,000. (See “THE DCA ADVANTAGE PLAN.”) We will allocate additional premium payments to the Allocation Alternatives and/or the DCA Advantage Plan Account at the close of the Business Day on which they are received by NYLIAC. We will apply Premium Credits and any Breakpoint Credits to the same Allocation Alternatives and/or the DCA Advantage Plan Account based on the same percentages used to allocate your premium payments.

We will credit that portion of each premium payment (and any Premium Credit or Breakpoint Credits thereon) you allocate to an Investment Division (or to each of the Investment Divisions that make up an Asset Allocation Model) in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of Business Day We are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See “THE FIXED ACCOUNT” for a description of interest crediting.)

(b) Valuation of Accumulation Units

The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

Riders

At no additional charge, We include four riders under the policy: A Living Needs Benefit/Unemployment Rider (available in jurisdictions where approved on and after May 1, 2010), an Unemployment Benefit Rider for Non- Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, a Living Needs Benefit Rider and a Breakpoint Credit Rider for all types of policies. The combination Living Needs Benefit/Unemployment Rider will replace both the Living Needs Benefit Rider and Unemployment Benefit Rider in jurisdictions where approved on and after May 1, 2010. As described below, the Living Needs Benefit and Unemployment Benefit riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events.

We also offer the Investment Protection Plan Rider (available only with policies purchased before July 16, 2012), Investment Protection Plan II Rider (available only with policies purchased before May 1, 2013, in most jurisdictions) ), Guaranteed Investment Protection Rider (available only with policies purchased before May 1, 2014, or in jurisdictions where GIPR 2.0 has not been approved), Guaranteed Investment Protection Rider 2.0 (available only with policies purchased May 1, 2014 or later), Annual Death Benefit Reset Rider and Enhanced Beneficiary Benefit (EBB) Rider described below, which are available at an additional cost. We also include the Enhanced Spousal Continuance Rider (if the EBB Rider is selected) at no additional cost. The riders are only available in those states where they have been approved. Please consult with your registered representative regarding the availability of these riders in your jurisdiction. Please note that benefits payable under the riders are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third party guarantees are involved.

The Investment Protection Plan, Investment Protection Plan II, Guaranteed Investment Protection and Guaranteed Investment Protection 2.0 riders may be appropriate for individuals who appreciate the upside potential that comes with market participation, but are also highly sensitive to protecting their initial premium payment over a pre-determined holding period (10—12 years, or for the Guaranteed Investment Protection Rider 2.0, 12-15 or 20 years). These riders can allow clients to allocate funds to the Investment Divisions with greater confidence by understanding that if their allocations perform poorly over their rider’s holding period, they will not receive less than the rider’s guaranteed amount when their holding period ends.

The Annual Death Benefit Reset (ADBR) rider may be appropriate for individuals who are looking to protect the amount of the initial death benefit and potentially increase it through annual “step-ups” (up to age 80) that are based on gains in the Accumulative Value resulting from favorable Investment Division performance. The Enhanced Beneficiary Benefit (EBB) rider may be appropriate for individuals who do not want to leave a tax liability to their beneficiary(ies) following their death as a result of gains inside their policy.

(a) Living Needs Benefit/Unemployment Rider

This rider is available in jurisdictions where approved. Please contact your registered representative to determine the availability of this rider. Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions. In Connecticut, the rider is named the “Living Needs Benefit Rider” and the Unemployment and disability portions of the rider are not available. In New York, the rider is named “Waiver Of Surrender Charges For Living Needs Qualifying Events” and the Unemployment portion of the rider is not available. In New Jersey, the rider is named the “Living Needs Benefit Rider” and the Unemployment portion of the rider is not available.

You may be eligible to receive all or a portion of the Accumulation Value of your policy without paying a surrender charge if you provide satisfactory proof that a Qualifying Event (as defined below) has occurred. In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum

Accumulation Value of $5,000 and the Qualifying Event must occur on or after the Policy Date. For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply. In addition, none of the benefits of this rider are available for policies where any Owner(s) has attained their 86th birthday on the Policy Date.

The types of Qualifying Events are defined as follows:

Health Care Facility: The Owner is enrolled and living in a Health Care Facility for 60 consecutive days.

Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less.

Disability: A determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months.

Unemployment: A determination letter from the applicable state’s Department of Labor that the Owner qualifies for and has been receiving state unemployment benefits for 60 consecutive days.

A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal.

You will be able to receive benefits under this rider the later of the date you meet the above requirements or the date we receive your documentation in a form acceptable to Us at VPSC at one of the addresses listed in Question 16 of this Prospectus. There is no additional charge for this rider.

(b) Living Needs Benefit Rider

If the Annuitant enters a nursing home, becomes terminally ill or disabled, you, the policyowner may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your documentation in a form acceptable to Us at VPSC. There is no additional charge for this rider.

(c) Unemployment Benefit Rider

For all Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy’s Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state’s Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.

(d) Investment Protection Plan Rider (optional)

The Investment Protection Plan Rider is available only in jurisdictions where approved and with policies purchased before July 16, 2012. The Investment Protection Plan Rider is no longer available for new sales. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. To select this rider for in force policies, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See “OTHER CHARGES—INVESTMENT PROTECTION PLAN RIDER CHARGE.”) When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal (“IPP Proportional Withdrawal”). The IPP Proportional Withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

Please note that benefits payable under the IPP Rider are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third party guarantees are involved.

The amount that is guaranteed under the rider will depend on when you select or reset it:

(i)	At the time of application: The amount that is guaranteed will equal the initial premium payment and Premium Credit thereon plus any additional premium payments and Premium Credits thereon We receive in the first Policy Year, less all IPP Proportional Withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

(ii)	While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all IPP Proportional Withdrawals. The Rider will take effect on the next Policy Anniversary following the date VPSC receives your application for the rider at one of the addresses listed in Question 16 of this Prospectus.

(iii)	Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect subject to the following limitations: (1) the latest available reset date for Non-qualified Policies is ten (10) years prior to the Annuity Commencement Date and (2) for Qualified Policies, you must be age 65 or younger. To reset the guaranteed amount, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all IPP Proportional Withdrawals. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See “OTHER CHARGES—INVESTMENT PROTECTION PLAN RIDER CHARGE” and “OTHER CHARGES—RIDER RISK CHARGE ADJUSTMENT.”)

In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

If you selected this rider on or after February 15, 2010, you will only be allowed to allocate your premium payments to certain Allocation Alternatives and the DCA Advantage Plan Account. You may not allocate more than 25% of your initial premium payment to the Fixed Account. In addition, you may not have more than 25% of your policy’s Accumulation Value allocated to the Fixed Account on the rider’s effective date for in-force policies. The Investment Division restrictions associated with the IPP Rider seek to moderate overall volatility or hedge against downmarket volatility, and may limit your participation in positive investment performance. Other investment options that are available if you do not select the IPP Rider may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with the IPP Rider meet your investment objectives and risk tolerance. The Fixed Account is not available for policies issued in the State of New York. In addition, the Fixed Account is not available in the State of Washington if the IPP Rider is selected. The version of the IPP Rider that became available on or after February 15, 2010 is the same as the version of the rider available prior to February 15, 2010 in all other respects. The allowable Allocation Alternatives under the IPP Rider available on or after February 15, 2010 are as follows:

Fixed Account*

MainStay VP Balanced—Service Class

MainStay VP Bond—Service Class

MainStay VP Cash Management

MainStay VP Conservative Allocation—Service Class

MainStay VP Convertible – Service Class

MainStay VP Floating Rate—Service Class

MainStay VP Government—Service Class

MainStay VP High Yield Corporate Bond—Service Class

MainStay VP Income Builder – Service Class

MainStay VP Janus Balanced—Service Class

MainStay VP Janus Balanced—Initial Class

MainStay VP Marketfield – Service Class

MainStay VP MFS® Utilities – Service Class

MainStay VP Moderate Allocation—Service Class

MainStay VP Moderate Growth Allocation—Service Class

MainStay VP PIMCO Real Return—Service Class

MainStay VP Unconstrained Bond—Service Class

BlackRock® Global Allocation V.I. Fund—Class III Shares

BlackRock® High Yield V.I. Fund – Class III Shares

PIMCO VIT Total Return Portfolio – Advisor Class

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class

*	You may not allocate more than 25% of your initial premium payment to the Fixed Account. Also, for in-force policies, no more than 25% of your policy’s Accumulation Value may be allocated to the Fixed Account on the Rider’s effective date.

You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.

You may cancel this rider within 30 days after delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. To cancel the rider, you must return it to VPSC at one of the addresses listed in Question 16 of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, We will promptly cancel the Rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge that may have been deducted. (See “OTHER CHARGES—RIDER RISK CHARGE ADJUSTMENT.”) The cancellation of the rider after the 30-day period will be effective as of the date VPSC receives your cancellation request.

This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA, SEP IRA and SIMPLE IRA policies if the policyowner is age 65 or younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies. For policies issued prior to February 15, 2010, this rider is not available if more than 50% of the policy’s Accumulation Value is in the Fixed Account when the rider is selected.

This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years. In addition, this rider has no impact on any amount paid upon your death or the death of the Annuitant.

Partial withdrawals will reduce the guaranteed amount and the amount of charges assessed for the rider. However, please note that charges assessed for this rider prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted.

We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the guaranteed amount. In this example, We have assumed the following:

(1)	the rider is selected at the time of application;

(2)	an initial premium payment of $100,000 is made;

(3)	a Credit of $4,000 is applied to your policy;

(4)	no additional premium payments are made;

(5)	a withdrawal of $20,000 is made in the eighth Policy Year;

(6)	the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

(7)	the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

The guaranteed amount at time of application was $104,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the IPP Proportional Withdrawal. We calculated the amount of the IPP Proportional Withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

IPP Proportional Withdrawal = ($20,000/$80,000) x $104,000 = $26,000

To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the IPP Proportional Withdrawal from the initial guaranteed amount: ($104,000—$26,000) = $78,000. If this policy is surrendered in the tenth Policy Year, the policyowner receives $78,000 even though the Accumulation Value has decreased to $50,000.

(e) Investment Protection Plan II Rider (optional)

As of May 1, 2013, the Investment Protection Plan II Rider (“IPP II”) is no longer available for new sales. If you selected IPP II, you will be eligible to receive a onetime adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under IPP II on the 12th policy anniversary of the effective date of IPP II (or the 12th policy anniversary of any reset of IPP II). IPP II will end on the 12th policy anniversary of the rider effective date (or any reset of IPP II). While IPP II is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See “OTHER CHARGES—INVESTMENT PROTECTION PLAN II RIDER CHARGE.”) When you make a partial withdrawal, We will reduce the amount that is guaranteed under IPP II by the amount of the proportional withdrawal (“IPP II Proportional Withdrawal”). An IPP II Proportional Withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

Please note that benefits payable under IPP II are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third party guarantees are involved.

The amount that is guaranteed under IPP II is as follows:

(i)	At the time of application: The amount that is guaranteed will equal the initial premium payment and any Premium Credit thereon plus any additional premium payments, Premium Credits and Breakpoint Credits, if any, thereon We receive in the first Policy Year, less all IPP II Proportional Withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. IPP II will take effect on the Policy Date.

(ii)

Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while IPP II is in effect as long as you and the Annuitant are age 78 or younger. To reset the guaranteed amount, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all IPP II Proportional Withdrawals taken after the reset. We may also set a new charge for IPP II and the Rider Risk Charge Adjustment on that Policy Anniversary. (See “OTHER CHARGES— INVESTMENT PROTECTION PLAN II RIDER CHARGE” and “OTHER CHARGES—RIDER RISK CHARGE ADJUSTMENT.”). Typically, you would effect a reset in order to increase the guaranteed amount under IPP II. Please note that if you reset the guaranteed amount under IPP II, you will not be eligible to receive a one time adjustment to your Accumulation Value until the 12th policy anniversary after the effective date of any reset.

A policyowner may cancel a request to reset the guaranteed amount at any time prior to or within 30 days after the effective date of the reset. If you cancel your request to reset, no change will be made to IPP II’s effective date, maturity date, charge rate or the Rider Risk Charge Adjustment.

You will only be allowed to allocate your premium payments to certain Allocation Alternatives and the DCA Advantage Plan Account. You may not allocate more than 25% of your initial premium payment to the Fixed Account. The Fixed Account is not available for policies issued in the State of New York. In addition, the Fixed Account is not available in the State of Washington if the IPP II Rider is selected. The allowable Allocation Alternatives under IPP II are as follows:

Fixed Account*

MainStay VP Balanced – Service Class

MainStay VP Bond – Service Class

MainStay VP Cash Management

MainStay VP Conservative Allocation – Service Class

MainStay VP Convertible – Service Class

MainStay VP Floating Rate – Service Class

MainStay VP Government – Service Class

MainStay VP High Yield Corporate Bond – Service Class

MainStay VP Income Builder – Service Class

MainStay VP Janus Balanced – Service Class

MainStay VP Marketfield – Service Class

MainStay VP MFS® Utilities – Service Class

MainStay VP Moderate Allocation – Service Class

MainStay VP Moderate Growth Allocation – Service Class

MainStay VP PIMCO Real Return – Service Class

MainStay VP Unconstrained Bond – Service Class

BlackRock® Global Allocation V.I. Fund – Class III Shares

BlackRock® High Yield V.I. Fund – Class III Shares

PIMCO VIT Total Return Portfolio – Advisor Class

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class

*	You may not allocate more than 25% of your initial premium payment to the Fixed Account.

The Investment Division restrictions associated with the IPP II Rider seek to moderate overall volatility or hedge against downmarket volatility, and may limit your participation in positive investment performance. Other investment options that are available if you do not select the IPP II Rider may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with the IPP II Rider meet your investment objectives and risk tolerance.

With IPP II, you do not have to surrender the policy in order to receive any applicable benefit. You will be eligible to receive the benefit (if applicable) under IPP II on the 12th Policy Anniversary after the later of the Policy Date or the effective date of any reset. You do not need to take any action. We will inform you in writing in the event that you are eligible to receive a one-time adjustment to your Accumulation Value. We will also inform you of your options in the event that such one-time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value (which may be subject to surrender charges), or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, We will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under the terms of IPP II may be taxable and you may be subject to a 10% tax penalty if such amounts are paid before you reach age 59 1/2.

You may cancel IPP II within 30 days after delivery of the policy. To cancel, you must return IPP II to VPSC at one of the addresses listed in Question 16 of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, We will promptly cancel IPP II and refund any IPP II charges which may have been deducted. After this 30-day period, you still have the right to discontinue IPP II. However, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any IPP II charges that may have been deducted. (See “OTHER CHARGES—RIDER RISK CHARGE ADJUSTMENT.”) The cancellation of IPP II after the 30-day period will be effective as of the date VPSC receives your cancellation request.

IPP II is available with all Non-Qualified policies, IRA, SEP IRA, Simple IRA and Roth IRA policies if the policyowner is age 75 or younger on the rider effective date. The rider is not available on TSA and Inherited IRA policies.

IPP II will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one-time adjustment to your Accumulation Value. Therefore, you should select IPP II only if you intend to keep the policy for at least 12 years.

Partial withdrawals will reduce the guaranteed amount and the amount of charges assessed for IPP II. However, please note that charges assessed for IPP II prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted.

We have set forth below an example of how the benefit from IPP II may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the guaranteed amount. In this example, We have assumed the following:

(1)	IPP II is selected at the time of application;

(2)	An initial premium payment of $100,000 is made;

(3)	A Credit of $4,000 is applied to your policy;

(4)	No additional premium payments are made;

(5)	A withdrawal of $20,000 is made in the eighth policy year;

(6)	The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

(7)	The Accumulation value on the 12th Policy Anniversary has decreased to $50,000.

The guaranteed amount at the time of application was $104,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the IPP II Proportional Withdrawal. We calculated the amount of the IPP II Proportional Withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

IPP II Proportional Withdrawal = ($20,000/$80,000) x $104,000 = $26,000

To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the IPP II Proportional Withdrawal from the initial guaranteed amount: ($104,000 – $26,000) = $78,000. On the 12th Policy Anniversary the Accumulation Value ($50,000) is less than the guaranteed amount of $78,000. Therefore, you are eligible to receive a one-time adjustment to your Accumulation Value of $28,000 and the rider will end. You would not have been eligible to receive this adjustment to your Accumulation Value if you had not purchased the IPP II Rider.

(f) Guaranteed Investment Protection Rider (optional)

The Guaranteed Investment Protection Rider (“GIPR”) became available as of May 1, 2013. GIPR is available only at the time of application in jurisdictions where the Guaranteed Investment Protection Rider 2.0 (“GIPR 2.0”) has not been approved. If you select GIPR, you will be eligible to receive a one-time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under GIPR on the 12th policy anniversary of the effective date of GIPR (or the 12th policy anniversary of any reset of GIPR). GIPR will end on the 12th policy anniversary of the rider effective date (or the most recent reset of GIPR). While GIPR is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See “OTHER CHARGES—Guaranteed Investment Protection Rider Charge (optional).”) When you make a partial withdrawal, We will reduce the amount that is guaranteed under GIPR by the amount of the proportional withdrawal (“GIPR Proportional Withdrawal”). A GIPR Proportional Withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

Please note that benefits payable under GIPR are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third party guarantees are involved.

The amount that is guaranteed under GIPR is as follows:

(i)	At the time of application: The amount that is guaranteed will equal the initial premium payment and any Premium Credit thereon plus any additional premium payments, Premium Credits and Breakpoint Credits, if any, thereon We receive in the first Policy Year, less all GIPR Proportional Withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. GIPR will take effect on the Policy Date.

(ii)

Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while GIPR is in effect as long as you and the Annuitant are age 78 or younger. To reset the guaranteed amount, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all GIPR Proportional Withdrawals taken after the reset. We may also set a new charge for GIPR and the Rider Risk Charge Adjustment on that Policy Anniversary. (See “OTHER CHARGES— Guaranteed Investment Protection Rider Charge (optional).” and “OTHER CHARGES—Rider Risk Charge Adjustment (optional).”). Typically, you would effect a reset in order to increase the guaranteed amount under GIPR. Please note that if you reset the guaranteed amount under GIPR, you will not be eligible to receive a one-time adjustment to your Accumulation Value until the 12th policy anniversary after the effective date of any reset.

A policyowner may cancel a request to reset the guaranteed amount at any time prior to or within 30 days after the effective date of the reset. If you cancel your request to reset, no change will be made to GIPR’s effective date, maturity date, charge rate or the Rider Risk Charge Adjustment.

You will be allowed to allocate your premium payments to the Allocation Alternatives and the DCA Advantage Plan Account subject to the restrictions set forth in Appendix 2. You may not allocate any monies to the Fixed Account while GIPR is in effect. Upon any termination of GIPR, the Fixed Account will be an available investment option. Also, Traditional DCA is not available with GIPR. The Fixed Account is not available for policies issued in the State of New York. If you select GIPR, Investment Division restrictions will apply to the Investment Divisions that you may choose during the accumulation phase. These restrictions will limit the amount you can allocate to the Investment Divisions. You may allocate your premium payment to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds, or to one of the available Asset Allocation Models. Individual transfers between Investment Divisions and/or Asset Allocation Models are not allowed. Each policy quarter, we will automatically rebalance your current allocations to conform to your most recent allocation instructions. If you wish to complete an individual transfer between the Investment Divisions, or change to a different Asset Allocation Model, you must send a reallocation form to VPSC at one of the addresses in Question 16 of this Prospectus. The Asset Allocation Categories and Asset Allocation Models are set forth in Appendix 2.

The Investment Division restrictions associated with the GIPR Rider seek to moderate overall volatility or hedge against downmarket volatility, and may limit your participation in positive investment performance. Other investment options that are available if you do not select the GIPR Rider may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with the GIPR Rider meet your investment objectives and risk tolerance.

With GIPR, you do not have to surrender the policy in order to receive any applicable benefit. You will be eligible to receive the benefit (if applicable) under GIPR on the 12th Policy Anniversary after the later of the Policy Date or the effective date of any reset. You do not need to take any action. We will inform you in writing in the event that you are eligible to receive a one-time adjustment to your Accumulation Value. We will also inform you of your options in the event that such one-time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value (which may be subject to surrender charges), or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, We will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under the terms of GIPR may be taxable and you may be subject to a 10% tax penalty if such amounts are paid before you reach age 59 1/2.

You may cancel GIPR within 30 days after delivery of the policy. To cancel, you must return GIPR to VPSC at one of the addresses listed in Question 16 of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, We will promptly cancel GIPR and refund any GIPR charges which may have been deducted. After this 30-day period, you still have the right to discontinue GIPR. However, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any GIPR charges that may have been deducted. (See “OTHER CHARGES—Rider Risk Charge Adjustment (optional).”) The cancellation of GIPR after the 30-day period will be effective as of the date VPSC receives your cancellation request. You should consider the cost of cancelling GIPR prior to selecting it.

GIPR is available with all Non-Qualified policies, IRA, SEP IRA, Simple IRA and Roth IRA policies if the policyowner is age 75 or younger on the rider effective date. The rider is not available on TSA and Inherited IRA policies.

GIPR will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one-time adjustment to your Accumulation Value. Therefore, you should select GIPR only if you intend to keep the policy for at least 12 years.

Upon your death, GIPR and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the primary beneficiary in order to continue GIPR and the policy. If your spouse chooses to continue GIPR and the policy, no death benefit proceeds will be paid upon your death.

Partial withdrawals will reduce the guaranteed amount and the amount of charges assessed for GIPR. However, please note that charges assessed for GIPR prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted.

We have set forth below an example of how the benefit from GIPR may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the guaranteed amount. In this example, We have assumed the following:

(1)	GIPR is selected at the time of application;

(2)	An initial premium payment of $100,000 is made;

(3)	A Credit of $4,000 is applied to your policy;

(4)	No additional premium payments are made;

(5)	A withdrawal of $20,000 is made in the eighth policy year;

(6)	The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

(7)	The Accumulation value on the 12th Policy Anniversary has decreased to $50,000.

The guaranteed amount at the time of application was $104,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the GIPR Proportional Withdrawal. We calculated the amount of the GIPR Proportional Withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

GIPR Proportional Withdrawal = ($20,000/$80,000) x $104,000 = $26,000

To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the GIPR Proportional Withdrawal from the initial guaranteed amount: ($104,000 – $26,000) = $78,000. On the 12th Policy Anniversary the Accumulation Value ($50,000) is less than the guaranteed amount of $78,000. Therefore, you are eligible to receive a one-time adjustment to your Accumulation Value of $28,000 and the rider will end. You would not have been eligible to receive this adjustment to your Accumulation Value if you had not purchased the GIPR Rider.

(g) Guaranteed Investment Protection Rider 2.0 (optional)

The Guaranteed Investment Protection Rider (“GIPR 2.0”) became available as of May 1, 2014. GIPR 2.0 is available only at the time of application in jurisdictions where approved. GIPR 2.0 allows you to choose among 5 different holding periods, or terms (the 20-year term may not be available in all jurisdictions). If you select GIPR 2.0, you will be eligible to receive a one-time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under GIPR 2.0 on the applicable policy anniversary of the effective date for the term you choose. You may request to reset the guaranteed amount under certain circumstances, as described below.

GIPR 2.0 will end on the applicable policy anniversary of the rider effective date (or most recent reset date) for the term you choose. While GIPR 2.0 is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See “OTHER CHARGES—Guaranteed Investment Protection Rider 2.0 Charge (optional).”) When you make a partial withdrawal, We will reduce the amount that is guaranteed under GIPR 2.0 by the amount of the proportional withdrawal (“GIPR 2.0 Proportional Withdrawal”). A GIPR 2.0 Proportional Withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

Please note that benefits payable under GIPR 2.0 are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third party guarantees are involved.

The amount that is guaranteed under GIPR 2.0 is as follows:

(i)	At the time of application for 12, 13, 14, or 15 year terms: The amount that is guaranteed will equal the initial premium payment and any Premium Credit thereon plus any additional premium payments and Premium Credits thereon that We receive in the first Policy Year, less all GIPR 2.0 Proportional Withdrawals.

(ii)	At the time of application for the 20 year term: The amount that is guaranteed will equal 150% of the sum of the initial premium payment and any Premium Credit thereon plus any additional premium payments, and Premium Credits thereon that We receive in the first Policy Year, less all GIPR 2.0 Proportional Withdrawals.

(iii)	For all terms, premium payments made after the first Policy Year will not be included in the amount that is guaranteed. GIPR 2.0 will take effect on the Policy Date.

(iv)	Resetting the guaranteed amount:

You may request to reset the amount that is guaranteed at any time while GIPR 2.0 is in effect as long as you and the Annuitant are age 75 or younger (for the 12, 13, 14 and 15 year terms), or age 70 or younger (for the 20 year term). To reset the guaranteed amount, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will be increased to equal the Accumulation Value (for 12-15 year terms) or 150% of the Accumulation Value (for the 20 year term), on the next Policy Anniversary, less all GIPR 2.0 Proportional Withdrawals taken after the reset. We may also set a new charge for GIPR 2.0 and the Rider Risk Charge Adjustment on that Policy Anniversary. (See “OTHER CHARGES— Guaranteed Investment Protection Rider Charge (optional).” and “OTHER CHARGES—Rider Risk Charge Adjustment (optional).”). Typically, you would decide to reset in order to increase the guaranteed amount under GIPR 2.0. Please note that if you reset the guaranteed amount under GIPR 2.0, you will not be eligible to receive a one-time adjustment to your Accumulation Value until the policy anniversary applicable to the original rider term you chose after the effective date of any reset. We can suspend your right to reset the guaranteed amount at any time.

A policyowner may cancel a request to reset the guaranteed amount at any time prior to or within 30 days after the effective date of the reset. If you cancel your request to reset, no change will be made to GIPR 2.0’s effective date, maturity date, charge rate or the Rider Risk Charge Adjustment.

If you select GIPR 2.0, You will be allowed to allocate your premium payments to the Allocation Alternatives and the DCA Advantage Plan Account subject to the restrictions set forth in Appendix 2.

You may not allocate any monies to the Fixed Account while GIPR 2.0 is in effect. Upon any termination of GIPR 2.0, the Fixed Account will be an available investment option. Also, Traditional DCA is not available with GIPR 2.0. The Fixed Account is not available for policies issued in the State of New York.

If you select GIPR 2.0, we will limit the amount you can allocate to the Investment Divisions. You may allocate your premium payment to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds, or to one of the 2014 Asset Allocation Models. Individual transfers between Investment Divisions and/or Asset Allocation Models are not allowed. If you wish to complete an individual transfer between the Investment Divisions, or change to a different Asset Allocation Model, you must send a reallocation form to VPSC at one of the addresses in Question 16 of this Prospectus. Each policy quarter, We will automatically rebalance your current allocations to conform to your most recent allocation instructions. The Investment Division restrictions associated with the GIPR 2.0 Rider seek to moderate overall volatility or hedge against downmarket volatility, and may limit your participation in positive investment performance. Other investment options that are available if you do not select the GIPR 2.0 Rider may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with GIPR 2.0 meet your investment objectives and risk tolerance. The Asset Allocation Categories and Asset Allocation Models are set forth in Appendix 2.

If you choose to reset your guaranteed amount, the restrictions on investment allocations may change. These changes could include an adjustment to the minimum and/or maximum allocation percentages available under the Asset Allocation Categories, adding or removing Asset Allocation Models, or discontinuing the availability of the DCA Advantage Account.

With GIPR 2.0, you do not have to surrender the policy in order to receive any applicable benefit. You will be eligible to receive the benefit (if applicable) under GIPR 2.0 on the Policy Anniversary for the term you chose after the later of the Policy Date or the effective date of any reset. You do not need to take any action. We will inform you in writing in the event that you are eligible to receive a one-time adjustment to your Accumulation Value. We will also inform you of your options in the event that such one-time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value (which may be subject to surrender charges), or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, We will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under GIPR 2.0 may be taxable and you may be subject to a 10% tax penalty if such amounts are paid before you reach age 59 1/2.

You may cancel GIPR 2.0 within 30 days after delivery of the policy. To cancel, you must return GIPR 2.0 to VPSC at one of the addresses listed in Question 16 of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, We will promptly cancel GIPR 2.0 and refund any GIPR 2.0 charges which may have been deducted. After this 30-day period, you still have the right to discontinue GIPR. However, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any GIPR 2.0 charges that may have been deducted. (See “OTHER CHARGES—Rider Risk Charge Adjustment (optional).”) The cancellation of GIPR 2.0 after the 30-day period will be effective as of the date VPSC receives your cancellation request. You should consider the cost of cancelling GIPR prior to selecting it.

GIPR 2.0 is available with all Non-Qualified policies, IRA, SEP IRA, Simple IRA and Roth IRA policies if the policyowner is age 75 or younger (70 or younger for the 20-year term) on the rider effective date. The rider is not available on TSA and Inherited IRA policies.

GIPR 2.0 will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one-time adjustment to your Accumulation Value. Therefore, you should select GIPR 2.0 only if you intend to keep the policy for at least the rider term you choose (12-15 or 20 years). Upon your death, GIPR 2.0 and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the primary beneficiary in order to continue GIPR 2.0 and the policy. If your spouse chooses to continue GIPR 2.0 and the policy, no death benefit proceeds will be paid upon your death.

Partial withdrawals will reduce the guaranteed amount and the amount of charges assessed for GIPR 2.0. However, please note that charges assessed for GIPR 2.0 prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted.

We have set forth below an example of how the benefit from GIPR 2.0 may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the guaranteed amount. In this example, We have assumed the following:

(1)	GIPR 2.0 with a 12, 13, 14, or 15 year term is selected at the time of application;

(2)	An initial premium payment of $100,000 is made;

(3)	A Credit of $4,000 is applied to your policy;

(4)	No additional premium payments are made;

(5)	A withdrawal of $20,000 is made in the eighth policy year;

(6)	The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

(7)	The Accumulation Value on the Policy Anniversary corresponding to the term you chose has decreased to $50,000.

The guaranteed amount when We issued the policy was $104,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the GIPR 2.0 Proportional Withdrawal. We calculated the amount of the GIPR 2.0 Proportional Withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

GIPR 2.0 Proportional Withdrawal = ($20,000/$80,000) x $104,000 = $26,000

To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the GIPR 2.0 Proportional Withdrawal from the initial guaranteed amount: ($104,000 – $26,000) = $78,000.

On the Policy Anniversary for the term you chose, the Accumulation Value ($50,000) is less than the guaranteed amount of $78,000. Therefore, you are eligible to receive a one-time adjustment to your Accumulation Value of $28,000.

If you had chosen the 20-year term, the guaranteed amount would have been $117,000 (150% of $78,000), and the one time adjustment would be $67,000.

After the adjustment is paid, the rider will end. You would not have been eligible to receive this adjustment to your Accumulation Value if you had not purchased the GIPR 2.0 Rider.

GIPR 2.0 Death Benefit. If the policyowner dies within two Policy Years of the last day of the Rider term then in effect, the death benefit will equal the guaranteed amount for that Rider term, if that guaranteed amount is higher than the Accumulation Value or the Adjusted Death Benefit Premium Payments on the date of death. However, if there is an ADBR Rider in effect, and the death benefit under the ADBR Rider is higher than the Accumulation Value or the GIPR 2.0 guaranteed amount, We will pay the death benefit available under the ADBR Rider. Payment of a death benefit terminates the GIPR 2.0 rider.

(h) Enhanced Beneficiary Benefit Rider (optional)

The Enhanced Beneficiary Benefit (EBB) Rider is available only at the time of application, in jurisdictions where approved. The EBB Rider is not available with the Annual Death Benefit Reset Rider (ADBR) in the State of New Jersey. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

While this rider is in effect, We will deduct a charge from your Accumulation Value each policy quarter. (See “CHARGES AND DEDUCTIONS—Other Charges—Enhanced Beneficiary Benefit Rider Charge.”)

The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds at VPSC. The applicable percentage varies based upon your age. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the owner is 70 or younger, and 25% where the owner is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

Age of Owner at Issue	Range of Applicable Percentages
70 or younger	Not less than 40% nor greater than 60%
71 to 75 inclusive	Not less than 20% nor greater than 40%

When you select the EBB Rider, the applicable percentage will appear on your Policy Data Page. The applicable percentage for the policy will not change once the policy is issued. Please check with your registered representative for further details.

The Gain equals the policy’s Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less proportional withdrawals (“EBB Proportional Withdrawals”). EBB Proportional Withdrawals are the amount(s) withdrawn from the policy (including any surrender charges, if applicable) divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary at VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the owner is 70 or younger, and 75% where the owner is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this rider, the applicable percentage will appear on your Policy Data Page. Please check with your registered representative for further details.

There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy’s Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see THE POLICIES—Riders—Enhanced Spousal Continuance Rider), 4) if We elect to terminate the policy pursuant to the policy’s termination provision, or 5) if you transfer ownership of the policy. As discussed below in “THE POLICIES—Riders—Enhanced Spousal Continuance Rider”, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. This rider cannot be cancelled without surrendering your policy. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, We assume the following:

1.	The rider is elected at the time of application;

2.	You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

3.	A withdrawal of $20,000 is made in the fourth Policy Year;

4.	Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

5.	If You die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

6.	The Enhanced Beneficiary Benefit Rider percentage equals 50%.

First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus EBB Proportional Withdrawals):

Adjusted Premium Payments = $200,000 – $16,000 = $184,000

Third, the Gain is calculated (Accumulation Value – Adjusted Premium Payments):

Gain = $250,000 – $184,000 = $66,000

Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

Enhanced Beneficiary Benefit = $66,000 x 50% = $33,000

In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

(i) Enhanced Spousal Continuance Rider (optional)

If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance Rider (“ESC Rider”) at no charge. The ESC Rider will not be included on policies sold in connection with Section 403(b) tax-sheltered annuities.

Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are not the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Account).

The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. This rider cannot be cancelled without surrendering your policy.

Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

(j) Annual Death Benefit Reset (ADBR) Rider (optional)

You may enhance your Policy’s standard death benefit by purchasing the optional ADBR Rider. The ADBR Rider is available only at the time of application, in jurisdictions where approved. The ADBR Rider is not available with the EBB Rider in the State of New Jersey. If you select this rider and you die prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment at VPSC. For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. The amount will be the greatest of:

(a)	the Accumulation Value, less any (outstanding loan balance and any) Premium Credits credited to the Accumulation Value if the Credits occurred within the immediately preceding twelve months of the date of death (unless prohibited by state law);

(b)	the Adjusted Death Benefit Premium Payments; or

(c)	the “Reset Value”, as defined in the next paragraph, plus any additional premium payments made since the most recent “Reset Anniversary (not including any applicable Premium Credits, if credited to the policy within the twelve months immediately preceding death),” less proportional withdrawals (“ADBR Proportional Withdrawals”) made since the most recent Reset Anniversary.

We automatically recalculate the Reset Value, with respect to any policy, every year from the Policy Date (“Reset Anniversary”) until you reach age 80 (or the Annuitant if the Owner is not a natural person). For policies owned by a grantor trust, the Reset Value will be recalculated until any grantor reaches age 80. On the First Policy Anniversary, the Reset Value is defined as the greatest of (a) the Accumulation Value less any Premium Credits credited to the Accumulation Value if the Premium Credits occurred within the immediately preceding twelve months of the date of death (unless prohibited by state law); and (b) the Adjusted Death Benefit Premium Payments. The Reset Value on the second and each subsequent Reset Anniversary is defined as the greatest of (a) the Accumulation Value less any Premium Credits credited to the Accumulation Value if the Premium Credits occurred within the immediately preceding twelve months of the date of death (unless prohibited by state law) on the current Reset Anniversary; and (b) the Reset Value on the prior Reset Anniversary, plus any premium payments and any applicable Premium Credits and/or Breakpoint Credits made since the prior Reset Anniversary (less any applicable Premium Credits, if credited to the Accumulation Value within the twelve months immediately preceding death), less any ADBR Proportional Withdrawals since the prior Reset Anniversary.

If you select the ADBR Rider after May 1, 2011, in jurisdictions where approved, the rider benefit will no longer reset after the Owner’s death or for grantor trust owned policies, the death of any grantor. The only exception is if the policy remains inforce under the spousal option provision of the Policy, if available. If the Owner is not a natural person, or a grantor trust, the rider benefit will no longer reset after the death of the Annuitant. In addition, in jurisdictions where approved, if an ownership change or assignment of the policy is made, other than as explicitly described in the rider, the rider will terminate and no Reset Value will be payable. If the rider is terminated, the death benefit payable will be the benefit provided in the Death Before Annuity Commencement section of this Prospectus.

An ADBR Proportional Withdrawal is an amount equal to the amount withdrawn from the policy (including applicable surrender charges) divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the Reset Value immediately preceding the withdrawal.

We have set forth below an example of how the ADBR Rider is calculated for an owner who is age 63. The current annual rider charge is 0.30% of the Reset Value as of the last Policy Anniversary, deducted quarterly. In this example, We have assumed the following:

(1)	you purchase this policy with a $200,000 initial premium payment (no additional premium payments are made); a Premium Credit of $8,000 is applied to this payment

(2)	the Accumulation Value as of the first Policy Anniversary is $250,000 (this is the Reset Value)

(3)	the current Accumulation Value is $240,000

(4)	you make a partial withdrawal of $15,000 in the Policy Year 2 (no surrender charges are applicable)

(5)	you die at the beginning of the second policy quarter of Policy Year 2 after the withdrawal

(6)	the Accumulation Value on the date We receive the necessary requirements to pay the death benefit is $225,000 ($240,000 – $15,000)

(7)	the charge for the ADBR Rider is assessed: 0.30% annually (0.075% per quarter)

(8) the Death Benefit is the greatest of:

a)	the Accumulation Value

$225,000

b)	the Adjusted Death Benefit Premium Payments

= $187,500

c)	the “Reset Value,” which is the greatest of:

1.	the Accumulation Value

$225,000

2.	the prior Reset Value as of the last Reset Anniversary, plus any premium payments and any Premium Credits and/or Breakpoint Credits made since the prior Reset Anniversary (less any applicable Premium Credits, if credited to the Accumulation Value within the twelve months immediately preceding death), less ADBR Proportional Withdrawals since the prior Reset Anniversary.

= $234,375

In this example, your Beneficiary would receive $234,375.00.

The ADBR Rider ends upon the earlier of the following:

1)	the Annuity Commencement Date,

2)	the date you surrender the policy, or

3)	the date we terminate the policy.

Notwithstanding the foregoing, the Rider will not end and all of the Rider’s provisions and quarterly charges will continue to be deducted as if the new owner had purchased the policy on the original Policy Date if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death.

You cannot cancel this Rider without surrendering your policy.

(k) Investment Protection Plan Rider/Annual Death Benefit Reset Rider Package (optional)

If you elect the Investment Protection Plan Rider/Annual Death Benefit Reset Rider combination package (“IPP + ADBR”) (in jurisdictions where available), you will receive both the ADBR and IPP riders at a reduced cost. Please note that if the IPP rider is cancelled, the charge for the ADBR rider will revert to the charge that is assessed for that rider, if purchased separately. See “CHARGES AND DEDUCTIONS — Investment Protection Plan Rider/Annual Death Benefit Reset Rider Package Charge” for more details.

(l) Investment Protection Plan II Rider/Annual Death Benefit Reset Rider Package (optional)

If you elect the Investment Protection Plan II Rider/Annual Death Benefit Reset Rider combination package (“IPP II + ADBR”) (in jurisdictions where available), you will receive both the ADBR and IPP II riders at a reduced cost. Please note that if IPP II is cancelled, the charge for the ADBR rider will revert to the charge that is assessed for that rider, if purchased separately. See “CHARGES AND DEDUCTIONS — Investment Protection Plan II Rider/Annual Death Benefit Reset Rider Package Charge (optional)” for more details.

(m) Guaranteed Investment Protection Rider or Guaranteed Investment Protection Rider 2.0/Annual Death Benefit Reset Rider Package (optional)

If you elect the Guaranteed Investment Protection Rider/Annual Death Benefit Reset Rider (“GIPR+ADBR”) or the Guaranteed Investment Protection Rider 2.0/Annual Death Benefit Reset Rider combination package (“GIPR 2.0 + ADBR”) (in jurisdictions where available; if the GIPR 2.0 is available in your jurisdiction, you cannot select the GIPR), you will receive both the ADBR and GIPR or GIPR 2.0 riders at a reduced cost. Please note that if GIPR or GIPR 2.0 is cancelled, the charge for the ADBR rider will revert to the charge that is assessed for that rider, if purchased separately. See “CHARGES AND DEDUCTIONS — Guaranteed Investment Protection Rider/Annual Death Benefit Reset Rider Package Charge (optional)” for more details.

(n) Breakpoint Credit Rider

Under the Breakpoint Credit Rider, we will apply a Breakpoint Credit to that portion of the total amount of all premium payments that exceed $1,000,000, subject to the Breakpoint Credit Rate schedule that is in effect at the time such premium payment is made. The Breakpoint Credit is calculated as a percentage of that portion of an Eligible Premium Payment made to the policy. An Eligible Premium Payment is that portion of the total amount of all premium payments made to the policy in excess of $1,000,000. There is no additional charge for this rider.

The Breakpoint Credit applicable to a premium payment varies, depending on the total amount of the premium payment(s) received under the policy. The Breakpoint Credit is determined by multiplying each portion of an Eligible Premium Payment amount by the applicable Breakpoint Credit Rate, in accordance with the Breakpoint Credit Rate Schedule attached below. If more than one Breakpoint Credit Rate applies for an Eligible Premium Payment, the Breakpoint Credit is equal to the sum of the Breakpoint Credit amounts determined for each applicable Breakpoint Credit Rate.

As of the date of this Prospectus, the Breakpoint Credit Rates and Eligible Premium Payment(s) to which they apply are as follows:

Breakpoint Credit Rate Schedule

Eligible Premium Payment(s)		Breakpoint Credit Rate
That exceed(s)	Up to and including
$1,000,000*	$2,500,000	1.00%
$2,500,000	$5,000,000	1.50%
$5,000,000	$10,000,000	2.00%
$10,000,000	unlimited	2.50%

*	Premium Payments in excess of $1,000,000 are subject to prior approval by NYLIAC.

The Breakpoint Credit is applied to the Policy’s Accumulation Value concurrent with an Eligible Premium Payment. Breakpoint Credits and interest credited thereon are allocated to the same Allocation Alternatives and/or the DCA Account based on the same percentages used to allocate your premium payments. Breakpoint Credits that are allocated to the Fixed Account (if applicable) and/or the DCA Advantage Account and interest earned thereon are held in NYLIAC’s General Account and invested by NYLIAC in accordance with applicable law.

Breakpoint Credits are allocated to the same Allocation Alternatives based on the same percentages used to allocate your premium payments. We do not consider Breakpoint Credits to be premium payments for purposes of any discussion in this Prospectus. Breakpoint Credits are also not considered to be your investment in the policy for tax purposes.

The Breakpoint Credit is funded by the reduction in sales and administrative costs that accrue from the sale of very large policies. As such, no additional fees or charges are passed along to policyowners in association with this credit.

Policyowner Inquiries

Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the response to Questions 16, 17 and 18 of this Prospectus. Facsimile requests for service will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation with the transaction in question. You must provide Us with the nature of the error, the date of the error, the corresponding telephone reference number (if applicable) and any other relevant details.

Records and Reports

NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks (“Check-o-Matic”), payments forwarded by your employer (“list billing”), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. It is important that your confirmation and quarterly statements be reviewed immediately to ensure that there are no errors. In order to correct an error, you must call it to Our attention within 15 days of the date of the statement. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (see Question 17 of this Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. In addition, no new service requests can be processed until a valid current address is provided.

CHARGES AND DEDUCTIONS

Surrender Charges

Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Account from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Account is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Account.

The maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first two Payment Year(s) following the premium payment to which such withdrawal or surrender is attributable is 8% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the eighth Payment Year, after which no charge is made, as shown in the following chart:

Amount of Surrender Charge

Payment Year	Surrender Charge
1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9+	0%

In no event will the aggregate surrender charge applied under the policy exceed nine percent (9.0%) of the total Premium Payments.

Exceptions to Surrender Charges

We will not assess a surrender charge:

(a)	on amounts you withdraw in any Policy Year that are less than or equal to the greater of (i) 10% of the Accumulation Value as of the last Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year) less any prior surrender charge free withdrawals during the Policy Year; (ii) 10% of the Accumulation Value at the time of withdrawal, less any prior surrender charge free withdrawals during the Policy Year; or (iii) the Accumulation Value less accumulated premium payments.

(b)	if NYLIAC cancels the policy;

(c)	when We pay proceeds upon the death of the policyowner;

(d)	when you select a Life Income Payment option in any Policy Year after the first Policy Anniversary;

(e)	when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);

(f)	on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider;

(g)	on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code; and

(h)	when the aggregate surrender charges under a policy exceed 9.0% of the total premium payments.

Other Charges

(a) Mortality and Expense Risk and Administrative Costs Charge

Prior to the Annuity Commencement Date, We deduct a daily charge from the assets of the Separate Account to compensate Us for certain mortality and expense risks and administrative costs (M&E Charge) We assume under the policies and for providing policy administration services. You may choose to have the M&E Charge assessed based on either the Accumulation Value of the policy or the Adjusted Premium Payments. The M&E Charge is 1.65% (annualized) of the daily average Variable Accumulation Value for Accumulation Value based policies. For premium based policies, the M&E Charge is 1.75% (annualized) of the Adjusted Premium Payments and will be deducted from the Investment Divisions through a reduction in Accumulation Units each policy quarter (excluding premiums allocated to the Fixed Account that are not transferred to the Investment Divisions). Please note, in some jurisdictions, the M&E Charge for policies based on Adjusted Premium Payments cannot be deducted from the DCA Advantage Account. For Accumulation Value based M&E Charge policies, the M&E Charge may vary based on the Accumulation Value of the policy when the M&E Charge is assessed. In most jurisdictions, for Premium based M&E Charge policies, the M&E Charge is assessed based on the Adjusted Premium Payments and will not vary with fluctuations in the policy’s Accumulation Value. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these proceeds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

The amount of Premium based M&E Charges assessed to your policy will be unaffected by fluctuations in market performance. In a rising market, the Premium based M&E Charge structure will benefit the policyowner because the Premium based M&E Charge, when measured as a percentage of separate account assets, will be reduced. In a flat or declining market, the Premium based M&E Charge structure will result in an increase in the charge when measured against separate account assets. The amount of Accumulation Value based M&E Charges assessed to your policy will be affected by fluctuations in market performance. However, the Accumulation Value based M&E Charge structure may be more advantageous in a flat or declining market.

The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy’s Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services. We expect to make a profit from this charge, which We may use for any purpose, including expenses associated with the Premium Credit.

(b) Policy Service Charge

We deduct an annual policy service charge of $30 each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $100,000. We deduct the annual policy service charge from each Allocation Alternative and the DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

(c) Investment Protection Plan Rider Charge (optional)

The Investment Protection Plan Rider is available as an option under the policy. If you select the Investment Protection Plan, We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See “RIDERS—INVESTMENT PROTECTION PLAN RIDER.”) In most jurisdictions, We will deduct the charge from each Allocation Alternative and the DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

If you selected the IPP Rider before February 15, 2010, the maximum annual charge is 1.00% of the amount that is guaranteed. The maximum annual charge for policyowners who select this feature on or after February 15, 2010 is 1.25% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for this Rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you select this feature.

If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

(d) Investment Protection Plan II Rider Charge (optional)

IPP II is available as an option under the policy. If you select IPP II, We will deduct a charge each policy quarter based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See “RIDERS—Investment Protection Plan II Rider (optional).”) In most jurisdictions, We will deduct the charge from each Allocation Alternative and the DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

The maximum annual charge is 1.50% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for IPP II is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter).

If you reset the amount that is guaranteed, a new charge for IPP II will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider (or any reset) becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

(e) Guaranteed Investment Protection Rider Charge (optional)

GIPR is available as an option under the policy in jurisdictions where GIPR 2.0 has not been approved. If you select GIPR, We will deduct a charge each policy quarter based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See “RIDERS—Guaranteed Investment Protection Rider (optional).”) In most jurisdictions, We will deduct the charge from each Allocation Alternative and the DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

The maximum annual charge is 1.50% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for GIPR is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter).

If you reset the amount that is guaranteed, a new charge for GIPR will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider (or any reset) becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

(f) Guaranteed Investment Protection Rider 2.0 Charge (optional)

GIPR 2.0 is available as an option under the policy at time of application in jurisdictions where approved. If you select GIPR 2.0, We will deduct a charge each policy quarter based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See “RIDERS—Guaranteed Investment Protection Rider (optional).”) In most jurisdictions, We will deduct the charge from each Allocation Alternative and the DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

The maximum annual charge ranges from 1.50% to 2.00% of the amount that is guaranteed, depending on the term you choose. We may set a lower charge at Our sole discretion. The current charge for GIPR 2.0 ranges from 0.30% to 1.10% of the amount that is guaranteed, applied on a quarterly basis (0.075% to 0.275% per quarter), depending on the term you choose.

If you reset the amount that is guaranteed, a new charge for GIPR 2.0 may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated guaranteed maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider (or any reset) becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

(g) Rider Risk Charge Adjustment (optional)

If you cancel the Investment Protection Plan Rider, the Investment Protection Plan II Rider, the Guaranteed Investment Protection Rider or the Guaranteed Investment Protection Rider 2.0, We will deduct a one-time Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date that VPSC (at one of the addresses listed in Question 16 of this Prospectus) receives your cancellation request. (See “RIDERS—Investment Protection Plan Rider (optional)”, “Investment Protection Plan II Rider (optional)” , “Guaranteed Investment Protection Rider (optional)” or “Guaranteed Investment Protection Rider 2.0 (optional)” as applicable). In most jurisdictions, We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and the DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

We will not change the adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed, except in the case of the GIPR 2.0 Rider with a 20-year term, which has a 1.00% maximum. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you select this feature.

If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued.

(h) Fund Charges

The value of the assets of the Separate Account will indirectly reflect the Funds’ total fees and expenses. The Funds’ total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund’s prospectus and/or SAI.

(i) Transfer Fees

There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging, Interest Sweep, the DCA Advantage Plan and Automatic Asset Reallocation do not count toward this transfer limit.

(j) Enhanced Beneficiary Benefit Rider Charge (optional)

If you elect the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. In most jurisdictions, this charge will be deducted quarterly from each Allocation Alternative and the DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value.

The maximum annual charge is 1.00% of the policy’s Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy’s Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you elect this rider. This charge will not change once your policy is issued.

(k) Annual Death Benefit Reset (ADBR) Rider Charge (optional)

If you select the ADBR Rider, We will deduct a charge each policy quarter that the Rider is in effect based on the amount that is guaranteed as of the last Reset Anniversary. In most jurisdictions, this charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the

Accumulation Value of the applicable quarter and will not reduce your Adjusted Premium Payments. This charge will continue to be deducted while the policy remains in-force.

The charge for the ADBR rider is based upon your age when the policy is issued, which will not change. The maximum annual charge is 1.00% of the amount that is reset on the last policy anniversary, or the initial premium payment in the first Policy Year. You should check with your registered representative to determine the percentage We are currently charging. As of the date of this Prospectus, the charges are as follows:

Age of Oldest Owner	Annual Charge
65 or younger	0.30% (.0750% per quarter	)
66 to 75 inclusive	0.35% (.0875% per quarter	)

(l) Investment Protection Plan Rider/Annual Death Benefit Reset Rider Package (optional)

If you select the Investment Protection Plan Rider/Annual Death Benefit Reset Rider combination package (“IPP + ADBR”) (in jurisdictions where available), We will deduct reduced ADBR and IPP rider charges each policy quarter that the IPP + ADBR package is in effect. The maximum annual charge for the combination of the ADBR and IPP rider charges is 2.00%. With the IPP + ADBR package, the current ADBR rider charge is 0.25% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. With the IPP + ADBR package, the current IPP rider charge is 0.60% of the amount that is guaranteed under the IPP rider, applied on a quarterly basis. Please note that if the IPP rider is cancelled, the charge for the ADBR rider will revert to the charge that is assessed for that rider, if purchased separately.

(m) Investment Protection Plan II Rider/Annual Death Benefit Reset Rider Package Charge (optional)

If you select the Investment Protection Plan II Rider/Annual Death Benefit Reset Rider combination package (“IPP II + ADBR”) (in jurisdictions where available), We will deduct reduced ADBR and IPP II rider charges each policy quarter that the IPP II + ADBR package is in effect. The maximum annual charge for the combination of the ADBR and IPP II rider charges is 2.00%. With the IPP II + ADBR package, the current ADBR rider charge is 0.25% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. With the IPP II + ADBR package, the current IPP II rider charge is 0.60% of the amount that is guaranteed under the IPP II, applied on a quarterly basis. Please note that if IPP II is cancelled, the charge for the ADBR rider will revert to the charge that is assessed for that rider, if purchased separately.

(n) Guaranteed Investment Protection Rider/Annual Death Benefit Reset Rider Package Charge (optional)

If you select the Guaranteed Investment Protection Rider/Annual Death Benefit Reset Rider combination package (“GIPR + ADBR”) (in jurisdictions where available), We will deduct reduced ADBR and GIPR rider charges each policy quarter that the GIPR + ADBR package is in effect. The maximum annual charge for the combination of the ADBR and GIPR rider charges is 2.00%. With the GIPR + ADBR package, the current ADBR rider charge is 0.25% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. With the GIPR + ADBR package, the current GIPR rider charge is 0.60% of the amount that is guaranteed under the GIPR, applied on a quarterly basis. Please note that if GIPR is cancelled, the charge for the ADBR rider will revert to the charge that is assessed for that rider, if purchased separately.

(o) Guaranteed Investment Protection Rider 2.0/Annual Death Benefit Reset Rider Package Charge (optional)

If you select the Guaranteed Investment Protection Rider 2.0/Annual Death Benefit Reset Rider combination package (“GIPR + ADBR”) (in jurisdictions where available), We will deduct reduced ADBR and GIPR 2.0 rider charges each policy quarter that the GIPR 2.0 + ADBR package is in effect. The maximum annual charge for the combination of the ADBR and GIPR 2.0 rider charges is 2.00. With the GIPR 2.0+ ADBR package, the current ADBR rider charge is 0.25% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. With the GIPR 2.0+ ADBR package, the current GIPR 2.0 rider charge ranges from 0.25% to 0.60% of the amount that is guaranteed under the GIPR, applied on a quarterly basis, depending on the GIPR 2.0 term you choose. Please note that if GIPR 2.0 is cancelled, the charge for the ADBR rider will revert to the charge that is assessed for that rider, if purchased separately.

Group and Sponsored Arrangements

For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

Taxes

NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either: (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC’s status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the Separate Account reserves under the policies. (See “FEDERAL TAX MATTERS.”) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

DISTRIBUTIONS UNDER THE POLICY

Surrenders and Withdrawals

You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to VPSC at one of the addresses listed on Question 16 of this Prospectus, or utilize any other method we make available. Fax transmissions are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that VPSC receives the written request, less any outstanding loan balance, surrender charges, taxes that We may deduct, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See “DELAY OF PAYMENTS.”)

Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals (the penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA Plan.) (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”) In addition, taxable surrenders and withdrawals may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(a) Surrenders

We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See “INCOME PAYMENTS.”) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”)

(b) Partial Withdrawals

The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Account in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Account, We will allocate the partial withdrawal on a pro-rata basis. We will pay any partial withdrawals generally within seven days after we receive all of the necessary documentation and information. Your requested partial withdrawal will be effective on the date we receive your written request. However, if the day we receive your request is not a Business Day or if your request is received after the close of the NYSE, then the requested partial withdrawal will be effective on the next Business Day. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”)

If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Account from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Account, less any surrender charge that may apply to you. If honoring a partial withdrawal request would result in an Accumulation Value of less than $2,000, we reserve the right to terminate your policy, subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

Also note that partial withdrawal requests for amounts greater than $50,000 must be received in a form acceptable by Us and include a notarized confirmation of the owner(s) signature. In addition, partial withdrawal requests made from policies that are less than 90 days old or that effected an address or ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 16 of this Prospectus. Faxed requests are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed partial withdrawal requests or e-mails of imaged, signed requests.

(c) Periodic Partial Withdrawals

You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). To process Periodic Partial Withdrawals, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. NYLIAC must receive a request in writing no later than five Business Days prior to the date the withdrawals are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. You must specify the Allocation Alternatives from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”) If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. You may not make periodic partial withdrawals from the DCA Advantage Plan Account.

You can elect to receive “Interest Only” periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. This option is not available for policies issued in the State of New York. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise.

(d) Hardship Withdrawals

Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be “Hardship Withdrawals.” The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

Required Minimum Distribution Option

For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner’s death.

Our Right to Cancel

If We do not receive any premium payments for a period of two years, and the Accumulation Value of your policy would provide Income Payments of less than $20 per month on the Annuity Commencement Date, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum. This section is modified as indicated in Appendix 1 of this Prospectus.

Annuity Commencement Date

The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. The earliest possible annuity commencement date is the first Policy Anniversary. If We agree, you may change the Annuity Commencement Date to an earlier date. If We agree, you may also defer the Annuity Commencement Date to a later date, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus.

The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Death Before Annuity Commencement

Unless amended by any rider attached to the policy, if you die prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 16 of this Prospectus. For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. The amount will be the greater of:

(a) the Accumulation Value, less any outstanding loan balance and any Premium Credits applied within the 12 months immediately preceding death (in states where permitted); or

(b) the Adjusted Death Benefit Premium Payments.

We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

(i)	under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

(ii)	under another Income Payment option We may offer at the time.

Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the policyowner’s death. (See “INCOME PAYMENTS.”)

If your spouse (as defined under Federal law) is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and, (b) The Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”)

If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 16 of this Prospectus, subject to postponement in certain circumstances. (See “DELAY OF PAYMENTS.”)

Income Payments

(a) Election of Income Payment Options

On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. (See “ANNUITY PAYMENTS” in the Statement of Additional Information.) We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. You may not request a lump sum payment to be made prior to the maturity date listed on the Policy Data Page of your policy. If the Life Income Payment Option is not chosen, you may change the Income Payment Option or request any other method of payment We agree to at any time before the Annuity Commencement Date. To change the Income Payment Option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment Options.

Effective for amounts received in taxable years beginning after December 31, 2010, a policyholder may elect to apply a portion of the Accumulation Value toward one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. A partial annuitization will reduce the benefits provided under this policy. The Accumulation Value will be reduced by the amount placed under one of the Income Payment options We may offer. Under a partial annuitization, the policy’s Accumulation Value, any riders under the policy and any charges assessed will be treated the same as they would under any other withdrawal from the policy’s Accumulation Value, except that surrender charges will not be assessed. (See “FEDERAL TAX MATTERS.”)

Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

Taxable Income Payments may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(b) Proof of Survivorship

We may require satisfactory proof of survival from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

Delay of Payments

We will pay any amounts due from the Separate Account under the policy within seven days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in Question 16 of this Prospectus.

Situations where payment may be delayed:

1.	We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

(a)	The New York Stock Exchange (NYSE) is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission (SEC); or the SEC declares that an emergency exists;

(b)	The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

(c)	The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

2.	We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Plan Account . When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or the DCA Advantage Plan Account . We will pay interest of at least 3.0% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

3.	Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or “freeze” a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.

Designation of Beneficiary

You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while you are living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies while you are still living, you will become the new Annuitant under the policy. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner’s estate.

If no Beneficiary for any amount payable, or for a stated share, survives you, the right to this amount or this share will pass to your estate. Payment of the proceeds will be made in a single sum to your estate. If any Beneficiary dies at the same time as you, or within fifteen (15) days after your death, but before we receive proof of death and all claim information, We will pay any amount payable as though the Beneficiary died first.

Restrictions Under Code Section 403(b)(11)

With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or due to a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions. Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.

Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

Loans

Loans are available only if you have purchased an Accumulation Value based M&E Charge policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 (ERISA). Loans are not available for policies issued in the State of New York. To request a TSA loan, you must send a written request on a form acceptable to Us to VPSC. Under your 403(b) policy, you may borrow against your policy’s Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. There must be a minimum Accumulation Value of $5,000 in the policy at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy’s Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding principal balance in the previous 12 months from your policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loan taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph or for determining whether any plan or loan is subject to and/or complies with ERISA.

We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or the DCA Advantage Plan Account on a pro rata basis so that the Fixed Accumulation Value equals 125% of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% of the outstanding loan balance.

For all loans, of the assets being held in the Fixed Account to secure 125% of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% being held in the Fixed Account to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans, but will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy.

For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first business day of a calendar year or the Moody’s Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first business day of the calendar year. We will assess interest in arrears as part of the periodic loan repayments.

You must repay the loan on a periodic basis not less frequent than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default, We will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Account.

We permit loans to acquire a principal residence under the same terms described above, except that:

(a)	the minimum loan amount is $5,000; and

(b)	repayment of the loan amount may be extended to a maximum of twenty-five years.

We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans. Also note that for Premium Based M&E Charge policies purchased in connection with TSA plans, you may not borrow any portion of your Accumulation Value.

THE FIXED ACCOUNT

The Fixed Account is supported by the assets in NYLIAC’s general account, which includes all of NYLIAC’s assets except those assets specifically allocated to NYLIAC’s separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. The Fixed Account is not available for policies issued in the State of New York.

(a) Interest Crediting

NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy, to amounts allocated or transferred to the Fixed Account under the policies. As of the date of this Prospectus, the guaranteed minimum interest rate is 1%. Please contact your Registered Representative for the current guaranteed minimum interest rate. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account.

Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments, any Premium Credit, any Breakpoint Credits, and additional amounts (including transfers from other Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made. The Fixed Accumulation Value will never be less than the Fixed Account portion of the Nonforfeiture Value.

(b) Transfers to Investment Divisions or an Asset Allocation Model

Generally, you may transfer amounts from the Fixed Account (if applicable) to the Investment Divisions or an Asset Allocation Model up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions or an Asset Allocation Model, including Interest Sweep transfers, during any Policy Year while the surrender charge period for the initial premium payment is in effect is 25% of the highest attained Fixed Accumulation Value as of the beginning of each Policy Year. When the surrender charge period is no longer in effect, the maximum amount that you are allowed to transfer from the Fixed Account to the Investment Divisions or an Asset Allocation Model may not exceed 50% of the highest attained Fixed Accumulation Value as of the beginning of each Policy Year, regardless of any new surrender charge periods applicable to additional premium payments. The highest attained Fixed Accumulation Value will decrease by the amount of any withdrawals made from the Fixed Account, and increase by the amount of any additional premium payments made to the Fixed Account. When the Fixed Accumulation Value is zero, all previous Fixed Account values are disregarded, and the next Premium Payment to the Fixed Account will then be considered the highest attained Fixed Accumulation Value until a subsequent anniversary results in a higher balance.

2. The remaining value in the Fixed Account after a transfer from the Fixed Account to the Investment Divisions or an Asset Allocation Model must be at least $25. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $25, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out (FIFO) basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

3. No transfers are allowed into the Fixed Account for Premium based M&E Charge policies.

For Premium based M&E Charge policies, premium payments transferred from the Fixed Account to the Investment Divisions or an Asset Allocation Model are subject to a Mortality and Expense Risk and Administrative Costs Charge.

Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or the DCA Advantage Plan, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

You must make transfer requests in writing in a form acceptable to Us and sent to VPSC at one of the addresses listed in Question 16 of this Prospectus or by telephone in accordance with established procedures or through our Virtual Service Center. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions or an Asset Allocation Model in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

THE DCA ADVANTAGE PLAN ACCOUNT

Like the Fixed Account, the DCA Advantage Plan Account is also supported by the assets in NYLIAC’s general account. The DCA Advantage Plan Account is not registered under the federal securities laws. The information contained in the first paragraph under “THE FIXED ACCOUNT” equally applies to the DCA Advantage Plan Account.

NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to the DCA Advantage Plan Account. We will never declare less than the minimum guaranteed interest rate stated on the Policy Data Page of your policy. Premium payments into the DCA Advantage Plan Account and any Premium Credit and Breakpoint Credit thereon will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account. The DCA Accumulation Value will never be less than the DCA Advantage Plan Account portion of the Nonforfeiture Value.

The annual effective rate that We declare is credited only to amounts remaining in the DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate. Please note that interest credited under the DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. Excess interest amounts credited to the DCA Advantage Account will be recovered by fees and charges associated with the Investment Divisions in later Policy Years. The interest credited in later Policy Years may be less than that for the first Policy Year.

FEDERAL TAX MATTERS

Introduction

The following discussion is general and is not intended as tax advice. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC’s tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

Taxation of Annuities in General

The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner’s Accumulation Value over the policyowner’s investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual’s gross income. For policies issued in connection with qualified plans, the “investment in the contract” can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant’s life and that are paid from TSAs.

Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the “investment in the contract” at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the “investment in the contract” exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS’s view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the “investment in the contract” will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the “investment in the contract” bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant’s final tax return.

Effective for amounts received in taxable years beginning after December 31, 2010, a policyowner may elect to apply a portion of the Accumulation Value towards one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. If a policyowner chooses to partially annuitize a policy, the resulting payments will be taxed as fixed Income Payments described above, only if such payments are received for one of the following periods: (1) the annuitant’s life (or the lives of the joint annuitants, if applicable), or (2) a period of 10 years or more. Provided such requirements are met, the “investment in the contract” will be allocated pro rata between each portion of the policy from which amounts are received as an annuity and the portion of the policy from which amounts are not received as an annuity.

In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner’s (or, where the policyowner is not an individual, the Annuitant’s) death, (3) made as a result of the policyowner’s disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual’s gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

3.8 Percent Tax on Certain Investment Income

Beginning in 2013, in general, a tax of 3.8 percent will apply to net investment income (“NII”) received by an individual taxpayer to the extent his or her modified adjusted gross income (“MAGI”) exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes (i) gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA or Section 403(b) plan) and (ii) net gain attributable to the disposition of property. Such NII (as well as gross income from tax qualified plans) will also increase a taxpayer’s MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. In 2012 the IRS and the Treasury Department issued guidance regarding this new tax in the form of proposed regulations. However, these regulations have not been finalized. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received in connection with the surrender of this policy, distributions or withdrawals from this policy or the exercise of other rights and features under this annuity contract.

Partial Section 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract or a long-term care insurance policy. The IRS has issued guidance which provides that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a tax-free exchange, provided that no amounts (other than annuity payments made for life or for a term of at least 10 years) are distributed from either contract involved in the exchange for 180 days following the date of the transfer. If a taxpayer takes a distribution during this 180-day waiting period, the IRS guidance provides that the IRS will apply general tax principles to determine the tax treatment of the transfer and/or the distribution (e.g., in appropriate circumstances, as taxable “boot” or as a taxable distribution, effectively negating the tax-free exchange).

This IRS guidance, however, does not address the tax treatment of a partial exchange of an annuity contract for a long-term care insurance policy. Although we believe that taking a distribution or withdrawal from the Contract described in this prospectus within 180 days of a partial exchange of such Contract for a long-term care insurance policy should not cause such prior partial exchange to be treated as taxable, there can be no assurance that the IRS will not expand the 180-day rule described above to partial exchanges of an annuity contract for a long-term care insurance policy, or that the IRS will not provide other guidance with respect to such partial exchanges. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Qualified Policies

Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

(a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

Important Information Regarding Final Code Section 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a “90-24 transfer”). Under this guidance, transfers and exchanges (both referred to below as “transfers”) are available only to the extent permitted under the employer’s written Code section 403(b) plan.

Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer’s Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a “failed” transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer’s Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer’s written Code section 403(b) plan no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.

You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

(b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA”, including an employer-sponsored Simplified Employee Pension or “SEP”. Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

(c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a “Roth Individual Retirement Annuity” or “Roth IRA.” Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Individuals generally may convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA provided applicable requirements are met. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

(d) Inherited IRAs. This policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner’s spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s or eligible retirement plan participants’ death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

(e) SIMPLE IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a Simple IRA a percentage of compensation up to $12,000 for 2013 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to $2,500 for 2013 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.

The Qualified Policies are subject to the required minimum distribution (“RMD”) rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service (“IRS”). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. Your should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

Taxation of Death Benefits

The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

The policies are sold by registered representatives of NYLIFE Securities, LLC (“NYLIFE Securities”), a broker-dealer that is an affiliate of NYLIFE Distributors. Your registered representative is also a licensed insurance agent with New York Life. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells, on sales production goals, and on the specific payment arrangements of the relevant broker-dealer. Differing compensation arrangements have the potential to influence the recommendation made by your registered representative or broker-dealer.

The maximum commission paid to broker-dealers who have entered into dealer arrangements with NYLIFE Distributors is typically 6.25% of all premiums received. The total commissions paid for New York Life Premier Plus Variable Annuity policies during the fiscal years ended December 31, 2012, 2011 and 2010 were $51,226,605, $42,170,404 and $29,181,205 respectively.

New York Life also has other compensation programs where registered representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities registered representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents.

NYLIFE Securities registered representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by New York Life depends on the sale of products manufactured and issued by New York Life or its affiliates.

VOTING RIGHTS

The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC’s present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written or electronic communication prior to such meeting in accordance with procedures established by the relevant Fund.

If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

TABLE OF CONTENTS FOR THE

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

How to obtain a New York Life Premier Plus Variable Annuity Statement of Additional Information.

The New York Life Premier Plus Variable Annuity Statement of Additional Information is posted on Our website, www.newyorklife.com. For a paper copy of the Statement of Additional Information, call (800) 598-2019 or send this request form to:

NYLIAC Variable Products Service Center

Madison Square Station

P.O. Box 922

New York, NY 10159

Please send me a New York Life Premier Plus Variable Annuity Statement of Additional Information
dated May 1, 2014

Name

Address

City	State	Zip

APPENDIX 1

Prospectus Dated May 1, 2014

NYLIAC offers an individual single premium version of the New York Life Premier Plus Variable Annuity policy in Mississippi and Washington. This Appendix modifies the May 1, 2014 Prospectus for the policies to describe the single premium version of the policies.

All capitalized terms have the same meaning as those in the Prospectus.

The principal difference between the single premium version and the flexible premium version of the policies is that under the single premium policies you can only make one premium payment.

Accordingly, for single premium policies, the prospectus is amended in the following respects:

I. SINGLE PREMIUM ONLY

When reading this Appendix together with the Prospectus, keep in mind that only one premium payment is permitted under the single premium policies and only one Premium Credit and/or Breakpoint Credit (if applicable) will be applied to such premium payment. Exceptions to this rule apply only in cases where part of your purchase payment is funded from another source, such as 1035 exchange, rollover, or transfer from an institution. In such cases, We may receive parts of your purchase payment on different business days.

Accordingly, except in the circumstances described above, all references throughout the prospectus to premium payments in the plural (and any Premium Credits and/or Breakpoint Credits thereon) should be read to mean the singular. Further, references to allocations of premium payments (and any Premium Credits and/or Breakpoint Credits thereon) should be read to mean an allocation of the premium or any portion thereof (and any Premium Credits and/or Breakpoint Credits thereon). Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy. The Premium Credit Rate is shown on the Policy Data Page of your policy.

In addition, replace the definition of “Premium Credit” in the Prospectus with the following:

Premium Credit—An amount We will apply to your Accumulation Value at the time of your premium payment. The Premium Credit is calculated as a percentage (“Premium Credit Rate”) of the premium payment. Replace all references to “Payment Year” throughout the Prospectus with “Policy Year,” and delete the definition of “Payment Year.”

II. MAINTENANCE OF POLICY VALUE

Replace the paragraph under question “8.” and under “DISTRIBUTIONS UNDER THE POLICY—OUR RIGHT TO CANCEL” with the following:

If a partial withdrawal, together with any surrender charges, would reduce the Accumulation Value of your policy such that it would provide for Income Payments of less than $20 per month on the Annuity Commencement Date, We reserve the right to terminate your policy. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

Replace the heading of question “8.” with: “8. MAY WE TERMINATE YOUR POLICY?”

Appendix 2
Investment Division Restrictions and Asset Allocation Models available with GIPR and GIPR 2.0

Asset Allocation Categories:

Category A: Fixed Income
Minimum Allocation	30%
Maximum Allocation	100%

Category A Funds

MainStay VP Cash Management		MainStay VP High Yield Corp Bond
MainStay VP Bond		MainStay VP PIMCO Real Return
MainStay VP Government		BlackRock® High Yield V.I. Fund
MainStay VP Unconstrained Bond		PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
MainStay VP Floating Rate		PIMCO VIT Total Return

Category B: Fixed Income and Equity
Minimum Allocation	0%
Maximum Allocation	70%

Category B Funds

MainStay VP Conservative Allocation		MainStay VP Common Stock
MainStay VP Janus Balanced		MainStay VP S&P 500 Index
BlackRock® Global Allocation V.I.		MainStay VP ICAP Select Equity
MainStay VP Moderate Allocation		MFS® Research Series
MainStay VP Income Builder		MainStay Large Cap Growth
MainStay VP Balanced		MainStay VP Growth Allocation
MainStay VP Moderate Growth Allocation		Victory VIF Diversified Stock
MainStay VP Convertible		Fidelity® VIP Contrafund
MFS® Investors Trust Series		Fidelity® VIP Growth Opportunities
MainStay VP MFS® Utilities		MainStay VP T. Rowe Price Equity Income
MainStay VP Cornerstone Growth		MainStay VP Marketfield

Category C: Equity
Minimum Allocation	0%
Maximum Allocation	10%

Category C Funds

American Funds IS New World		Neuberger Berman AMT Mid-Cap Growth
Fidelity® VIP Mid Cap		MainStay VP International Equity
MainStay VP U.S. Small Cap		MainStay VP DFA/DuPont Capital Emerging Markets Equity
Dreyfus IP Technology Growth		MainStay VP Van Eck Global Hard Assets
MainStay VP Eagle Small Cap Growth		Royce Micro-Cap
Janus Aspen Global Research		UIF U.S. Real Estate
Fidelity® VIP Equity-Income		Invesco V.I. American Value
MainStay VP Mid Cap Core		Invesco V.I. International Growth
Columbia VP Small Cap Value

2014 Asset Allocation Models (available for allocation on or after May 1, 2014, subject to regulatory approval)

Moderately Aggressive

35% MainStay VP Growth Allocation

12% Fidelity® VIP Contrafund

10% MainStay VP High Yield Corporate Bond

10% MainStay VP Unconstrained Bond

8% MainStay VP Marketfield

5% MFS® Investors Trust Series

5% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

5% PIMCO VIT Total Return

4% Invesco V.I. International Growth Fund

3% American Funds IS New World Fund

3% Neuberger Berman AMT Mid-Cap Growth Portfolio

Moderate

35% MainStay VP Moderate Growth Allocation

15% MainStay VP Unconstrained Bond

10% Fidelity® VIP Contrafund

10% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

10% PIMCO VIT Total Return

8% MainStay VP High Yield Corporate Bond

5% MainStay VP Marketfield

3% Invesco V.I. International Growth Fund

2% American Funds IS New World Fund

2% Neuberger Berman AMT Mid-Cap Growth Portfolio

Moderately Conservative

35% MainStay VP Moderate Allocation

20% MainStay VP Unconstrained Bond

15% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

15% PIMCO VIT Total Return

6% MainStay VP High Yield Corporate Bond

3% MainStay VP Marketfield

2% Fidelity® VIP Contrafund

2% Invesco V.I. International Growth Fund

1% American Funds IS New World Fund

1% Neuberger Berman AMT Mid-Cap Growth Portfolio

Conservative

30% MainStay VP Unconstrained Bond

25% MainStay VP Conservative Allocation

20% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

20% PIMCO VIT Total Return

5% MainStay VP High Yield Corporate Bond

2013 Asset Allocation Models (available for allocation prior to May 1, 2014 or in states that have not yet approved the 2014 Asset Allocation Models)

Appreciation

35% MainStay VP Growth Allocation

20% MainStay VP Marketfield

20% MainStay VP Unconstrained Bond

10% MainStay VP Floating Rate

5% Fidelity® VIP Contrafund

5% MainStay VP International Equity

5% MSVP DFA/DuPont Emerging Markets Equity

Balanced

35% MainStay VP Moderate Growth Allocation

25% MainStay VP Unconstrained Bond

15% Fidelity® VIP Contrafund

10% MainStay VP Marketfield

5% MainStay VP Floating Rate

5% MainStay VP International Equity

5% BlackRock® Global Allocation V.I.

Protection

30% MainStay VP Moderate Growth Allocation

25% MainStay VP Unconstrained Bond

20% BlackRock® Global Allocation V.I.

10% MainStay VP Bond

5% MainStay VP Floating Rate

5% MainStay VP PIMCO Real Return

5% MainStay VP Marketfield

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements.

All required financial statements are included in Part B of the Registration Statement.

b. Exhibits.

(1)	Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation (“NYLIAC”) authorizing the establishment of the Separate Account – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), Filed 7/3/03 and incorporated herein by reference.

(2)	Not applicable.

(3)(a)	Distribution Agreement between NYLIFE Securities Inc. and NYLIAC – Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(3)(b)	Distribution Agreement dated August 2, 1995, between NYLIFE Distributors, Inc. and NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(3)(b) to Post-Effective Amendment No. 1 on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/18/96 and incorporated herein by reference.

(3)(c)	Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(4)(a)	Enhanced Spousal Continuance Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(b) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(b)	Specimen Policy for New York Life Premier Plus (formerly Extra Credit) Variable Annuity (No. 208-192) – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(b) to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-156019), filed 12/9/08 and incorporated herein by reference.

(4)(c)	Specimen Policy for New York Life Premier (formerly Smart Value) Variable Annuity (No. 208-191) – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(c) to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-156019), filed 12/9/08 and incorporated herein by reference.

(4)(d)	Annual Death Benefit Reset Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(c) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(e)	Enhanced Beneficiary Benefit Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(d) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(f)	Investment Protection Plan Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(4)(b) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 2/18/99 and incorporated herein by reference.

(4)(g)	Unemployment Benefit Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(f) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(h)	UPromise Account Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(g) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(i)	Living Needs Benefit Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(h) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(j)	Breakpoint Credit Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(j) to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-156019), filed 12/9/08 and incorporated herein by reference.

(4)(k)	Investment Protection Plan Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(l) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-156018), filed 4/14/10 and incorporated herein by reference.

(4)(l)	Living Needs Benefit/Unemployment Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(c) to Post-Effective Amendment No. 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.

(4)(m)	Investment Protection Plan II Rider – Previously filed in accordance with Regulation S–T, 17 CFR 232.102(e) as Exhibit 4(m) to Post–Effective Amendment 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-156019), filed May 15, 2012 and incorporated herein by reference.

(4)(n)	Form of Guaranteed Investment Protection Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(n) to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-156019), filed February 12, 2013 and incorporated herein by reference.

(4)(o)	Form of Guaranteed Investment Protection Rider 2.0 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(p) to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-156018), filed February 14, 2014 and incorporated herein by reference.

(5)(a)	Form of Application for policies for New York Life Premier Plus (formerly Extra Credit) and New York Life Premier (formerly Smart Value) Variable Annuities – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(a) to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-156019), filed 12/9/08 and incorporated herein by reference.

(6)(a)	Certificate of Incorporation of NYLIAC – Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(a)(1)	Amended and Restated Certificate of Incorporation of NYLIAC (executed May 1, 2009) – Previously filed as Exhibit (6)(a)(1) to the registration statement on Form N-4 of for the NYLIAC MFA Separate Account – I (File No. 2-86083), filed April 11, 2013 and incorporated herein by reference.

(6)(b)(1)	By-Laws of NYLIAC – Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

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(6)(b)(2)	Amendments to By-Laws of NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(6)(b)(3)	Amended and Restated By-Laws of NYLIAC (effective May 1, 2009) – Previously filed as Exhibit (6)(b)(3) to the registration statement on Form N-4 of for the NYLIAC MFA Separate Account – I (File No. 2-86083), filed April 11, 2013 and incorporated herein by reference.

(7)	Contract of Reinsurance between Connecticut General Life Insurance Company/Cigna Reinsurance and NYLIAC – Previously filed as Exhibit (7) to Registrant’s Post-Effective Amendment No. 1 on Form N-4 (File No. 33-87382), filed 4/18/96 and incorporated herein by reference.

(8)(a)	Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) – Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(b)	Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(c)	Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(d)	Participation Agreement between Janus Aspen Series and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(e)	Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(f)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and NYLIAC, as amended, dated November 23, 2009 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

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(8)(g)	Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(h)	Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(i)	Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(j)	Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(k)	Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC – Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l)	Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. – Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(8)(m)	12b-1 Plan Services Agreement for the Service Class Shares of MainStay VP Series Fund, Inc. between NYLIFE Distributors LLC and NYLIAC dated 12/22/05 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(n)	Form of Class S Service Agreement between Fred Alger & Company and NYLIAC dated 4/30/03 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(o)	Form of Distribution Agreement between Dreyfus Service Corporation and NYLIAC dated as of 2/24/03 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(p)	Form of Service Contract between Fidelity Distributors Corporation and NYLIAC dated 4/30/03 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(r) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(q)	Form of Distribution and Shareholder Services Agreement between Janus Distributors LLC and NYLIAC dated 4/30/03 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(s) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(r)	Form of Fund Participation Agreement (Service Shares) between Janus Aspen Series and NYLIAC dated 4/30/03 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(t) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(s)	Form of Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC dated 4/30/03 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(t)	Form of Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated 4/30/03 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(v) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(u)	Form of Supplement for Distribution Services Agreement between T. Rowe Price Investment Services, Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(v)	Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(w)	Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(x)	Form of Participation Agreement between Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(y)	Form of Distribution and Service Agreement, Class A Shares, between BISYS Fund Services Limited Partnership and NYLIFE Securities Inc.- Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

8(z)	Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.

8(a)(a)	Form of Participation agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.

8(b)(b)	Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

8(c)(c)	Form of Administrative Services Agreement by and between Royce & Associates, LLC and NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC NVA Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(d)(d)	Form of Administrative and Shareholder Services Letter of Agreement dated 1/15/98 between Van Eck Worldwide Insurance Trust and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.

(8)(e)(e)	Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(f)(f)	Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(g)(g)	Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) ad Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC, Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(8)(h)(h)	Form of PIMCO Services Agreement For Advisor Class Shares of PIMCO Variable Insurance Trust, dated as of January 14, 2010, between NYLIAC and Pacific Investment Management Company LLC- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(z) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

(8)(i)(i)	Form of Administrative Services Agreement, dated March 25, 2011, and effective as of May 1, 2011, between Blackrock Advisors, LLC and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) and Exhibit (8)(a)(a) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC, Variable Annuity Separate Account-I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(8)(j)(j)	Form of Fund Participation Agreement, dated March 25, 2011, and effective as of May 1, 2011, between Blackrock Variable Series Funds, Inc., Blackrock Investments, LLC, and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) and Exhibit (8)(b)(b) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC, Variable Annuity Separate Account-I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(8)(k)(k)	Amended and Restated Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC, dated February 17, 2012 – Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(c)(c) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

(8)(l)(l)	Amended and Restated 12b-1 Plan Services Agreement for the Service Class Shares of the MainStay VP Funds Trust between NYLIFE Distributors LLC and NYLIAC, dated April 29, 2011 – Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit 8 (8)(d)(d) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

(9)	Opinion and Consent of Thomas F. English, Esq. – Filed herewith.

(10)(a)	Consent of PricewaterhouseCoopers LLP – Not applicable.

(10)(b)	Powers of Attorney for Christopher T. Ashe, Director and Senior Vice President of NYLIAC – Filed herewith.

(10)(c)	Powers of Attorney for Christopher O. Blunt, Director, Executive Vice President and President Insurance Group of NYLIAC – Filed herewith.

(10)(d)	Powers of Attorney for Frank M. Boccio, Director and Executive Vice President of NYLIAC – Filed herewith.

(10)(e)	Powers of Attorney for John T. Fleurant, Director, Executive Vice President and Chief Financial Officer of NYLIAC – Filed herewith.

(10)(f)	Powers of Attorney for Robert M. Gardner, Director and Vice President of NYLIAC – Filed herewith.

(10)(g)	Powers of Attorney for John Y. Kim, Director, Executive Vice President and President Investments Group of NYLIAC – Filed herewith.

(10(h)	Powers of Attorney for Steven D. Lash, Director and Senior Vice President of NYLIAC – Filed herewith.

(10)(i)	Powers of Attorney for Drew E. Lawton, Director and Senior Vice President of NYLIAC – Filed herewith.

(10)(j)	Powers of Attorney for Theodore A. Mathas, Chairman and President of NYLIAC – Filed herewith.

(10)(k)	Powers of Attorney for Arthur H. Seter, Director, Senior Vice President & Chief Investment Officer of NYLIAC – Filed herewith.

(10)(l)	Powers of Attorney for Joel M. Steinberg, Director, Senior Vice President, Chief Risk Officer & Chief Actuary of NYLIAC – Filed herewith.

(10)(m)	Powers of Attorney for Susan A. Thrope, Director of NYLIAC – Filed herewith.

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ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:	Title:
Mathas, Theodore A.	Director, Chairman and President
Blunt, Christopher O.	Director, Executive Vice President and President Insurance Group
Boccio, Frank M.	Director and Executive Vice President
Ashe, Christopher	Director and Senior Vice President
Lash, Steven D.	Director and Senior Vice President
Lawton, Drew E.	Director and Senior Vice President
Seter, Arthur H.	Director, Senior Vice President and Chief Investment Officer
Steinberg, Joel M.	Director, Senior Vice President, Chief Risk Officer and Chief Actuary
Gardner, Robert M.	Director and Vice President
Fleurant, John T.	Director, Executive Vice President and Chief Financial Officer
Thrope, Susan A.	Director
Kim, John Y.	Director, Executive Vice President and President Investments Group
Pfaff, Mark W.	Executive Vice President
Banaszek, Annamaria	Senior Vice President
Bennett, Joseph M.	Senior Vice President
Berlin, Scott L.	Senior Vice President
Cole, Thomas	Senior Vice President
Del Secolo, Michael	Senior Vice President and Chief Technlogy Officer
DeSanto, Craig L.	Senior Vice President and Actuary
DiMella, Robert A.	Senior Vice President
DiRago, John C.	Senior Vice President
English, Thomas F.	Senior Vice President and Chief Legal Officer
Ericksen, Susan B.	Senior Vice President and Chief Information Officer
Fisher, Stephen P.	Senior Vice President
Girard, Thomas J.	Senior Vice President
Grove, Matthew M.	Senior Vice President
Hebron, Robert J.	Senior Vice President
Hendry, Thomas A.	Senior Vice President and Treasurer
Loffredo, John M.	Senior Vice President
Malloy, Anthony R.	Senior Vice President
McInerney, Barbara J.	Senior Vice President and Chief Compliance Officer
Oleske, Michael M.	Senior Vice President and Chief Tax Counsel
Paternoster, Susan L.	Senior Vice President
Pell, Gideon A.	Senior Vice President
Phlegar, Jeffrey S.	Senior Vice President
Roberts, Dan C.	Senior Vice President
Rocchi, Gerard A.	Senior Vice President
Senser, Jerrold K.	Senior Vice President
Shively, George S.	Senior Vice President
Talgo, Mark W.	Senior Vice President
Warren, Julia A.	Senior Vice President
Abramo, Stephen	Vice President
Ascione, Mitchell P.	Vice President
Attias, Steven	Vice President and Chief Information Security Officer
Bain, Karen	Vice President - Tax
Bartlett, Judy R.	Vice President and Associate Legal Officer
Barton, Jacqueline M.	Vice President
Bonvouloir, John	Vice President
Brill, Elizabeth	Vice President and Actuary
Carbone, Jeanne M.	Vice President
Carey, Christopher H.	Vice President
Chen, Roger	Vice President
Cohen, Louis N.	Vice President
Cristallo, James J.	Vice President and Actuary
Cunningham, Paul K.	Vice President
DeToro, Karen J.	Vice President
Dial, Robert H.	Vice President
Diaz, Mayra L.	Vice President
Donnelly, Kathleen A.	Vice President
Dubrow, Michael G.	Vice President
Feinstein, Jonathan	Vice President
Ferguson, Robert E.	Vice President
Ferraro, Anthony	Vice President and Actuary
Fitzgerald, Edward J.	Vice President
Fong, Michael	Vice President and Actuary
Frawley, Stephanie A.	Vice President
Furlong, Brian	Vice President
Gangemi, Thomas J.	Vice President
Goldstein, Ross M.	Vice President
Grecco, Nicholas	Vice President
Greene, Paul G.	Vice President
Hamrick, Jane L.	Vice President and Actuary
Hoffman, Eric S.	Vice President
Huang, Dylan W.	Vice President and Actuary
Hynes, Joseph E.	Vice President
Hynes, Robert J.	Vice President
Karmen, Robert	Vice President and Associate Legal Officer
Kimble, Michael	Vice President
Koltisko, Joseph D.	Vice President
Kraus, Linda M.	Vice President
Kravitz, Jodi L.	Vice President and Actuary
Kuan, Melissa	Vice President
Lackey, Michael P.	Vice President
Lamp, Karen J.	Vice President and Associate Legal Officer
Leber, Richard B.	Vice President, Associate Legal Officer and Assistant Secretary
Lenz, Scott L.	Vice President and Associate Tax Counsel
Loutrel, Brian C.	Vice President and Chief Privacy Officer
Lynn, Eric J.	Vice President and Actuary
Marinaccio, Ralph S.	Vice President
McDermott, Gail A.	Vice President
McGinnis, Timothy M.	Vice President
McNamara, Stephen	Vice President and Actuary
Moffitt, Eric A.	Vice President
Morris, Ryan J.	Vice President and Actuary
Multer, Corey B.	Vice President
Murphy, Marijo F.	Vice President
Nachman, Charles E.	Vice President
Navarro, Kathleen	Vice President
Pasyanos, Nicholas	Vice President and Actuary
Perry, Valerie L.	Vice President - Underwriting
Petty, Mike	Vice President
Quartararo, Paul	Vice President and Chief Medical Officer
Reimer, Linda M.	Vice President and Associate Legal Officer
Rubin, Janis C.	Vice President
Rzad, Amaury J.	Vice President
Schwartz, Richard C.	Vice President and Actuary
Scialabba, Angelo J.	Vice President
Seewald, Scott R.	Vice President
Shannon, Joseph J.	Vice President
Silber, Irwin	Vice President and Actuary
Smith, Kevin M.	Vice President
Sorg, Thomas C.	Vice President
Suryapranata, Monica	Vice President and Actuary
Tate, William P.	Vice President
Troeller, Thomas J.	Vice President and Actuary
Vaccaro, John	Vice President
Wagenseil, Taylor	Vice President
Wagner, Robin M.	Vice President
Walsh, Richard M.	Vice President
Weinstein, Scott W.	Vice President
Wion, Matthew D.	Vice President and Actuary
Yashnyk, Michael A.	Vice President
Zeng, Paul	Vice President and Actuary
Bidwell, Anna Louise	Associate Legal Officer and Secretary

C-4

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Eclipse Funds Inc.(1)	Maryland
ICAP Funds Inc.	Maryland
Eclipse Funds(1)	Massachusetts
The MainStay Funds(1)	Massachusetts
MainStay VP Funds Trust(1)(2)	Maryland
MainStay Funds Trust	Delaware
New York Life Insurance and Annuity Corporation	Delaware
Pacific Square Investments LLC	Delaware
29 Park Investments No. 2 Limited	Cayman Islands
NYLIFE LLC	Delaware
Eagle Strategies LLC	Delaware

(1)	Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.

(2)	New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

(+)	By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

C–5

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Biris Holdings LLC	Delaware
NYL Investors LLC	Delaware
NYL Wind Investments LLC	Delaware
New York Life Short Term Fund	New York
NYLIFE Insurance Company of Arizona	Arizona
29 Park Investments No. 1 Limited	Cayman Islands
New York Life Insurance and Annuity Corporation	Delaware
Pacific Square Investments LLC	Delaware
29 Park Investments No. 2 Limited	Cayman Islands
New York Life Enterprises LLC	Delaware
SEAF Sichuan SME Investment Fund LLC	Delaware	39.98%
New York Life Insurance Taiwan Corporation	Taiwan
New York Life International Holdings Limited	Mauritius	12%
New York Life International India Fund (Mauritius) LLC	Mauritius	92.97%
NYL Cayman Holdings Ltd.	Cayman Islands
NYL Worldwide Capital Investments LLC	Delaware
NYLIFE Thailand, Inc.	Delaware
PMCC Ltd.	Thailand	100%
NYLI-VB Asset Management Co. (Mauritius) LLC	Mauritius	90%
Seguros Monterrey New York Life, S.A. de C.V.	Mexico	99.998%
Administradora de Conductos SMNYL, S.A. de C.V.	Mexico	99%
Agencias de Distribucion SMNYL, S.A. de C.V.	Mexico	99%
New York Life Investment Management Holdings LLC	Delaware
Institutional Capital LLC	Delaware
MacKay Shields LLC	Delaware
MacKay Shields Core Plus Opportunities Fund GP LLC	Delaware
MacKay Shields Core Plus / Opportunities Fund LP	Delaware
MacKay Municipal Managers Opportunities GP LLC	Delaware
MacKay Municipal Opportunities Master Fund, L.P.	Delaware
MacKay Municipal Opportunities Fund, L.P.	Delaware
MacKay Municipal Managers Credit Opportunities GP LLC	Delaware
MacKay Municipal Credit Opportunities Master Fund, L.P.	Delaware
MacKay Municipal Credit Opportunities Fund, L.P.	Delaware
MacKay Municipal Short Term Opportunities Fund GP LLC	Delaware
MacKay Municipal Short Term Opportunities Fund LP	Delaware
Plainview Funds plc (Ireland)	Ireland	50%
Plainview Funds plc – Emerging Markets Credit Portfolio (Ireland)	Ireland	44.41%
Plainview Funds plc – Flexible Bond Fund (Ireland)	Ireland	54.17%
Plainview Funds plc – Unconstrained Bond Portfolio	Ireland	80.61%
Plainview Funds plc – Floating Rate High Yield Fund	Ireland	100%
MacKay Shields Statutory Trust – High Yield Bond Series	Connecticut
MacKay Shields High Yield Active Core Fund GP LLC	Delaware
MacKay Shields High Yield Active Core Fund LP	Delaware
MacKay Shields Credit Strategy Fund Ltd	Cayman Islands
MacKay Shields Defensive Bond Arbitrage Fund Ltd.	Bermuda	18.95%
MacKay Shields Core Plus Opportunities Fund Ltd.	Cayman Islands
MacKay Shields General Partner (L/S) LLC	Delaware
MacKay Shields Long/Short Fund LP	Delaware
MacKay Shields Long/Short Fund (Master) LP	Delaware
MacKay Shields Long/Short Fund (QP) LP	Delaware
MacKay Shields Long/Short Fund (Offshore) LP	Cayman Islands
MacKay Shields Credit Strategy Partners LP	Delaware
MacKay Shields Core Fixed Income Fund GP LLC	Delaware
MacKay Shields Core Fixed Income Fund LP	Delaware
MacKay Shields Income Opportunities Fund GP, LLC	Delaware
MacKay Shields Income Opportunities Delaware Fund, L.P.	Delaware
MacKay Shields Income Opportunities Master Fund I, L.P.	Delaware
MacKay Shields Income Opportunities Master Fund II, L.P.	Delaware
MacKay Shields Income Opportunities Master Fund III, L.P.	Delaware
MacKay Shields Income Opportunities SPV 2, LLC	Delaware
MacKay Shields (International) Ltd.	UK
MacKay Shields (Services) Ltd.	UK
MacKay Shields UK LLP	UK
MacKey Shields Global Derivatives LLC	Delaware
Madison Capital Funding LLC	Delaware
Faraday Holdings, LLC	Delaware	17.75%
Interior Specialists, Inc.	California
Heritage Interiors ISI, LLC	Arizona
SuperFloors ISI, LLC	Washington
Home Acres Holdings LLC	Delaware	50%
Home Acres Building Supply Co. LLC (“HASBC”)	Michigan
Kobrin Builder’s Supply Holdings, LLC (“KBSH”)	Michigan	54.95%
Kobrin Builders Supply, LLC	Florida
V-Line Logistics, LLC	Indiana
IDG Holdco, LLC	Delaware	45.24%
Identity Group Holdings Corp.	Delaware
Identity Group Holdings LLC	Delaware
Business Stationery LLC	Ohio
IDG, LLC	Delaware
SigLet, Inc.	Delaware
Redi-Tag Corporation	California
Graphics Systems, Inc.	Kansas
Scott Sign Systems, Inc.	Florida
AdMart Attractions, Inc.	New York
MCF Co-Investment GP, LLC	Delaware
MCF Co-Investment GP, LP	Delaware
Madison Capital Funding Co-Investment Fund, LP	Delaware
Madison Avenue Loan Fund GP LLC	Delaware
Madison Avenue Loan Fund LP	Delaware
MCF Fund I LLC	Delaware
PSA-MHF Acquisition LLC	Delaware	28.3%
Warwick McAlester Holdings, LLC	Delaware
Chancellor Lane, LLC (dba Sullivan Flotation Systems, Inc.)	Delaware
Electric Avenue, LLC (dba Atlantic-Meeco Holding, Inc.)	Delaware
WDC Liquidation Trust
MCF Capital Management LLC	Delaware
OFS Capital WM, LLC	Delaware
MCF CLO I LLC	Delaware	2.53%
Kirkwood Fund II LLC	Delaware	2.38%
MCF CLO II LLC	Delaware
LMF WF Portfolio I, LLC	Delaware
Young American Holdings, LLC (“YAH”)	Delaware	36.35%
YAC.ECOM Incorporated	Minnesota
Young American, LLC (“YALLC”)	Minnesota
Global Fulfillment Services, Inc.	Arizona
SourceOne Worldwide, Inc.	Minnesota
YA Canada Corporation	Nova Scotia, Canada
Cornerstone Capital Management Holdings LLC	Delaware
Cornerstone Capital Management, LLC	Delaware	51%
Madison Square Investors Asian Equity Market Nuetral Master Fund Ltd.	Cayman Islands
Cornerstone Capital Management Large-Cap Enhanced Index Fund GP, LLC	Delaware
Cornerstone Capital Management Large-Cap Enhanced Index Fund, L.P.	Delaware
GoldPoint Partners LLC	Delaware
New York Life Capital Partners, L.L.C.	Delaware
New York Life Capital Partners, L.P.	Delaware
New York Life Capital Partners II, L.L.C.	Delaware
New York Life Capital Partners II, L.P.	Delaware
New York Life Capital Partners III GenPar GP, LLC	Delaware
New York Life Capital Partners III GenPar, L.P.	Delaware
New York Life Capital Partners III, L.P.	Delaware
NYLCAP III RBG Corp.	Delaware
New York Life Capital Partners III-A, L.P.	Delaware
NYLCAP III-A RBG Corp.	Delaware
New York Life Capital Partners IV GenPar GP, LLC	Delaware
New York Life Capital Partners IV GenPar, L.P.	Delaware
New York Life Capital Partners IV, L.P.	Delaware
New York Life Capital Partners IV-A, L.P.	Delaware
GoldPoint Partners Co-Investment V GenPar GP LLC	Delaware
GoldPoint Partners Co-Investment V GenPar, L.P.	Delaware
GoldPoint Partners Co-Investment V, L.P.	Delaware
GoldPoint Partners Co-Investment V ECI Blocker Holdco A, LP	Delaware
GoldPoint Partners Co-Investment V ECI Blocker A, LP	Delaware
GoldPoint Partners Co-Investment V ECI Blocker Holdco B, LP	Delaware
GoldPoint Partners Co-Investment V ECI Blocker B, LP	Delaware
NYLCAP 2010 Co-Invest GenPar GP, LLC	Delaware
NYLCAP 2010 Co-Invest GenPar L.P.	Delaware
NYLCAP 2010 Co-Invest L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco A L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker A L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco B L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker B L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco C L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker C L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco D L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker D L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco E L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker E L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco F L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker F L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco G L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker G L.P.	Delaware
NYLCAP Canada GenPar Inc.	Canada
NYLCAP Select Manager Canada Fund, LP	Canada
NYLCAP Canada II GenPar Inc.	Canada
NYLCAP Select Manager Canada Fund II, L.P.	Canada
NYLIM Mezzanine GenPar GP, LLC	Delaware
NYLIM Mezzanine GenPar, LP	Delaware
New York Life Investment Management Mezzanine Partners, LP	Delaware
NYLIM Mezzanine Partners Parallel Fund, LP	Delaware
NYLIM Mezzanine Partners II GenPar GP, LLC	Delaware
NYLIM Mezzanine Offshore Partners II, LP	Cayman Islands
NYLIM Mezzanine Partners II GenPar, LP	Delaware
New York Life Investment Management Mezzanine Partners II, LP	Delaware
NYLIM Mezzanine II Luxco S.à.r.l.	Luxembourg
NYLIM Mezzanine Partners II Parallel Fund, LP	Delaware
NYLIM Mezzanine II Parallel Luxco S.à.r.l.	Luxembourg
Voice Holdco Ltd.	Nova Scotia, Canada	27%
Voice Holdings Ltd.	Nova Scotia, Canada
Voice Construction Ltd.	Alberta, Canada
Voice Construction Opco ULC	Alberta, Canada
NYLCAP Mezzanine Partners III GenPar GP, LLC	Delaware
NYLCAP Mezzanine Offshore Partners III-S GP, Limited	Scotland
NYLCAP Mezzanine Partners III GenPar, LP	Delaware
NYLCAP Mezzanine Partners III-K Fund, LP	Delaware
NYLCAP Mezzanine Offshore Partners III-S, LP	Scotland
NYLCAP Mezzanine Partners III, LP	Delaware
NYLCAP Mezzanine III Luxco S.à.r.l.	Luxembourg
NYLCAP Mezzanine Partners III Parallel Fund, LP	Delaware
NYLCAP Mezzanine Partners III 2012 Co-Invest, LP	Delaware
NYLCAP Mezzanine III 2012 Luxco S.à.r.l	Luxembourg
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco A, LP	Delaware
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker A, LP	Delaware
NYLCAP Mezzanine Partners III 2012 Co-Invest Blocker Holdco B, LPD	Delaware
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker B, LP	Delaware
NYLCAP Mezzanine Offshore Partners III, L.P.	Cayman Islands
NYLCAP Select Manager GenPar GP, LLC	Delaware
NYLCAP Select Manager GenPar, LP	Delaware
NYLCAP Select Manager Fund, LP	Delaware
NYLCAP Select Manager Cayman Fund, LP	Cayman Islands
NYLCAP Select Manager II GenPar GP, LLC	Delaware
NYLCAP Select Manager II GenPar, L.P.	Cayman Islands
NYLCAP Select Manager Fund II, L.P.	Cayman Islands
NYLCAP India Funding LLC	Delaware
NYLIM-JB Asset Management Co., LLC	Mauritius	24.66%
New York Life Investment Management India Fund II, LLC	Mauritius
New York Life Investment Management India Fund (FVCI) II, LLC	Mauritius
NYLCAP India Funding III LLC	Delaware
NYLIM-Jacob Ballas Asset Management Co. III, LLC	Mauritius	24.66%
NYLIM Jacob Ballas India Fund III LLC	Mauritius
NYLIM Jacob Ballas Capital India (FVCI) III LLC	Mauritius
NYLIM Jacob Ballas India (FII) III LLC	Mauritius
NYLCAP Holdings	Mauritius
Jacob Ballas Capital India PVT. Ltd.	Mauritius	23.30%
NYLIM Service Company LLC	Delaware
NYL Workforce GP LLC	Delaware
New York Life Investment Management LLC	Delaware
New York Life Investment Management (U.K.) Limited	United Kingdom
NYLIM Large Cap Enhanced Index Fund p.l.c.	Ireland
NYLIM Fund II GP, LLC	Delaware
NYLIM Real Estate Mezzanine Fund II, LP	Delaware
NYLIM-TND, LLC	Delaware
NYLIM-DCM, LLC	Delaware
NYLIM-MM, LLC	Delaware
DCM-N, LLC	Delaware	80%
DCM Warehouse Series A, LLC	Delaware
DCM Warehouse Series One, LLC	Delaware
Sixteen West Savannah, LLC	Indiana
Metropolis II Construction, LLC	Delaware
Streets Las Vegas, LLC	Arizona	90%
NYLIM RE Mezzanine Fund II Investment Corporation	Delaware
NYLIM-GCR Fund I, LLC	Delaware	50%
WFHG GP, LLC	Delaware	50%
Workforce Housing Fund I-2007 LP	Delaware
New York Life Investments International Limited	Ireland
NYLIFE Distributors LLC	Delaware
NYLIM Holdings NCVAD GP, LLC	Delaware
McMorgan Northern California Value Add/Development Fund I, L.P.	Delaware	50%
MNCVAD-IND Greenwood CA LLC	Delaware
MNCVAD-IND Concourse CA LLC	Delaware
Private Advisors L.L.C.	Delaware	60%
Alternative Fund LV, LLC	Delaware
Alternative Fund LV II, LLC	Delaware
Private Advisors Alternative Asset Fund LLC	Delaware
PACIF GP, LLC	Delaware
Private Advisors Coinvestment Fund, LP	Delaware
PACIF II GP, LLC	Delaware
Private Advisors Coinvestment Fund II LP	Delaware
PACIF III GP, LLC	Delaware
Private Advisors Coinvestment Fund III, LP	Delaware
Private Advisors Distressed Opportunities Fund, L.P.	Delaware
PA Hedged Equity Fund, L.P.	Delaware
Private Advisors Hedged Equity Fund (QP), L.P.	Delaware
Private Advisors Hedged Equity Master Fund	Delaware
PAPEF GP, LLC	Delaware
Private Advisors Private Equity Fund, L.P.	Delaware
Private Advisors Income Fund, L.P.	Delaware
Private Advisors Small Company Buyout Fund, L.P.	Delaware
Small Company Buyout Blocker Corp.	Delaware
Small Company Buyout ECI, LP	Delaware
Small Company Buyout Holding, LP	Delaware
Private Advisors Alternative Small Company Buyout Fund, L.P.	Delaware
Private Advisors Small Company Buyout Fund II, L.P.	Delaware
PASCBF III GP, LLC	Delaware
Private Advisors Small Company Buyout Fund III, LP	Delaware
PASCBF IV GP, LLC	Delaware
Private Advisors Small Company Buyout Fund IV, LP	Delaware
PASCBF V GP, LLC	Delaware
Private Advisors Small Company Buyout Fund V, LP	Delaware
Private Advisors Stable Value Fund, Ltd.	Cayman Islands
Montpelier Carry Parent, LLC	Delaware
Montpelier Carry, LLC	Delaware	33.3%
Montpelier GP, LLC	Delaware
Montpelier Fund, L.P.	Delaware
The Hedged Strategies Fund (QP), LP	Delaware
The Hedged Strategies Fund, L.P.	Delaware
The Hedged Strategies Master Fund	Delaware
Cuyahoga Capital Partners I Management Group, LLC	Delaware
Cuyahoga Capital Partners I, L.P.	Delaware
Cuyahoga Capital Partners II Management Group LLC	Delaware
Cuyahoga Capital Partners II LP	Delaware
Cuyahoga Capital Partners III Management Group LLC	Delaware
Cuyahoga Capital Partners III LP	Delaware
Cuyahoga Capital Partners IV Management Group LLC	Delaware
Cuyahoga Capital Partners IV LP	Delaware
Cuyahoga Capital Emerging Buyout Partners Management Group LLC	Delaware
Cuyahoga Capital Emerging Buyout Partners LP	Delaware
Private Advisors Hedged Equity Fund, Ltd.	Cayman Islands
Private Advisors Hedged Equity Fund (QP), Ltd.	Cayman Islands
Private Advisors Hedged Equity Master Fund, Ltd.	Cayman Islands
PA Stable Value Fund, Ltd.	Cayman Islands
Private Advisors Stable Value ERISA Fund, Ltd.	Cayman Islands
Private Advisors Stable Value Master Fund, Ltd.	Cayman Islands
The Hedged Strategies Fund (QP), Ltd.	Cayman Islands
Madison Core Property Fund LLC	Delaware
MIREF 1500 Quail, LLC	Delaware
MIREF Mission Heritage, LLC	Delaware
MIREF Linpro Center, LLC	Delaware
MIREF Mill Creek, LLC	Delaware
MIREF Gateway, LLC	Delaware
MIREF Delta Court, LLC	Delaware
MIREF Seaside, LLC	Delaware
MIREF Zanker Road, LLC	Delaware
MIREF Fremont Distribution Center, LLC	Delaware
1101 Taylor Road LLC	Delaware
MIREF Century, LLC	Delaware
MIREF York Road, LLC	Delaware
York Road EW, LLC	Delaware	64.8%
York Road Retail West, LLC	Delaware	64.8%
2001 EW LLC	Delaware
2122 EW LLC	Delaware
MIREF Saddle River LLC	Delaware
Via Verde San Dimas, LLC	Delaware
MIREF DC Corp.	Delaware
MIREF L Street, LLC	Delaware
1901 L Street Corp.	Delaware
1901 L Street LLC	District of Columbia
MIREF Broadstone Uptown Lofts, LLC	Delaware
Texas Broadstone Uptown Lofts, L.P.	Texas
MIREF Newpoint Commons, LLC	Delaware
MIREF Carol Point, LLC	Delaware
MIREF Broadstone Westway Park, LLC	Delaware
Texas Broadstone Westway Park, L.P.	Texas
MIREF Northsight, LLC	Delaware
MIREF Riverside, LLC	Delaware
MIREF Corporate Woods, LLC	Delaware
MIREF Bedminster, LLC	Delaware
MIREF Barton’s Creek, LLC	Delaware
Barton’s Lodge Apartments, LLC	Delaware
MIREF Marketpointe, LLC	Delaware
MIREF 101 East Crossroads, LLC	Delaware
101 East Crossroads, LLC	Delaware
MIREF Waterview, LLC	Delaware
MIREF Chain Bridge, LLC	Delaware
1991 Chain Bridge Road, LLC	Delaware
MIREF Aptakisic, LLC	Delaware
Aptakisic Creek Corporate Park, LLC	Delaware
MIREF 250 Montgomery, LLC	Delaware
MIREF Hawthorne, LLC	Delaware
MIREF Auburn 277, LLC	Delaware
MIREF Sumner North, LLC	Delaware
MIREF Wellington, LLC	Delaware
MIREF Warner Center, LLC	Delaware
MADISON-IND Valley Business Park CA LLC	Delaware
MADISON-MF Duluth GA LLC	Delaware
MADISON-IND Assateague MD LLC	Delaware
MADISON-SP Assateague LLC	Delaware	90%
MADISON-MF Casa Santa Fe AZ LLC	Delaware
MADISON-MF Cabrillo AZ LLC	Delaware
MADISON-OFC Centerstone I CA LLC	Delaware
MADISON-RTL Centerstone II CA LLC	Delaware
MADISON-OFC Centerstone III CA LLC	Delaware
MADISON-MOB Centerstone IV CA LLC	Delaware
MADISON-OFC Canyon Commons CA LLC	Delaware
NYLIM Flatiron CLO 2003-1 Ltd.	Cayman Islands
NYLIM Flatiron CLO 2003-1 Equity Holdings LLC, Series A	Cayman Islands
NYLIM Flatiron CLO 2004-1 Ltd.	Cayman Islands
NYLIM Flatiron CLO 2004-1 Equity Holdings LLC, Series A	Cayman Islands
NYLIM Flatiron CLO 2005-1 Ltd.	Cayman Islands
NYLIM Flatiron CLO 2005-1 Equity Holdings LLC, Series A	Cayman Islands
NYLIM Flatiron CLO 2006-1 Ltd.	Cayman Islands
NYLIM Flatiron CLO 2006-1 Equity Holdings LLC, Series A	Cayman Islands
Flatiron CLO 2007-1 Ltd.	Cayman Islands
NYLIM Flatiron CLO 2007-1 Equity Holdings LLC, Series A	Cayman Islands
Flatiron CLO 2011-1 Ltd.	Cayman Islands
Flatiron CLO 2012-1 Ltd.	Cayman Islands
Flatiron CLO 2013-1-Ltd.	Cayman Islands
Flatiron CLO 2014-1-Ltd.	Cayman Islands
Flatiron CLO 2014-2 Ltd.	Cayman Islands	100%
Stratford CDO 2001-1 Ltd.	Cayman Islands
Silverado CLO 2006-II Limited	Cayman Islands
Silverado 2006-II Equity Holdings LLC, Series A	Cayman Islands
NYLIFE LLC	Delaware
Eagle Strategies LLC	Delaware
New York Life Capital Corporation	Delaware
NYL Management Limited	United Kingdom
New York Life Trust Company	New York
NYL Executive Benefits LLC	Delaware
NYLIFE Securities LLC	Delaware
NYLINK Insurance Agency Incorporated	Delaware
NYLUK I Company	United Kingdom
NYLUK II Company	United Kingdom
Gresham Mortgage	United Kingdom
W Construction Company	United Kingdom
WUT	United Kingdom
WIM (AIM)	United Kingdom
Silver Spring, LLC	Delaware
Silver Spring Associates, L.P.	Pennsylvania
SCP 2005-C21-002 LLC	Delaware
SCP 2005-C21-003 LLC	Delaware
SCP 2005-C21-006 LLC	Delaware
SCP 2005-C21-007 LLC	Delaware
SCP 2005-C21-008 LLC	Delaware
SCP 2005-C21-009 LLC	Delaware
SCP 2005-C21-017 LLC	Delaware
SCP 2005-C21-018 LLC	Delaware
SCP 2005-C21-021 LLC	Delaware
SCP 2005-C21-025 LLC	Delaware
SCP 2005-C21-031 LLC	Delaware
SCP 2005-C21-036 LLC	Delaware
SCP 2005-C21-041 LLC	Delaware
SCP 2005-C21-043 LLC	Delaware
SCP 2005-C21-044 LLC	Delaware
SCP 2005-C21-048 LLC	Delaware
SCP 2005-C21-061 LLC	Delaware
SCP 2005-C21-063 LLC	Delaware
SCP 2005-C21-067 LLC	Delaware
SCP 2005-C21-069 LLC	Delaware
SCP 2005-C21-070 LLC	Delaware
NYMH-Ennis GP, LLC	Delaware
NYMH-Ennis, L.P.	Texas
NYMH-Freeport GP, LLC	Delaware
NYMH-Freeport, L.P.	Texas
NYMH-Houston GP, LLC	Delaware
NYMH-Houston, L.P.	Texas
NYMH-Plano GP, LLC	Delaware
NYMH-Plano, L.P.	Texas
NYMH-San Antonio GP, LLC	Delaware
NYMH-San Antonio, L.P.	Texas
NYMH-Stephenville GP, LLC	Delaware
NYMH-Stephenville, L.P.	Texas
NYMH-Taylor GP, LLC	Delaware
NYMH-Taylor, L.P.	Texas
NYMH-Attleboro MA, LLC	Delaware
NYMH-Farmingdale, NY LLC	Delaware
NYLMDC-King of Prussia GP, LLC	Delaware
NYLMDC-King of Prussia Realty, LP	Delaware
NYLife Real Estate Holdings LLC	Delaware
Huntsville NYL LLC	Delaware
CC Acquisitions, LP	Delaware
NYL Midwest Apartments LLC	Delaware
REEP-IND Fridley MN LLC	Minnesota
REEP-IND Green Oaks IL LLC	Delaware
REEP-IND Forest Park NJ LLC	Delaware
FP Building 4 LLC	Delaware
FP Building 1-2-3 LLC	Delaware
FP Mantua Grove LLC	Delaware
REEP-IND NJ LLC	Delaware
NJIND JV LLC	Delaware	93%
NJIND Hook Road LLC	Delaware
NJIND Old Post Road LLC	Delaware
NJIND Brunswick Avenue LLC	Delaware
NJIND Raritan Center LLC	Delaware
NJIND Talmadge Road LLC	Delaware
NJIND Bay Avenue LLC	Delaware
NJIND Melrich Road LLC	Delaware
NJIND Carter Drive LLC	Delaware
NJIND Corbin Street LLC	Delaware
REEP-IND Kent LLC	Delaware
REEP-IND Valwood TX LLC	Delaware
REEP-MF Cumberland TN LLC	Delaware
Cumberland Apartments, LLC	Tennessee
REEP-MF Enclave TX LLC	Delaware
Enclave CAF LLC	Delaware	50%
REEP-MF Issaquah WA LLC	Delaware
REEP-MF Marina Landing LLC	Delaware
REEP-SP Marina Landing LLC	Delaware
REEP-MF Mira Loma II TX LLC	Delaware
Mira Loma II, LLC	Delaware	50%
REEP-MF Mount Vernon GA LLC	Delaware
REEP-MF Verde NC LLC	Delaware
REEP-MF Summitt Ridge CO LLC	Delaware
Summitt Ridge Apartments, LLC	Delaware	50%
REEP-MF Wallingford WA LLC	Delaware
REEP-MF Woodridge IL LLC	Delaware
REEP-OF Centerpointe VA LLC	Delaware
REEP-OFC 575 Lex NY LLC	Delaware
REEP-OFC 575 Lex NY GP LLC	Delaware
Maple REEP-OFC 575 Lex Holdings LP	Delaware	50%
REEP-OFC DRAKES LANDING CA LLC	Delaware
REEP OFC Westory DC LLC	Delaware
REEP-RTL SASI GA LLC	Delaware
PTC Acquisitions, LLC	Delaware
Martingale Road LLC	Delaware	71.4693%
North Andrews Avenue LLC	Delaware	66.9%
New York Life Funding	Cayman Islands
New York Life Global Funding	Delaware
Government Energy Savings Trust 2003-A (GEST)	New York
UFI-NOR Federal Receivables Trust, Series 2009B	New York
NYLARC Holding Company Inc.	Arizona
New York Life Agents Reinsurance Company	Arizona

C-6

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2014, there were approximately 56,769 owners of Qualified Policies and 12,912 owners of Non-Qualified Policies offered under NYLIAC Variable Annuity Separate Account IV.

ITEM 28. INDEMNIFICATION

The Officers and Directors of NYLIAC are indemnified pursuant to Section 141(f) of the General Corporation Law of the State of Delaware and under Section 8.01 of the By-Laws of New York Life Insurance and Annuity Corporation, as adopted on November 3, 1980 and amended on April 6, 1988, May 13, 1997 and May 1, 2009.

Section 8.01 of the NYLIAC By-Laws provide for indemnification as follows:

8.01 – LIMITATION OF LIABILITY: INDEMNIFICATION AND ADVANCEMENT OF EXPENSES

(a) LIMITATION OF LIABILITY FOR DIRECTORS – No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director’s duty of loyalty of the Corporation or its stockholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the General Corporation Law of the State of Delaware, or (iv) for any transaction from which the director derived an improper personal benefit. If the General Corporation Law of the State of Delaware is amended to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Law of the State of Delaware, as so amended.

(b) INDEMNIFICATION AND ADVANCEMENT OF EXPENSES OF DIRECTORS AND OFFICERS – Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation), by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against judgments, fines, amounts paid in settlement and reasonable expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person’s conduct was unlawful.

Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against reasonable expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation; provided, that, no indemnification shall be made in respect of any action, suit or proceeding as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the court in which such action, suit or proceeding was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

The Corporation shall advance to or promptly reimburse upon request reasonable expenses (including attorneys’ fees) incurred by a director or officer in defending any civil, criminal, administrative or investigative action, suit or proceeding in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this Section 8.01; provided, however, that such director or officer shall cooperate in good faith with any request by the Corporation that common counsel be utilized by the parties to an action or proceeding who are similarly situated unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

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The indemnification of any person provided by this Section 8.01 shall continue after such person has ceased to be a director or officer of the Corporation and shall inure to the benefit of such person’s heirs, executors, administrators or legal representative.

The Corporation is authorized to enter into agreements with any of its directors, officers or employees extending rights to indemnification and advancement of expenses to any such person to the fullest extent permitted by applicable law, but the failure to enter into any such agreement shall not affect or limit the rights of any such person pursuant to this Section 8.01.

In case any provision in this Section 8.01 shall be determined at any time to be unenforceable in any respect, the other provisions hereof shall not in any way be affected or impaired thereby, and the affected provision shall be given the fullest possible enforcement in the circumstances, it being the intention of the Corporation to afford indemnification and advancement of expenses to its directors and officers, acting in such capacities or in the other capacities mentioned herein, to the fullest extent permitted by law.

(c)	DETERMINATION OF INDEMNIFICATION

(i) DIRECTORS AND OFFICERS – Subject to the General Corporation Law of the State of Delaware, any indemnification of directors and officers shall be made by either (A) the Corporation’s Board of Directors or (B) the Corporation’s shareholders, upon a determination that such indemnification is proper in the circumstances.

(ii) EMPLOYEES AND AGENTS – Subject to the General Corporation of the State of Delaware, the Corporation may indemnify persons who are or were employees (other than officers of the Corporation), agents, or independent contractors of the Corporation upon the advice of the Corporation’s legal counsel and a determination by (A) the Corporation’s Board of Directors or (B) the Corporation’s shareholders, that such indemnification is proper in the circumstances.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

NYLIAC Variable Universal Life Separate Account-I

NYLIAC MFA Separate Account-I

NYLIAC MFA Separate Account-II

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-III

NYLIAC VLI Separate Account

Eclipse Funds

Mainstay Funds

Mainstay VP Series Fund

McMorgan Funds

NYLIM Institutional Funds

(b) Directors and Officers.

The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Stephen P. Fisher	Chairman and Chief Executive Officer
Robert M. Gardner	Manager
Robert J. Hebron	Executive Vice President, AMN Executive Benefits and Retail Distribution
Christopher Ashe	Senior Vice President and Chief Financial Officer
John Akkerman	Senior Managing Director, MacKay Shields Institutional Sales
Matthew M. Grove	Senior Managing Director, Individual Annuities
Yie-Hsin Hung	Senior Managing Director, Investments Boutique
Barbara J. McInerney	Senior Managing Director, Compliance
Robert M. Barrack	Managing Director, GoldPoint Partners Institutional Sales
Tod K. Childress	Managing Director, Private Advisors Institutional Sales
Mark Gomez	Managing Director and General Counsel
Joseph J. Henehan	Managing Director, Retirement Plan Services
Rebekah M. Mueller	Managing Director, Retirement Plan Services
Patrick M. Murphy	Senior Managing Director, Retirement Plan Services
Mark S. Niziak	Managing Director, Retirement Plan Services
John J. O’Gara	Managing Director, U.S. Life and Agency Product Consulting
Amanda Parness	Managing Director, Goldpoint Partners Institutional Sales
Stephen Sexeny	Managing Director, Cornerstone Capital Management Institutional Sales
Robin Wagner	Managing Director and Chief Compliance Officer
Brian Wickwire	Managing Director, NYLIM Service Company, Controller and Chief Operating Officer
David S. Hescheles	Managing Director, Third Party Distribution
Linda M. Howard	Director, Compliance and Anti-Money Laundering Officer
Paula Taylor	Director, Retirement Plan Services
Karen Bain	Vice President - Tax
Marta Hansen	Director, Financial Operations Professional, Treasuruer and Vice President
Rafaela Herrera	Director, Compliance and Sales Material
George Shively	Secretary
Michael Hession	Assistant Secretary

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(c) Commissions and Other Compensation

Name of Principal Underwriter	New Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation

NYLIFE Distributors Inc.	-0-	-0-	-0-	-0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life – Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.

ITEM 31. MANAGEMENT SERVICES – Not applicable.

ITEM 32. UNDERTAKINGS – Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

New York Life Insurance and Annuity Corporation (“NYLIAC”), the sponsoring insurance company of NYLIAC Variable Annuity Separate Account-IV, hereby represents that the fees and charges deducted under the New York Life Premier Plus Variable Annuity and the New York Life Premier Variable Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

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SECTION 403(b) REPRESENTATIONS

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a)(1) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 14th day of February, 2014.

NYLIAC VARIABLE ANNUITY
SEPARATE ACCOUNT - IV
(Registrant)

By:	/s/ Melisssa Kuan
Name: Melissa Kuan
Title: Vice President

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(Depositor)

By:	/s/ Melissa Kuan
Name: Melissa Kuan
Title: Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Christopher T. Ashe*	Director
Christopher O. Blunt*	Director
Frank M. Boccio*	Director
John T. Fleurant*	Director and Chief Financial Officer
Robert M. Gardner*	Director (Principal Accounting Officer)
John Y. Kim*	Director
Steven D. Lash*	Director
Drew E. Lawton*	Director
Theodore A. Mathas*	Chairman and President (Principal Executive Officer)
Arthur H. Seter*	Director
Joel M. Steinberg*	Director
Susan A. Thrope*	Director

By	/s/ Melissa Kuan
Melissa Kuan
Attorney-in-Fact
February 14, 2014

*	Pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

Exhibit Number	Description

(9)	Opinion and Consent of Thomas F. English, Esq.

(10)(b)	Powers of Attorney for Christopher T. Ashe

(10)(c)	Powers of Attorney for Christopher O. Blunt

(10(d)	Powers of Attorney for Frank M. Boccio

(10)(e)	Powers of Attorney for John T. Fleurant

(10)(f)	Powers of Attorney for Robert M. Gardner

(10)(g)	Powers of Attorney for John Y. Kim

(10)(h)	Powers of Attorney for Steven D. Lash

(10)(i)	Powers of Attorney for Drew E. Lawton

(10)(j)	Powers of Attorney for Theodore A. Mathas

(10)(k)	Powers of Attorney for Arthur H. Seter

(10)(l)	Powers of Attorney for Joel M. Steinberg

(10)(m)	Powers of Attorney for Susan A. Thrope